Schedule of Investments PIMCO Dividend and Income Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 127.7% ¤
ASSET-BACKED SECURITIES 15.4%
CAYMAN ISLANDS 3.8%
PFP Ltd. 6.050% due 09/17/2039 •		$271	$272
522 Funding CLO Ltd. 5.519% due 10/23/2034 •		400	401
Anchorage Credit Funding 1 Ltd. 3.900% due 07/28/2037		413	409
Anchorage Credit Funding 2 Ltd. 3.928% due 04/25/2038		400	394
Anchorage Credit Funding 7 Ltd. 4.620% due 04/25/2037		362	361
Anchorage Credit Funding 8 Ltd. 4.430% due 07/25/2037		400	398
ARES XLIV CLO Ltd. 5.424% due 04/15/2034 •		450	451
Atlantic Avenue Ltd. 0.000% due 10/15/2038 •(a)		500	500
Atlas Senior Loan Fund XV Ltd. 5.539% due 10/23/2032 •		303	303
Centerbridge Credit Funding 1 Ltd. 3.164% due 07/25/2039		450	435
CIFC Funding Ltd. 5.719% due 07/15/2036 •		400	401
Fortress Credit BSL X Ltd. 0.000% due 04/20/2033 •(a)		500	500
LCM 31 Ltd. 5.605% due 07/20/2034 •		400	400
Newark BSL CLO 2 Ltd. 5.550% due 07/25/2030 •		134	134
Ocean Trails CLO 8 5.608% due 07/15/2034 •		400	401
Romark CLO - IV Ltd. 0.000% due 07/10/2034 •(a)		500	500
TIAA CLO IV Ltd. 5.465% due 01/20/2032 •		246	246
Tralee CLO VI Ltd. 5.538% due 10/25/2032 •		260	260
Vibrant CLO XII Ltd. 5.301% due 04/20/2034 •		500	500
Voya CLO Ltd. 5.621% due 10/17/2032 •		739	740

Total Cayman Islands			8,006

IRELAND 0.6%
Arbour CLO VII DAC 3.194% due 12/15/2038 •	EUR	400	470
Invesco Euro CLO III DAC 3.126% due 10/30/2038 •		400	470
Palmer Square European Loan Funding DAC 3.006% due 05/15/2033 •		222	261

Total Ireland			1,201

ITALY 0.2%
Golden Bar Securitisation SRL s 3.079% due 09/22/2043 •		279	329

Total Italy			329

JERSEY, CHANNEL ISLANDS 0.2%
37 Capital CLO II Ltd. 5.608% due 07/15/2034 •		$400	401

Total Jersey, Channel Islands			401

UNITED STATES 10.6%
Santander Bank Auto Credit-Linked Notes 4.965% due 01/18/2033		250	251

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

CarMax Select Receivables Trust 4.190% due 03/15/2029	500	500
Carvana Auto Receivables Trust
4.070% due 02/12/2029	500	500
5.050% due 04/10/2029	500	503
5.820% due 08/10/2028	259	261
6.160% due 10/10/2028	279	282
Chase Auto Owner Trust 5.250% due 09/27/2027	111	111
Drive Auto Receivables Trust 4.140% due 09/15/2032	500	500
Ent Auto Receivables Trust 6.240% due 01/16/2029	323	325
First Investors Auto Owner Trust 6.440% due 10/16/2028	103	104
GLS Auto Receivables Issuer Trust 4.760% due 10/15/2027	159	160
GLS Auto Select Receivables Trust
6.370% due 06/15/2028	96	97
5.590% due 10/15/2029	263	266
GM Financial Consumer Automobile Receivables Trust 5.130% due 04/16/2029	800	811
Octane Receivables Trust 4.940% due 05/20/2030	322	323
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032	311	312
SCCU Auto Receivables Trust 5.110% due 06/15/2029	400	403
Westlake Automobile Receivables Trust 4.660% due 09/15/2028	450	452
World Omni Select Auto Trust 4.140% due 05/15/2030	500	500
Bear Stearns Asset-Backed Securities I Trust 5.383% due 12/25/2034 •	687	690
Citigroup Mortgage Loan Trust, Inc. 4.902% due 02/25/2035 •	761	715
Credit Suisse First Boston Mortgage Securities Corp. 4.168% due 01/25/2032 •	310	305
EMC Mortgage Loan Trust 5.572% due 02/25/2041 •	16	16
FBR Securitization Trust 4.977% due 11/25/2035 •	507	506
Home Equity Asset Trust 4.977% due 01/25/2036 •	89	85
Morgan Stanley Home Equity Loan Trust 4.372% due 12/25/2036 •	1,227	590
Option One Mortgage Loan Trust 4.492% due 04/25/2037 •	1,615	1,154
RCKT Mortgage Trust 4.795% due 09/25/2055 «þ	500	499
Residential Asset Mortgage Products Trust 5.337% due 05/25/2035 •	976	955
Residential Asset Securities Corporation Trust 5.157% due 01/25/2034 •	33	34
Soundview Home Loan Trust
5.272% due 09/25/2037 •	1,681	1,235
4.677% due 12/25/2036 •	628	627
Structured Asset Investment Loan Trust 4.422% due 09/25/2036 •	33	33
Affirm Master Trust 4.450% due 10/16/2034	490	490
ECMC Group Student Loan Trust 5.621% due 11/25/2069 •	588	594
GreenSky Home Improvement Issuer Trust
5.320% due 03/25/2060	400	409
5.250% due 10/27/2059	111	111
GreenSky Home Improvement Trust 5.880% due 06/25/2059	37	37
Lendmark Funding Trust 5.530% due 06/21/2032	200	203
Navient Private Education Refi Loan Trust 1.330% due 04/15/2069	145	134
Navient Student Loan Trust 5.371% due 08/26/2069 •	502	503
Nelnet Student Loan Trust
0.000% due 06/22/2065 •	500	501
4.712% due 09/27/2066 •	15	15
Pagaya AI Debt Grantor Trust
5.092% due 07/15/2032	174	175
5.183% due 06/15/2032	156	157
Pagaya AI Debt Selection Trust 6.117% due 12/15/2031	137	139
Pagaya AI Debt Trust 5.373% due 01/17/2033	400	403
Reach ABS Trust
5.880% due 07/15/2031	124	124

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

6.300% due 02/18/2031	12	12
SLM Private Credit Student Loan Trust 4.629% due 06/15/2039 •	482	471
SLM Student Loan Trust 5.271% due 01/25/2075 •	576	575
SMB Private Education Loan Trust
5.240% due 03/15/2056	410	419
5.822% due 03/15/2056 •	492	498
5.822% due 02/16/2055 •	457	462
5.474% due 07/15/2053 •	686	685
5.060% due 03/16/2054	352	357
Tesla Sustainable Energy Trust 5.080% due 06/21/2050	348	351
PRET LLC 5.925% due 10/25/2054 þ	363	364

Total United States		22,294

Total Asset-Backed Securities (Cost $32,734)		32,231

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
FRANCE 0.1%
Altice France SA 9.818% (TSFR3M + 5.500%) due 08/15/2028 «~	99	96

Total France		96

JERSEY, CHANNEL ISLANDS 0.1%
Softbank Vision Fund II TBD% - 7.652% (TSFR3M + 3.650%) due 12/23/2029 «~	200	200

Total Jersey, Channel Islands		200

NETHERLANDS 0.0%
Lealand Finance Co. BV 7.278% (TSFR1M + 3.000%) due 06/30/2027 ~	1	1
Lealand Finance Co. BV (5.278% Cash) 5.278% due 12/31/2027 ~	3	2

Total Netherlands		3

UNITED STATES 0.3%
Envision Healthcare Corp.
12.230% (TSFR3M + 7.875%) due 07/20/2026 «~	124	124
12.230% (TSFR3M + 7.875%) due 11/03/2028 «~	481	495
Mercury Aggregator LP (19.000% PIK) 19.000% due 04/03/2026 «(b)	32	9
Syniverse Holdings, Inc. 11.002% (TSFR3M + 7.000%) due 05/13/2027 ~	8	8
U.S. Renal Care, Inc. 9.278% (TSFR1M + 5.000%) due 06/28/2028 ~	13	13
Westmoreland Coal Co. 8.000% due 03/15/2029 «	2	1

Total United States		650

Total Loan Participations and Assignments (Cost $933)		949

	SHARES
COMMON STOCKS 47.0%
AUSTRALIA 0.6%
INDUSTRIALS 0.4%
Brambles Ltd.	29,749	488
Computershare Ltd.	11,148	268

		756

MATERIALS 0.2%
Fortescue Ltd.	37,291	462

Total Australia		1,218

AUSTRIA 0.1%
ENERGY 0.1%
OMV AG	3,164	169

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

Total Austria		169

BELGIUM 0.1%
FINANCIALS 0.1%
Ageas SA	3,150	219

Total Belgium		219

BRAZIL 0.8%
CONSUMER STAPLES 0.1%
Ambev SA	102,700	233

ENERGY 0.2%
Petroleo Brasileiro SA - Petrobras	82,200	522

FINANCIALS 0.1%
Banco do Brasil SA	36,900	153

MATERIALS 0.4%
Vale SA	71,100	769

Total Brazil		1,677

CANADA 1.5%
CONSUMER DISCRETIONARY 0.2%
Canadian Tire Corp. Ltd. Class A	1,038	124
Magna International, Inc.	4,083	193

		317

ENERGY 0.9%
ARC Resources Ltd.	12,385	226
Enbridge, Inc.	4,748	239
Pembina Pipeline Corp.	2,786	113
South Bow Corp.	1,863	53
Suncor Energy, Inc.	26,857	1,124
TC Energy Corp.	4,236	230

		1,985

MATERIALS 0.4%
Barrick Mining Corp.	23,865	784

Total Canada		3,086

CAYMAN ISLANDS 0.0%
FINANCIALS 0.0%
Qfin Holdings, Inc. ADR	2,266	65

Total Cayman Islands		65

CHILE 0.1%
FINANCIALS 0.1%
Banco de Chile	956,739	145

Total Chile		145

CHINA 1.8%
COMMUNICATION SERVICES 0.6%
NetEase, Inc.	38,400	1,166

CONSUMER DISCRETIONARY 0.5%
ANTA Sports Products Ltd.	18,000	216
JD.com, Inc. Class A	53,850	943

		1,159

ENERGY 0.2%
China Shenhua Energy Co. Ltd. Class H	74,500	356

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

FINANCIALS 0.3%
China Pacific Insurance Group Co. Ltd. Class H	40,400	161
People's Insurance Co. Group of China Ltd. Class H	190,000	166
PICC Property & Casualty Co. Ltd. Class H	152,000	343

		670

HEALTH CARE 0.1%
CSPC Pharmaceutical Group Ltd.	176,000	212

MATERIALS 0.1%
China Hongqiao Group Ltd.	61,500	208

Total China		3,771

CZECH REPUBLIC 0.1%
UTILITIES 0.1%
CEZ AS	2,869	178

Total Czech Republic		178

DENMARK 0.0%
INDUSTRIALS 0.0%
AP Moller - Maersk AS Class B	51	100

Total Denmark		100

FINLAND 0.1%
INDUSTRIALS 0.1%
Wartsila OYJ Abp	6,174	185

Total Finland		185

FRANCE 1.4%
CONSUMER DISCRETIONARY 0.2%
Cie Generale des Etablissements Michelin SCA	14,797	533

CONSUMER STAPLES 0.1%
Carrefour SA	13,245	201

ENERGY 0.1%
TotalEnergies SE	2,656	162

INDUSTRIALS 1.0%
Bouygues SA	4,183	188
Bureau Veritas SA	6,830	214
Eiffage SA	1,481	190
Vinci SA	10,914	1,517

		2,109

Total France		3,005

GERMANY 0.2%
CONSUMER DISCRETIONARY 0.1%
Aumovio SE (d)	864	36
Continental AG	1,728	114

		150

INDUSTRIALS 0.1%
GEA Group AG	3,198	236

Total Germany		386

GREECE 0.2%
FINANCIALS 0.2%
Eurobank Ergasias Services & Holdings SA	55,518	215

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

National Bank of Greece SA	18,852	274

		489

Total Greece		489

HONG KONG 0.5%
CONSUMER STAPLES 0.1%
WH Group Ltd.	179,500	194

REAL ESTATE 0.3%
China Resources Land Ltd.	69,500	271
Sun Hung Kai Properties Ltd.	31,500	377

		648

UTILITIES 0.1%
CLP Holdings Ltd.	36,000	298

Total Hong Kong		1,140

INDONESIA 0.4%
COMMUNICATION SERVICES 0.1%
Telkom Indonesia Persero Tbk. PT	1,060,600	195

FINANCIALS 0.2%
Bank Mandiri Persero Tbk. PT	807,900	213
Bank Rakyat Indonesia Persero Tbk. PT	1,504,700	353

		566

INDUSTRIALS 0.1%
Astra International Tbk. PT	431,400	150

Total Indonesia		911

IRELAND 1.0%
FINANCIALS 0.2%
AIB Group PLC	46,945	428

HEALTH CARE 0.5%
Medtronic PLC	12,175	1,160

INDUSTRIALS 0.3%
Ryanair Holdings PLC	18,732	547

Total Ireland		2,135

ISRAEL 0.7%
FINANCIALS 0.7%
Bank Hapoalim BM	27,195	553
Bank Leumi Le-Israel BM	32,579	642
Mizrahi Tefahot Bank Ltd.	3,359	220

		1,415

Total Israel		1,415

ITALY 1.6%
FINANCIALS 1.2%
Banco BPM SpA	25,086	377
BPER Banca SpA	32,282	359
Intesa Sanpaolo SpA	281,810	1,865

		2,601

UTILITIES 0.4%
Enel SpA	87,754	832

Total Italy		3,433

JAPAN 2.7%
CONSUMER DISCRETIONARY 0.5%
Denso Corp.	38,600	555

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

Isuzu Motors Ltd.	11,800	149
Subaru Corp.	12,700	259
Yamaha Motor Co. Ltd.	19,100	143

		1,106

CONSUMER STAPLES 0.3%
Japan Tobacco, Inc.	20,400	669

ENERGY 0.2%
Inpex Corp.	19,300	348

FINANCIALS 0.5%
MS&AD Insurance Group Holdings, Inc.	27,900	632
Tokio Marine Holdings, Inc.	8,400	355

		987

HEALTH CARE 0.1%
Shionogi & Co. Ltd.	8,000	141

INDUSTRIALS 0.6%
FANUC Corp.	20,600	592
Fuji Electric Co. Ltd.	2,900	195
Nippon Yusen KK	9,500	324
Obayashi Corp.	14,200	233

		1,344

INFORMATION TECHNOLOGY 0.3%
Murata Manufacturing Co. Ltd.	36,000	683

REAL ESTATE 0.1%
Daito Trust Construction Co. Ltd.	6,000	132

UTILITIES 0.1%
Osaka Gas Co. Ltd.	7,600	220

Total Japan		5,630

LUXEMBOURG 0.0%
COMMUNICATION SERVICES 0.0%
SES SA «(d)	2,890	34

FINANCIALS 0.0%
Intelsat SA «(d)(i)	2,890	0

INDUSTRIALS 0.0%
Foresea Holdings SA «	2,200	48

Total Luxembourg		82

MALAYSIA 0.1%
UTILITIES 0.1%
Tenaga Nasional Bhd.	57,000	179

Total Malaysia		179

MEXICO 0.3%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV «(d)	41,996	0

MATERIALS 0.3%
Grupo Mexico SAB de CV	69,400	605

Total Mexico		605

NETHERLANDS 0.2%
CONSUMER STAPLES 0.2%
Koninklijke Ahold Delhaize NV	12,674	513

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

Total Netherlands		513

NORWAY 0.3%
ENERGY 0.3%
Aker BP ASA	6,780	172
Equinor ASA	16,843	411

		583

Total Norway		583

POLAND 0.5%
ENERGY 0.1%
ORLEN SA	12,613	300

FINANCIALS 0.4%
Bank Polska Kasa Opieki SA	3,937	190
Powszechna Kasa Oszczednosci Bank Polski SA	19,337	376
Powszechny Zaklad Ubezpieczen SA	13,030	195

		761

Total Poland		1,061

PORTUGAL 0.2%
UTILITIES 0.2%
EDP SA	68,511	325

Total Portugal		325

SINGAPORE 0.2%
FINANCIALS 0.1%
Singapore Exchange Ltd.	18,400	236

INDUSTRIALS 0.1%
Singapore Airlines Ltd.	32,100	163

Total Singapore		399

SOUTH AFRICA 1.0%
FINANCIALS 0.7%
Absa Group Ltd.	18,385	193
FirstRand Ltd.	111,588	502
Nedbank Group Ltd.	9,804	121
Sanlam Ltd.	38,621	187
Standard Bank Group Ltd.	28,869	395

		1,398

MATERIALS 0.3%
Gold Fields Ltd.	9,491	397
Harmony Gold Mining Co. Ltd.	12,207	221

		618

Total South Africa		2,016

SOUTH KOREA 0.8%
CONSUMER DISCRETIONARY 0.2%
Kia Corp.	5,182	372

CONSUMER STAPLES 0.1%
KT&G Corp.	2,038	194

FINANCIALS 0.1%
Samsung Fire & Marine Insurance Co. Ltd.	640	206

INFORMATION TECHNOLOGY 0.4%
Samsung Electronics Co. Ltd.	14,601	875

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

Total South Korea		1,647

SPAIN 2.2%
CONSUMER DISCRETIONARY 0.4%
Industria de Diseno Textil SA	16,133	893

ENERGY 0.2%
Repsol SA	25,704	457

FINANCIALS 1.2%
Banco Bilbao Vizcaya Argentaria SA	105,591	2,035
Banco de Sabadell SA	111,830	436

		2,471

INDUSTRIALS 0.2%
ACS Actividades de Construccion y Servicios SA	3,875	311

UTILITIES 0.2%
Endesa SA	7,012	224
Redeia Corp. SA	8,958	173

		397

Total Spain		4,529

SWEDEN 0.6%
CONSUMER DISCRETIONARY 0.1%
Evolution AB	1,772	146

FINANCIALS 0.1%
Swedbank AB Class A	7,060	213

INDUSTRIALS 0.2%
Skanska AB Class B	7,357	191
SKF AB Class B	7,282	181

		372

INFORMATION TECHNOLOGY 0.2%
Telefonaktiebolaget LM Ericsson Class B	60,712	503

Total Sweden		1,234

SWITZERLAND 2.3%
CONSUMER STAPLES 0.1%
Nestle SA	2,575	236

FINANCIALS 0.7%
Swiss Re AG	4,819	895
Zurich Insurance Group AG	864	618

		1,513

HEALTH CARE 1.2%
Novartis AG	9,349	1,202
Roche Holding AG	3,985	1,327

		2,529

MATERIALS 0.3%
Holcim AG	6,009	513

Total Switzerland		4,791

TAIWAN 1.1%
INFORMATION TECHNOLOGY 1.1%
Lite-On Technology Corp.	46,000	262
MediaTek, Inc.	33,000	1,431
Novatek Microelectronics Corp.	12,000	168
Realtek Semiconductor Corp.	10,000	181

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

United Microelectronics Corp.	249,000	375

		2,417

Total Taiwan		2,417

UNITED KINGDOM 2.9%
COMMUNICATION SERVICES 0.1%
Vodafone Group PLC	144,101	168

CONSUMER STAPLES 1.5%
British American Tobacco PLC	45,571	2,424
Imperial Brands PLC	17,042	724

		3,148

ENERGY 0.3%
Shell PLC	17,254	615

FINANCIALS 0.2%
3i Group PLC	4,448	245
Admiral Group PLC	5,636	255

		500

INDUSTRIALS 0.1%
Intertek Group PLC	3,460	220

MATERIALS 0.5%
Rio Tinto PLC	16,436	1,083

UTILITIES 0.2%
National Grid PLC	20,620	296

Total United Kingdom		6,030

UNITED STATES 20.4%
COMMUNICATION SERVICES 2.6%
Clear Channel Outdoor Holdings, Inc. (d)	29,821	47
Comcast Corp. Class A	34,462	1,083
Electronic Arts, Inc.	5,271	1,063
iHeartMedia, Inc. Class A (d)	6,979	20
iHeartMedia, Inc. Class B «(d)	5,486	14
Uniti Group, Inc. (d)	16	0
Verizon Communications, Inc.	71,281	3,133

		5,360

CONSUMER DISCRETIONARY 1.2%
Best Buy Co., Inc.	4,434	335
Booking Holdings, Inc.	32	173
eBay, Inc.	10,180	926
Expedia Group, Inc.	2,643	565
Home Depot, Inc.	1,432	580

		2,579

CONSUMER STAPLES 3.5%
Altria Group, Inc.	37,196	2,457
Colgate-Palmolive Co.	6,837	547
Kimberly-Clark Corp.	7,180	893
Philip Morris International, Inc.	14,415	2,338
Procter & Gamble Co.	1,512	232
Target Corp.	10,033	900

		7,367

ENERGY 1.5%
Antero Midstream Corp.	2,266	44
Cheniere Energy, Inc.	496	117
ConocoPhillips	1,544	146
Devon Energy Corp.	13,337	468
DT Midstream, Inc.	1,679	190
EOG Resources, Inc.	9,786	1,097
Hess Midstream LP Class A	2,532	87
Kinder Morgan, Inc.	8,398	238
Kinetik Holdings, Inc.	1,591	68
ONEOK, Inc.	2,812	205
Schlumberger NV	4,199	144
Targa Resources Corp.	723	121

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

Williams Cos., Inc.	4,008	254

		3,179

FINANCIALS 2.3%
Bank of New York Mellon Corp.	3,212	350
CME Group, Inc.	6,923	1,871
Hartford Insurance Group, Inc.	1,786	238
Northern Trust Corp.	4,294	578
State Street Corp.	6,297	731
Synchrony Financial	8,406	597
T. Rowe Price Group, Inc.	4,815	494
Unity Bancorp, Inc. «(d)	46	0
XBP Global Holdings, Inc. (d)	929	1

		4,860

HEALTH CARE 4.5%
AbbVie, Inc.	7,734	1,791
AmSurg Corp. «(d)(i)	4,188	189
Johnson & Johnson	18,476	3,426
Merck & Co., Inc.	19,230	1,614
Pfizer, Inc.	86,205	2,196
UnitedHealth Group, Inc.	639	221

		9,437

INDUSTRIALS 0.6%
Lockheed Martin Corp.	2,220	1,108
PACCAR, Inc.	1,491	147
Westmoreland Mining Holdings «(d)(i)	52	0
Westmoreland Mining LLC «(d)(i)	165	0

		1,255

INFORMATION TECHNOLOGY 3.7%
Apple, Inc.	3,936	1,002
Cisco Systems, Inc.	47,381	3,242
Microsoft Corp.	1,967	1,019
NVIDIA Corp.	9,732	1,816
QUALCOMM, Inc.	3,910	650

		7,729

MATERIALS 0.1%
CF Industries Holdings, Inc.	3,559	319

UTILITIES 0.4%
DTE Energy Co.	2,223	314
Edison International	8,393	464

		778

Total United States		42,863

Total Common Stocks (Cost $80,743)		98,631

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 5.6%
BERMUDA 0.1%
INDUSTRIALS 0.1%
Essent Group Ltd. 6.250% due 07/01/2029	$200	210

Total Bermuda		210

FRANCE 0.4%
BANKING & FINANCE 0.3%
BPCE SA 6.714% due 10/19/2029 •	250	266

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

Societe Generale SA 6.691% due 01/10/2034 •		400	436

			702

INDUSTRIALS 0.1%
Altice France SA 8.125% due 02/01/2027		200	191

Total France			893

IRELAND 0.2%
INDUSTRIALS 0.2%
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(c)	GBP	300	282

Total Ireland			282

ITALY 0.1%
BANKING & FINANCE 0.1%
Intesa Sanpaolo SpA 7.200% due 11/28/2033		$200	228

Total Italy			228

JAPAN 0.4%
INDUSTRIALS 0.4%
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		868	818

Total Japan			818

LUXEMBOURG 0.0%
UTILITIES 0.0%
FORESEA Holding SA 7.500% due 06/15/2030		27	27

Total Luxembourg			27

NETHERLANDS 0.1%
UTILITIES 0.1%
Enel Finance International NV 4.375% due 09/30/2030		250	248

Total Netherlands			248

SAUDI ARABIA 0.1%
INDUSTRIALS 0.1%
Saudi Arabian Oil Co. 4.750% due 06/02/2030		200	203

Total Saudi Arabia			203

SPAIN 0.2%
BANKING & FINANCE 0.2%
Banco Santander SA 6.607% due 11/07/2028		400	428

Total Spain			428

UNITED KINGDOM 0.4%
BANKING & FINANCE 0.2%
Marex Group PLC 5.829% due 05/08/2028		200	203
Nationwide Building Society 6.557% due 10/18/2027 •		200	204

			407

INDUSTRIALS 0.2%
Marston's Issuer PLC 6.738% (SONIO/N + 2.669%) due 07/16/2035 ~	GBP	200	237

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

Mitchells & Butlers Finance PLC 4.555% (BP0003M + 0.450%) due 12/15/2030 ~		48	63
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027		18	28
Thames Water Utilities Finance PLC
2.375% due 04/22/2042		100	91
0.875% due 01/31/2030	EUR	100	81
Thames Water Utilities Ltd. 0.000% due 03/22/2027 (f)	GBP	1	2

			502

Total United Kingdom			909

UNITED STATES 3.6%
BANKING & FINANCE 0.5%
Credit Suisse AG AT1 Claim 1.000% due 12/31/2060		$365	48
EPR Properties
4.950% due 04/15/2028		2	2
4.750% due 12/15/2026		2	2
Ford Motor Credit Co. LLC 4.271% due 01/09/2027		460	456
GLP Capital LP/GLP Financing II, Inc. 5.300% due 01/15/2029		19	19
Starwood Property Trust, Inc. 5.250% due 10/15/2028 (a)		500	501

			1,028

INDUSTRIALS 2.5%
American Airlines Pass-Through Trust 3.350% due 04/15/2031		6	6
Bayer U.S. Finance II LLC 4.375% due 12/15/2028		500	498
Beignet 6.850% due 06/01/2049 «(a)		1,970	1,970
Boeing Co.
6.259% due 05/01/2027		400	412
6.298% due 05/01/2029		10	11
2.750% due 02/01/2026		60	60
2.196% due 02/04/2026		10	10
CVS Pass-Through Trust 8.353% due 07/10/2031		287	314
DISH DBS Corp.
5.250% due 12/01/2026		490	482
5.750% due 12/01/2028		200	192
Energy Transfer LP 4.950% due 05/15/2028		4	4
Hyundai Capital America 4.300% due 09/24/2027		400	400
Topaz Solar Farms LLC
5.750% due 09/30/2039		56	57
4.875% due 09/30/2039		7	6
U.S. Renal Care, Inc. 10.625% due 06/28/2028		2	2
Venture Global Calcasieu Pass LLC 3.875% due 08/15/2029		230	220
Venture Global LNG, Inc.
9.875% due 02/01/2032		150	163
7.000% due 01/15/2030		140	145
Venture Global Plaquemines LNG LLC 6.500% due 01/15/2034		230	242

			5,194

UTILITIES 0.6%
Pacific Gas & Electric Co.
2.500% due 02/01/2031		500	446
3.300% due 03/15/2027		20	20
3.750% due 07/01/2028		110	108
3.250% due 06/01/2031		559	514
4.200% due 03/01/2029		200	198

			1,286

Total United States			7,508

VENEZUELA 0.0%
INDUSTRIALS 0.0%
Petroleos de Venezuela SA
6.000% due 11/15/2026 ^(c)		300	49

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

9.750% due 05/17/2035 ^(c)		20	4

			53

Total Venezuela			53

Total Corporate Bonds & Notes (Cost $12,003)			11,807

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.7%
IRELAND 1.0%
Kinbane 1 DAC 3.870% due 09/25/2062 ~	EUR	380	455
Kinbane 2 DAC 0.000% due 08/24/2075 ~(a)		400	470
Lugo Funding DAC 3.026% due 05/26/2066 •		352	415
Merrion Square Residential DAC 3.008% due 03/24/2081 •		646	760

Total Ireland			2,100

UNITED KINGDOM 1.5%
Avon Finance 4.886% due 12/28/2049 •	GBP	467	630
Bridgegate Funding PLC 6.316% due 10/16/2062 •		1,330	1,800
Eurosail-U.K. PLC
4.805% due 09/13/2045 •		157	210
5.055% due 06/13/2045 •		130	174
Grifonas Finance No. 1 PLC 2.344% due 08/28/2039 •	EUR	92	105
Towd Point Mortgage Funding - Granite 6 PLC 4.978% due 07/20/2053 •	GBP	216	292

Total United Kingdom			3,211

UNITED STATES 8.2%
AG Trust 6.166% due 07/15/2041 •		$190	191
Banc of America Alternative Loan Trust 6.000% due 07/25/2046		33	29
Banc of America Funding Trust 4.753% due 05/20/2036 ~		4	3
Banc of America Mortgage Trust
3.641% due 11/20/2046 ~		2	2
6.000% due 10/25/2036		6	5
BBCCRE Trust 3.966% due 08/10/2033		400	370
Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~		818	735
3.500% due 06/25/2062 ~		1,394	1,293
Chase Mortgage Finance Trust 4.164% due 09/25/2036 ~		14	12
CHL Mortgage Pass-Through Trust 4.772% due 07/25/2037 •		14	4
CIM Trust
4.750% due 06/25/2064 ~		327	325
5.000% due 05/25/2062 ~		1,155	1,155
COMM Mortgage Trust 3.140% due 10/10/2036		400	377
Countrywide Alternative Loan Trust
6.000% due 06/25/2036		74	39
6.000% due 02/25/2037		49	18
6.250% due 12/25/2036 •		20	8
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 01/25/2036		28	16
CSFB Mortgage-Backed Pass-Through Certificates 6.000% due 11/25/2035		308	67
CSMC Trust 3.904% due 04/25/2062 ~		1,210	1,168
CSMC Trust Capital Certificates 4.428% due 12/29/2037 ~		97	49
DBGS Mortgage Trust 6.915% due 10/15/2036 •		900	830
First Horizon Alternative Mortgage Securities Trust 5.120% due 06/25/2036 ~		89	71
GS Mortgage-Backed Securities Trust 3.900% due 09/25/2061 þ		804	787
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037		1	1
JP Morgan Alternative Loan Trust 5.843% due 05/26/2037 ~		31	25
JP Morgan Chase Commercial Mortgage Securities Trust
4.997% due 04/15/2037 •		391	385
6.930% due 11/15/2038 •		967	968

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

7.235% due 10/05/2040	400	424
JP Morgan Mortgage Trust 6.500% due 07/25/2036	75	23
Merrill Lynch Mortgage Investors Trust 4.440% due 03/25/2036 ~	7	4
MFA Trust
4.250% due 02/25/2066 ~	349	336
4.400% due 03/25/2068 þ	1,149	1,139
PRET LLC 5.249% due 10/25/2055 «	500	500
PRET Trust 4.000% due 03/25/2065 «þ	500	487
PRPM Trust 6.327% due 06/25/2069 þ	305	312
RALI Trust
5.072% due 10/25/2045 •	40	28
5.500% due 03/25/2037	169	139
6.250% due 03/25/2037	15	12
RCKT Mortgage Trust
5.158% due 10/25/2044 þ	660	662
5.846% due 08/25/2044 þ	295	298
Sequoia Mortgage Trust 5.069% due 10/25/2055 ~	500	503
Structured Adjustable Rate Mortgage Loan Trust 4.509% due 10/25/2036 ~	1,072	532
Towd Point Mortgage Trust
4.562% due 10/25/2064 ~	345	348
5.043% due 07/25/2065 ~	616	624
Verus Securitization Trust 5.799% due 07/25/2069 þ	613	620
Wells Fargo Alternative Loan Trust 6.443% due 07/25/2037 ~	344	320
Wells Fargo Commercial Mortgage Trust 5.693% due 10/15/2042 «•(a)	500	499
WSTN Trust 6.518% due 07/05/2037 ~	500	510

Total United States		17,253

Total Non-Agency Mortgage-Backed Securities (Cost $22,422)		22,564

	SHARES
MASTER LIMITED PARTNERSHIPS 0.1%
UNITED STATES 0.1%
ENERGY 0.1%
Plains GP Holdings LP	7,748	141

Total Master Limited Partnerships (Cost $156)		141

	PRINCIPAL AMOUNT (000s)
MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	$12	12
7.350% due 07/01/2035	4	4

Total Municipal Bonds & Notes (Cost $16)		16

	SHARES
PREFERRED STOCKS 0.5%
BRAZIL 0.3%
UTILITIES 0.3%
Petroleo Brasileiro SA - Petrobras	102,200	604

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

Total Brazil		604

SOUTH KOREA 0.2%
INDUSTRIALS 0.2%
Samsung Electronics Co. Ltd.	8,312	395

Total South Korea		395

UNITED KINGDOM 0.0%
BANKING & FINANCE 0.0%
Nationwide Building Society 10.250% ~	380	66

Total United Kingdom		66

Total Preferred Stocks (Cost $965)		1,065

REAL ESTATE INVESTMENT TRUSTS 4.8%
FRANCE 0.1%
REAL ESTATE 0.1%
Klepierre SA	4,589	179

Total France		179

HONG KONG 0.1%
REAL ESTATE 0.1%
Link REIT	57,400	295

Total Hong Kong		295

SINGAPORE 0.1%
REAL ESTATE 0.1%
CapitaLand Ascendas REIT	68,500	148

Total Singapore		148

UNITED STATES 4.5%
REAL ESTATE 4.5%
American Assets Trust, Inc.	7,940	161
American Healthcare REIT, Inc.	3,787	159
Annaly Capital Management, Inc.	13,192	267
Broadstone Net Lease, Inc.	43,768	782
EPR Properties	4,392	255
Gaming & Leisure Properties, Inc.	17,088	797
Highwoods Properties, Inc.	10,160	323
Host Hotels & Resorts, Inc.	23,066	393
Kilroy Realty Corp.	3,817	161
LXP Industrial Trust	71,714	643
Millrose Properties, Inc.	23,362	785
National Health Investors, Inc.	3,160	251
NNN REIT, Inc.	11,449	487
Omega Healthcare Investors, Inc.	19,114	807
Sabra Health Care REIT, Inc.	43,198	805
Sila Realty Trust, Inc.	32,180	808
Simon Property Group, Inc.	4,113	772
VICI Properties, Inc.	20,233	660
Welltower, Inc.	979	174

		9,490

Total United States		9,490

Total Real Estate Investment Trusts (Cost $9,082)		10,112

	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 3.3%
ARGENTINA 0.3%
Argentina Bonar Bonds
0.750% due 07/09/2030 þ	$94	48

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

4.125% due 07/09/2035 þ		206	97
Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		146	99
1.000% due 07/09/2029		25	18
3.500% due 07/09/2041 þ		196	95
4.125% due 07/09/2035 þ		167	88
5.000% due 01/09/2038 þ		269	152

Total Argentina			597

BRAZIL 0.5%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (f)	BRL	5,900	1,036

Total Brazil			1,036

COLOMBIA 0.1%
Colombia Government International Bonds 5.000% due 09/19/2032	EUR	250	290

Total Colombia			290

EGYPT 0.1%
Egypt Government Bonds 21.954% due 03/04/2028	EGP	11,400	238

Total Egypt			238

JAPAN 0.0%
Japan Government Thirty Year Bonds 2.400% due 03/20/2055	JPY	2,000	12
Japan Government Twenty Year Bonds 2.400% due 03/20/2045		9,000	59

Total Japan			71

LUXEMBOURG 0.3%
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$500	508

Total Luxembourg			508

MEXICO 0.6%
Mexico Bonos
7.500% due 05/26/2033	MXN	400	21
7.750% due 05/29/2031		2,200	117
7.750% due 11/23/2034		3,880	200
8.500% due 03/01/2029		2,500	139
8.500% due 05/31/2029		1,700	94
Mexico Government International Bonds 5.375% due 03/22/2033		$500	500
Mexico Udibonos
2.750% due 11/27/2031 (g)	MXN	513	25
3.000% due 12/03/2026 (g)		513	28
4.000% due 11/30/2028 (g)		171	9
4.000% due 08/24/2034 (g)		342	18

Total Mexico			1,151

PERU 0.6%
Peru Government Bonds
6.150% due 08/12/2032	PEN	104	32
7.300% due 08/12/2033		700	225
7.600% due 08/12/2039		300	95
Peru Government International Bonds
5.400% due 08/12/2034		100	28
6.150% due 08/12/2032		1,320	403
6.900% due 08/12/2037		153	46
6.950% due 08/12/2031		1,283	409

Total Peru			1,238

ROMANIA 0.3%
Romania Government International Bonds
5.125% due 09/24/2031	EUR	200	235
5.625% due 05/30/2037		100	112
6.250% due 09/10/2034		200	242
6.750% due 07/11/2039		100	120

Total Romania			709

SOUTH AFRICA 0.3%
Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	4,600	253

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

8.000% due 01/31/2030		300	17
8.500% due 01/31/2037		900	48
8.875% due 02/28/2035		6,100	347
9.000% due 01/31/2040		200	11

Total South Africa			676

TURKEY 0.2%
Turkiye Government Bonds
40.854% (BISTREFI) due 09/06/2028 ~	TRY	300	7
42.493% (BISTREFI) due 05/17/2028 ~		6,400	151
Turkiye Government International Bonds 5.250% due 03/13/2030		$200	196

Total Turkey			354

VENEZUELA 0.0%
Venezuela Government International Bonds
7.000% due 03/31/2038 ^(c)		2	0
7.650% due 04/21/2035 ^(c)		3	1
9.250% due 09/15/2027 ^(c)		44	11

Total Venezuela			12

Total Sovereign Issues (Cost $6,574)			6,880

U.S. GOVERNMENT AGENCIES 28.6%
UNITED STATES 28.6%
Federal Home Loan Mortgage Corp.
3.000% due 05/01/2052		161	142
4.000% due 08/01/2042 - 09/01/2042		53	51
Federal National Mortgage Association
3.000% due 11/01/2029 - 05/01/2052		136	120
3.500% due 02/01/2050		24	22
4.000% due 08/01/2042 - 10/01/2042		27	26
7.000% due 03/01/2045		1,100	1,152
Government National Mortgage Association 6.500% due 01/20/2055		200	206
Government National Mortgage Association, TBA
3.000% due 11/01/2055		200	179
3.500% due 11/01/2055		100	91
4.000% due 11/01/2055		300	282
4.500% due 11/01/2055		1,800	1,745
5.000% due 11/01/2055		1,200	1,192
5.500% due 11/01/2055		250	252
6.000% due 10/01/2055 - 11/01/2055		1,100	1,119
6.500% due 11/01/2055		400	411
Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2055		2,900	2,548
3.500% due 11/01/2055		1,300	1,188
4.000% due 11/01/2055		7,100	6,691
4.500% due 10/01/2055 - 11/01/2055		3,400	3,297
5.000% due 11/01/2055		10,300	10,209
5.500% due 11/01/2055		4,800	4,837
6.000% due 11/01/2055		11,400	11,645
6.500% due 11/01/2055		12,300	12,720

Total U.S. Government Agencies (Cost $60,249)			60,125

U.S. TREASURY OBLIGATIONS 10.8%
UNITED STATES 10.8%
U.S. Treasury Bonds
2.875% due 11/15/2046		600	449
3.000% due 02/15/2049		1,133	849
4.250% due 08/15/2054		100	92
4.375% due 08/15/2043		300	290
4.500% due 11/15/2054		1,000	963
4.625% due 05/15/2054		800	786
U.S. Treasury Inflation Protected Securities (g)
0.125% due 02/15/2051		372	207
1.000% due 02/15/2048		131	98
1.000% due 02/15/2049		128	95
0.125% due 04/15/2026		985	980
0.125% due 07/15/2031		2,567	2,398
0.250% due 07/15/2029 (l)		907	880
0.375% due 01/15/2027		43	42
0.375% due 07/15/2027		13	13
0.625% due 07/15/2032		667	631
0.750% due 07/15/2028		270	269
0.875% due 01/15/2029		444	441
1.375% due 07/15/2033		1,915	1,886
1.625% due 04/15/2030		304	309
1.750% due 01/15/2034		105	106

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

1.875% due 07/15/2034 (j)		1,029	1,045
U.S. Treasury Notes
0.500% due 10/31/2027		100	94
0.625% due 11/30/2027		550	516
0.625% due 12/31/2027		220	206
0.750% due 01/31/2028		110	103
2.375% due 03/31/2029		2,800	2,683
4.000% due 10/31/2029 (l)		800	809
4.000% due 07/31/2032		1,800	1,809
4.500% due 03/31/2026		1,800	1,806
4.500% due 04/15/2027		1,800	1,823

Total U.S. Treasury Obligations (Cost $23,813)			22,678

		SHARES
WARRANTS 0.0%
UNITED STATES 0.0%
FINANCIALS 0.0%
Windstream Holdings II LLC - Exp. 10/25/2059 «		9	0

Total Warrants (Cost $0)			0

SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (h)		704,186	704

		PRINCIPAL AMOUNT (000s)
NIGERIA TREASURY BILLS 0.1%
31.666% due 06/11/2026 - 06/29/2026 ~(e)(f)	NGN	438,670	259

Total Short-Term Instruments (Cost $940)			963

Total Investments in Securities (Cost $250,630)			268,162

		SHARES
INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio III		217,942	2,123

Total Short-Term Instruments (Cost $2,122)			2,123

Total Investments in Affiliates (Cost $2,122)			2,123

Total Investments 128.7% (Cost $252,752)			$270,285
Financial Derivative Instruments (k)(m) 0.0%(Cost or Premiums, net $2)			84
Other Assets and Liabilities, net (28.7)%			(60,379)

Net Assets 100.0%			$209,990

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				When-issued security.
(b)				Payment in-kind security.
(c)				Security is not accruing income as of the date of this report.
(d)				Security did not produce income within the last twelve months.
(e)				Coupon represents a weighted average yield to maturity.
(f)				Zero coupon security.
(g)				Principal amount of security is adjusted for inflation.
(h)				Coupon represents a 7-Day Yield.
(i)				RESTRICTED SECURITIES:
Issuer Description			Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AmSurg Corp.			11/02/2023 - 11/06/2023	$175	$189	0.09%
Intelsat SA			06/19/2017 - 07/03/2023	107	0	0.00
Westmoreland Mining Holdings			03/26/2019	0	0	0.00
Westmoreland Mining LLC			06/30/2023 - 02/03/2025	1	0	0.00

				$283	$189	0.09%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)		Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

DEU	4.400%		09/30/2025	10/01/2025	$(1,049)	$(1,049)

Total Reverse Repurchase Agreements						$(1,049)

(j)				Securities with an aggregate market value of $1,045 have been pledged as collateral under the terms of master agreements as of September 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(225) at a weighted average interest rate of 6.763%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Long Guilt December Futures	12/2025	64	$7,819	$37	$34	$(4)
U.S. Treasury 2-Year Note December Futures	12/2025	1	208	0	0	0
U.S. Treasury 5-Year Note December Futures	12/2025	125	13,649	6	5	0
U.S. Treasury 10-Year Note December Futures	12/2025	202	22,725	63	0	(3)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	6	720	19	0	(4)

				$125	$39	$(11)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	1	$(241)	$4	$0	$0
3-Month SOFR Active Contract March Futures	06/2026	1	(241)	3	0	0
3-Month SOFR Active Contract September Futures	12/2025	1	(240)	5	0	0
Australia Government 10-Year Bond December Futures	12/2025	9	(675)	1	0	(5)
Euro-Bobl December Futures	12/2025	7	(968)	0	0	(1)
Euro-Bund December Futures	12/2025	12	(1,811)	(11)	0	(5)
U.S. Treasury Long-Term Bond December Futures	12/2025	15	(1,749)	(39)	4	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	14	(1,611)	(22)	1	0

$(59)	$5	$(11)

Total Futures Contracts	$66	$44	$(22)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin(7)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Ford Motor Co.	(5.000)%	Quarterly	06/20/2026	0.499%	$100	$(5)	$2	$(3)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.402%	$600	$(5)	$14	$9	$0	$0
Ford Motor Co.	5.000	Quarterly	06/20/2027	0.872	200	24	(10)	14	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.217	500	11	(8)	3	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.391	250	0	4	4	0	0

$30	$0	$30	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin(7)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$552	$(21)	$24	$3	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	200	(10)	10	0	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	200	(6)	4	(2)	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030	200	(5)	1	(4)	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	2,000	144	9	153	0	(3)
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030	4,000	305	9	314	4	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	1,800	40	1	41	0	0

$447	$58	$505	$4	$(3)

INTEREST RATE SWAPS
Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	3,900	$(13)	$(10)	$(23)	$6	$0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035	1,200	25	(5)	20	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	30,000	0	(3)	(3)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028	210,000	4	44	48	1	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029	641,000	45	126	171	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029	130,000	2	13	15	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032	90,200	2	33	35	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034	70,000	4	13	17	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035	30,000	(7)	11	4	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	48,000	13	55	68	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042	9,000	0	11	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	$1,200	15	18	33	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	1,000	0	20	20	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.940	Semi-Annual	06/08/2026	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	1,000	9	16	25	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	2,300	(188)	189	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	170	1	0	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	100	(2)	5	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.740	Semi-Annual	12/16/2026	100	(5)	7	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027	200	0	(7)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi-Annual	01/18/2027	100	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027	500	0	19	19	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	2,400	(6)	(78)	(84)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	200	0	(7)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027	1,200	0	42	42	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027	4,900	(13)	(142)	(155)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	200	(1)	(6)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	200	8	2	10	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	200	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	900	(7)	(16)	(23)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	200	14	(4)	10	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.280	Semi-Annual	03/24/2028	400	0	(22)	(22)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.235	Semi-Annual	05/12/2028	100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	1,610	(67)	(63)	(130)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028	4,900	(419)	568	149	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	2,110	2	10	12	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	200	(2)	4	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	100	0	(7)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	110	0	0	0	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	422	9	(35)	(26)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	1,690	10	(22)	(12)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	100	0	7	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029	55	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029	200	(1)	(12)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	220	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	180	(6)	1	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	310	18	10	28	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	220	(9)	(11)	(20)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	282	16	2	18	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	3,540	(61)	18	(43)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	100	(9)	15	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	200	(11)	27	16	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	4,460	(69)	24	(45)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	1,370	120	(21)	99	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	300	(22)	46	24	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	200	(18)	32	14	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	200	(1)	0	(1)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030	837	(1)	2	1	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030	803	(5)	5	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	100	(9)	16	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	2,400	(97)	343	246	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	2,460	35	15	50	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030	730	(10)	(2)	(12)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	127	0	16	16	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	2,120	46	(41)	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	280	(13)	2	(11)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	110	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	2,600	174	221	395	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	663	(49)	(52)	(101)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	1,560	31	(55)	(24)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	110	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031	100	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031	100	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	07/20/2031	100	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	100	(1)	14	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	100	0	(13)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	100	0	(13)	(13)	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	100	0	(12)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	500	(2)	(4)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	100	0	(12)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032	200	(1)	(20)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	400	(2)	(41)	(43)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	200	(1)	(20)	(21)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	1,923	(2)	(29)	(31)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	210	(21)	(9)	(30)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	280	(24)	(7)	(31)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	399	35	9	44	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	710	(15)	4	(11)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	60	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	2,100	246	(4)	242	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	6,420	63	(30)	33	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	3,870	(31)	(5)	(36)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	725	10	19	29	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	200	(1)	9	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	100	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	100	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	100	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	100	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	40	0	0	0	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	100	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	200	(1)	8	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	100	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	760	(20)	28	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	100	0	0	0	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	50	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	100	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034	200	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	10	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035	100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	1,000	(9)	1	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.910	Semi-Annual	10/17/2049	100	(22)	59	37	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.895	Semi-Annual	10/18/2049	100	(21)	58	37	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	140	0	15	15	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	140	0	12	12	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		900	(269)	547	278	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		100	(24)	60	36	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050		100	(15)	57	42	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		500	(89)	288	199	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050		300	(44)	169	125	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		600	(183)	373	190	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050		400	38	153	191	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		100	(1)	(44)	(45)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.590	Semi-Annual	02/09/2051		900	(7)	(381)	(388)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		100	(1)	41	40	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		100	(1)	(9)	(10)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.925	Annual	11/15/2053		304	(3)	4	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		500	49	(11)	38	2	0
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026	BRL	500	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		200	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		400	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		1,000	0	(10)	(10)	0	0
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		900	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		900	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		700	0	(11)	(11)	0	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		200	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		800	0	(12)	(12)	0	0
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		400	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		1,500	0	(22)	(22)	0	0
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		1,190	0	(15)	(15)	0	0
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		400	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		610	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		1,010	0	(12)	(12)	0	0
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		1,810	0	(22)	(22)	0	0
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		1,410	0	(17)	(17)	0	0
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		200	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		1,410	0	(17)	(17)	0	0
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		1,040	0	(12)	(12)	0	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		300	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		1,600	0	(1)	(1)	0	(1)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		1,100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		1,000	0	0	0	0	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		2,200	0	0	0	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	300	2	11	13	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		1,300	0	3	3	0	0
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		900	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		500	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		900	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		900	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		900	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		900	0	3	3	0	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		1,100	0	3	3	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		500	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		500	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		900	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		900	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		200	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	01/03/2031		300	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.001	Quarterly	01/06/2031		300	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	01/07/2031		300	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.030	Quarterly	01/07/2031		300	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.053	Quarterly	01/07/2031		300	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.058	Quarterly	01/07/2031		300	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.063	Quarterly	01/08/2031		800	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	01/08/2031		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.203	Quarterly	01/10/2031		1,400	0	4	4	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	5,080	483	(517)	(34)	0	0
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80	(9)	10	1	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029		2,200	23	(11)	12	2	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		1,300	(3)	26	23	4	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		600	(2)	12	10	2	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		400	5	2	7	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		2,800	39	4	43	10	0
Pay	6-Month CLP-CHILIBOR	4.000	Semi-Annual	09/17/2030		1,400	14	(8)	6	2	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	100	0	6	6	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		100	0	7	7	0	0
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/16/2029		100	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	2.860	Annual	04/24/2029		100	0	3	3	0	0
Pay	6-Month EUR-EURIBOR	2.780	Annual	05/02/2029		100	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	2.827	Annual	05/06/2029		100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		100	0	0	0	0	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		5,920	26	(8)	18	10	0
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		680	8	(34)	(26)	2	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		100	0	9	9	0	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		100	0	1	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		100	(1)	2	1	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		200	0	0	0	1	0
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		1,500	9	186	195	0	(1)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		920	(6)	(11)	(17)	0	(7)
Pay	28-Day MXN-TIIE	9.020	Lunar	12/17/2029	MXN	900	0	3	3	0	0
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029		700	0	3	3	0	0
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		900	0	3	3	0	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		1,100	0	4	4	0	0
Pay	28-Day MXN-TIIE	9.108	Lunar	03/13/2030		2,200	0	9	9	0	0
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	1,200	(20)	25	5	0	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	100	0	(14)	(14)	0	0
Pay	UKRPI	4.140	Maturity	10/15/2031		100	0	(12)	(12)	1	0
Pay	UKRPI	4.250	Maturity	11/15/2031		100	(1)	(8)	(9)	1	0

							$(354)	$2,295	$1,941	$63	$(39)

Total Swap Agreements							$118	$2,355	$2,473	$67	$(42)

(l)

Securities with an aggregate market value of $868 and cash of $2,529 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin liability of $(2) for closed swap agreements is outstanding at period end.

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

(m)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	10/2025	EUR	1,931		$2,253	$0	$(15)
	10/2025		$11	AUD	17	0	0
	10/2025		724	CAD	1,008	0	0
	11/2025	AUD	17		$11	0	0
	11/2025	CAD	1,006		724	0	0
BOA	10/2025	JPY	42,524		284	0	(4)
	10/2025		$20	ILS	67	0	0
	10/2025		54	INR	4,756	0	0
	10/2025		17	JPY	2,482	0	0
	10/2025		30	KRW	41,679	0	0
	10/2025		21	NZD	36	0	0
	10/2025		10	PLN	36	0	0
	11/2025	NZD	36		$21	0	0
	11/2025		$10	ILS	33	0	0
	11/2025		284	JPY	42,377	4	0
	12/2025		133	MXN	2,483	2	0
BPS	10/2025	BRL	2,383		$448	0	0
	10/2025	CNH	774		109	0	0
	10/2025	IDR	2,903,360		175	2	0
	10/2025	INR	4,889		55	1	0
	10/2025	JPY	49,266		332	0	(2)
	10/2025	KRW	97,128		70	1	0
	10/2025	TRY	844		20	0	0
	10/2025	TWD	8,262		275	4	0
	10/2025		$440	BRL	2,383	8	0
	10/2025		89	EUR	76	0	0
	10/2025		203	IDR	3,346,892	0	(2)
	10/2025		175	KRW	242,228	0	(3)
	10/2025		108	PLN	391	0	0
	11/2025	IDR	668,455		$40	0	0
	11/2025	INR	3,560		40	0	0
	11/2025	KRW	28,036		20	0	0
	11/2025		$30	ILS	101	1	0
	11/2025		332	JPY	49,095	2	0
	12/2025	TWD	609		$20	0	0
	12/2025		$52	IDR	868,619	0	0
	12/2025		133	MXN	2,533	4	0
	05/2026		15	KWD	5	0	0
	06/2026		11		3	0	0
	07/2026		7		2	0	0
	06/2027		5		2	0	0
	05/2029	KWD	23		$80	3	0
	07/2029		3		10	0	0
	05/2030		17		59	2	0
	08/2030		4		13	0	0
BRC	10/2025	CHF	84		105	0	0
	10/2025	NOK	4		0	0	0
	10/2025	TWD	4,518		149	1	0
	10/2025		$44	CHF	35	0	0
	10/2025		131	INR	11,588	0	(1)
	10/2025		40	PLN	145	0	0
	10/2025		445	TRY	19,184	10	0
	10/2025		98	ZAR	1,736	2	0
	11/2025	AUD	46		$30	0	0
	11/2025		$105	CHF	84	0	0
	11/2025		0	NOK	4	0	0
	11/2025		300	TRY	13,098	3	0
	11/2025	ZAR	191		$11	0	0
BSH	10/2025		$6	NZD	11	0	0
	11/2025	NZD	11		$6	0	0
	12/2025	MXN	2,974		156	0	(5)
	12/2025	PEN	2,219		621	0	(17)
	02/2026		171		49	0	0
CBK	10/2025	AUD	472		312	1	(1)
	10/2025	BRL	8,728		1,641	1	0
	10/2025	CNH	2,718		383	1	0
	10/2025	EUR	598		699	0	(3)
	10/2025	GBP	111		151	2	0
	10/2025	IDR	1,696,117		102	1	0
	10/2025	INR	37,422		421	0	0
	10/2025	NOK	364		36	0	0
	10/2025	SGD	282		220	1	0
	10/2025	TWD	16,499		553	11	0
	10/2025		$1,579	BRL	8,728	61	0
	10/2025		130	GBP	96	0	(1)
	10/2025		97	IDR	1,588,517	0	(1)
	10/2025		229	INR	20,111	0	(3)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

	10/2025		61	SEK	575	1	0
	10/2025		122	TWD	3,725	0	0
	10/2025	ZAR	495		$29	0	0
	11/2025		$10	ILS	34	0	0
	11/2025		421	INR	37,499	0	0
	11/2025		36	NOK	363	0	0
	12/2025	TWD	2,486		$82	0	0
	12/2025		$53	IDR	897,058	0	0
	01/2026	PEN	219		$62	0	(1)
	01/2026	TWD	1,212		40	0	0
	02/2026	PEN	220		60	0	(3)
	03/2026		304		86	0	(1)
	08/2026		301		83	0	(2)
DUB	10/2025	CNH	1,659		233	1	0
	10/2025	IDR	821,263		50	1	0
	10/2025	INR	7,576		85	0	0
	10/2025	KRW	57,189		41	1	0
	10/2025	NZD	47		28	0	0
	10/2025	SGD	474		370	2	0
	10/2025		$209	ILS	715	7	0
	10/2025		114	INR	10,044	0	(1)
	11/2025	ILS	715		$209	0	(7)
	11/2025	INR	885		10	0	0
	11/2025		$85	INR	7,591	0	0
	11/2025	ZAR	218		$12	0	0
	02/2026	PEN	206		58	0	(1)
FAR	10/2025	AUD	841		545	0	(11)
	10/2025	CHF	15		19	0	0
	10/2025	CNH	724		102	0	0
	10/2025		$816	AUD	1,250	11	0
	10/2025		3,037	EUR	2,599	15	0
	10/2025		217	INR	19,173	0	(2)
	10/2025		817	JPY	120,169	0	(5)
	10/2025		106	PLN	388	0	0
	10/2025		1,107	SGD	1,425	0	(2)
	11/2025	AUD	1,250		$817	0	(11)
	11/2025	EUR	2,599		3,043	0	(15)
	11/2025	PEN	755		206	0	(12)
	11/2025	SGD	1,422		1,107	2	0
	11/2025		$19	CHF	15	0	0
	12/2025	MXN	2,725		$143	0	(5)
	12/2025		$132	MXN	2,493	4	0
GLM	10/2025	BRL	11,148		$2,088	0	(7)
	10/2025	CHF	8		10	0	0
	10/2025	CNH	57		8	0	0
	10/2025	IDR	874,807		52	0	0
	10/2025	KRW	97,193		69	0	(1)
	10/2025	MXN	2,260		120	0	(3)
	10/2025	SGD	13		10	0	0
	10/2025		$2,096	BRL	11,148	0	(2)
	10/2025		50	IDR	829,267	0	(1)
	10/2025		62	INR	5,464	0	(1)
	10/2025		69	KRW	97,224	0	0
	10/2025		190	PLN	689	0	0
	10/2025		8	THB	246	0	0
	11/2025		10	ILS	33	0	0
	11/2025		17	TRY	750	0	0
	12/2025		2,088	BRL	11,307	7	0
	12/2025		52	IDR	861,381	0	0
	04/2026	BRL	2,300		$390	0	(24)
JPM	10/2025	CAD	659		477	3	0
	10/2025	IDR	1,719,156		103	0	0
	10/2025	KRW	98,985		71	1	0
	10/2025	SGD	51		40	0	0
	10/2025	TRY	1,065		25	0	0
	10/2025		$53	EUR	45	0	0
	10/2025		185	IDR	3,073,289	0	(1)
	10/2025		30	ILS	100	0	0
	10/2025		26	PLN	96	0	0
	10/2025		67	TRY	2,859	2	0
	10/2025		10	TWD	296	0	0
	10/2025		22	ZAR	392	1	0
	11/2025	ILS	33		$10	0	0
	11/2025	ZAR	205		12	0	0
	04/2026	BRL	3,600		607	0	(40)
MBC	10/2025	CHF	8		10	0	0
	10/2025	CNH	844		119	0	0
	10/2025	EUR	288		341	3	0
	10/2025	IDR	83,198		5	0	0
	10/2025	JPY	24,417		164	0	(1)
	10/2025	KRW	278,417		200	1	0
	10/2025	NOK	4		0	0	0
	10/2025	SEK	674		70	0	(1)
	10/2025	SGD	606		473	3	0
	10/2025		$101	CHF	80	0	0
	10/2025		125	CNH	892	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

10/2025	114	EUR	97	0	0
10/2025	323	GBP	239	0	(2)
10/2025	12	JPY	1,765	0	0
10/2025	143	KRW	199,745	0	(1)
10/2025	38	THB	1,225	0	0
11/2025	CNH	890	$125	0	0
11/2025	$149	GBP	111	0	0
11/2025	282	JPY	41,744	1	0
11/2025	0	NOK	4	0	0
12/2025	111	MXN	2,055	1	0
MYI	10/2025	CNH	853	$120	0	0
10/2025	IDR	350,772	21	0	0
10/2025	JPY	57,678	386	0	(4)
10/2025	$74	JPY	10,975	0	0
10/2025	59	PLN	212	0	0
10/2025	67	TWD	2,005	0	(1)
11/2025	386	JPY	57,480	4	0
12/2025	TWD	1,992	$67	1	0
12/2025	$174	MXN	3,291	4	0
NGF	10/2025	KRW	131,107	$94	1	0
10/2025	$45	IDR	744,813	0	0
10/2025	50	TRY	2,172	1	0
SCX	10/2025	CNH	620	$87	0	0
10/2025	IDR	963,083	58	0	0
10/2025	INR	5,683	64	0	0
10/2025	TWD	6,342	214	6	0
10/2025	$3,661	GBP	2,737	20	0
10/2025	50	IDR	826,343	0	(1)
10/2025	350	INR	30,912	0	(2)
10/2025	382	JPY	56,189	0	(2)
11/2025	GBP	2,737	$3,662	0	(20)
11/2025	$54	INR	4,809	0	0
11/2025	1	JPY	201	0	0
12/2025	58	IDR	965,517	0	0
SSB	10/2025	GBP	2,961	$3,991	9	0
12/2025	PEN	210	$57	0	(4)
UAG	10/2025	CAD	347	251	2	0
10/2025	ILS	954	286	0	(2)
10/2025	$21	ILS	72	1	0
10/2025	38	NOK	383	1	0
10/2025	58	PLN	212	0	0
10/2025	20	THB	647	0	0
10/2025	29	ZAR	495	0	0
10/2025	ZAR	495	$29	0	0
11/2025	ILS	72	21	0	(1)
11/2025	ZAR	208	12	0	0

Total Forward Foreign Currency Contracts	$247	$(259)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Israel Government International Bonds	1.000%	Quarterly	06/20/2027	0.410%	$100	$(1)	$2	$1	$0
Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.745	200	(2)	4	2	0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—◆	235	0	3	3	0
Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—◆	59	0	1	1	0
GST	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025	100	(9)	9	0	0
Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	0.872	100	(1)	1	0	0
JPM	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.745	100	(1)	2	1	0
MYC	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.365	100	0	1	1	0
Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.487	100	(2)	4	2	0
Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.543	300	(3)	7	4	0
South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.394	200	(9)	11	2	0

$(28)	$45	$17	$0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$4,000	$(86)	$99	$13	$0
MYC	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	5,700	(2)	23	21	0

$(88)	$122	$34	$0

Total Swap Agreements	$(116)	$167	$51	$0

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$8,006	$0	$8,006
Ireland	0	1,201	0	1,201
Italy	0	329	0	329
Jersey, Channel Islands	0	401	0	401
United States	0	21,795	499	22,294
Loan Participations and Assignments
Malaysia
Utilities	0	179	0	179
Mexico
Materials	605	0	0	605
Netherlands
Consumer Staples	0	513	0	513
Norway
Energy	0	583	0	583
Poland
Energy	0	300	0	300
Financials	0	761	0	761
Portugal
Utilities	0	325	0	325
Singapore
Financials	0	236	0	236
Industrials	0	163	0	163
South Africa
Financials	308	1,090	0	1,398
Materials	0	618	0	618
South Korea
Consumer Discretionary	0	372	0	372
Consumer Staples	0	194	0	194
Financials	0	206	0	206
Information Technology	0	875	0	875
Spain
Consumer Discretionary	0	893	0	893
Energy	0	457	0	457
Financials	0	2,471	0	2,471
Industrials	0	311	0	311
Utilities	224	173	0	397
Sweden
Consumer Discretionary	0	146	0	146
Financials	0	213	0	213
Industrials	0	372	0	372
Information Technology	0	503	0	503
Switzerland
Consumer Staples	0	236	0	236
Financials	0	1,513	0	1,513
Health Care	0	2,529	0	2,529
Materials	0	513	0	513

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

Taiwan
Information Technology	0	2,417	0	2,417
United Kingdom
Communication Services	0	168	0	168
Consumer Staples	0	3,148	0	3,148
Energy	0	615	0	615
Financials	0	500	0	500
Industrials	0	220	0	220
Materials	0	1,083	0	1,083
Utilities	0	296	0	296
United States
Communication Services	5,346	0	14	5,360
Consumer Discretionary	2,579	0	0	2,579
Consumer Staples	7,367	0	0	7,367
Energy	3,179	0	0	3,179
Financials	4,860	0	0	4,860
Health Care	9,248	0	189	9,437
Industrials	1,255	0	0	1,255
Information Technology	7,729	0	0	7,729
Materials	319	0	0	319
Utilities	778	0	0	778
Corporate Bonds & Notes
Bermuda
Industrials	0	210	0	210
France
Banking & Finance	0	702	0	702
Industrials	0	191	0	191
Ireland
Industrials	0	282	0	282
Italy
Banking & Finance	0	228	0	228
Japan
Industrials	0	818	0	818
Luxembourg
Utilities	0	27	0	27
Netherlands
Utilities	0	248	0	248
Saudi Arabia
Industrials	0	203	0	203
Spain
Banking & Finance	0	428	0	428
United Kingdom
Banking & Finance	0	407	0	407
Industrials	0	502	0	502
United States
Banking & Finance	0	1,028	0	1,028
Industrials	0	3,224	1,970	5,194
Utilities	0	1,286	0	1,286
Venezuela
Industrials	0	53	0	53
Non-Agency Mortgage-Backed Securities
Ireland	0	2,100	0	2,100
United Kingdom	0	3,211	0	3,211
United States	0	15,767	1,486	17,253
Master Limited Partnerships
United States
Energy	141	0	0	141
Municipal Bonds & Notes
Illinois	0	16	0	16
Preferred Stocks
Brazil
Utilities	604	0	0	604
South Korea
Industrials	0	395	0	395
United Kingdom
Banking & Finance	0	66	0	66
Real Estate Investment Trusts
France
Real Estate	0	179	0	179
Hong Kong
Real Estate	0	295	0	295
Singapore
Real Estate	0	148	0	148
United States
Real Estate	9,490	0	0	9,490
Sovereign Issues
Argentina	0	597	0	597
Brazil	0	1,036	0	1,036
Colombia	0	290	0	290
Egypt	0	238	0	238
Japan	0	71	0	71
Luxembourg	0	508	0	508
Mexico	0	1,151	0	1,151
Peru	0	1,238	0	1,238
Romania	0	709	0	709
South Africa	0	676	0	676

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

Turkey	0	354	0	354
Venezuela	0	12	0	12
U.S. Government Agencies
United States	0	60,125	0	60,125
U.S. Treasury Obligations
United States	0	22,678	0	22,678
Short-Term Instruments
Mutual Funds	0	704	0	704
Nigeria Treasury Bills	0	259	0	259

	$60,201	$202,796	$5,165	$268,162
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,123	$0	$0	$2,123

Total Investments	$62,324	$202,796	$5,165	$270,285

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	34	77	0	111
Over the counter	0	294	4	298

	$34	$371	$4	$409
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(15)	(49)	0	(64)
Over the counter	0	(259)	0	(259)

	$(15)	$(308)	$0	$(323)

Total Financial Derivative Instruments	$19	$63	$4	$86

Totals	$62,343	$202,859	$5,169	$270,371

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (2)

Investments in Securities, at Value
Asset-Backed Securities
United States	$0	$500	$0	$0	$0	$(1)	$0	$0	$499	$(1)
Loan Participations and Assignments
France	0	0	0	0	0	0	96	0	96	0
Jersey, Channel Islands	451	0	(251)	0	0	0	0	0	200	0
United States	641	0	(12)	1	0	(1)	0	0	629	(1)
Common Stocks
Luxembourg
Communication Services	0	0	0	0	0	34	0	0	34	34
Financials	100	0	(101)	0	0	1	0	0	0	0
Industrials	45	0	0	0	0	3	0	0	48	3
United States
Communication Services	9	0	(1)	1	0	5	0	0	14	5
Health Care	189	0	0		0	0	0	0	189	0
Corporate Bonds & Notes
United Kingdom
Banking & Finance	12	0	(11)	0	0	(1)	0	0	0	0
United States
Industrials	0	1,970	0	0	0	0	0	0	1,970	0
Non-Agency Mortgage-Backed Securities
United States	0	1,489	0	0	0	(3)	0	0	1,486	(3)

	$1,447	$3,959	$(376)	$2	$0	$37	$96	$0	$5,165	$37
Financial Derivative Instruments - Assets
Over the counter	$2	$0	$0	$0	$0	$2	$0	$0	$4	$2

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2025 (Unaudited)

Totals	$1,449	$3,959	$(376)	$2	$0	$39	$96	$0	$5,169	$39

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Asset-Backed Securities
United States	$499	Proxy pricing	Base Price	99.999	—
Loan Participations and Assignments
France	96	Third Party Vendor	Broker Quote	97.000	—
Jersey, Channel Islands	200	Recent Transaction	Purchase Price	100.000	—
United States	619	Comparable Companies	EBITDA Multiple	X	16.290	—
9	Discounted Cash Flow	Discount Rate	50.000	—
1	Third Party Vendor	Broker Quote	40.500	—
Common Stocks
Luxembourg
Communication Services	34	Discounted Cash Flow	Discount Rate	7.930	—
Industrials	48	Indicative Market Quotation	Broker Quote	$21.667	—
United States
Communication Services	14	Reference Instrument	Stock Price w/Liquidity Discount	12.000	—
Health Care	189	Comparable Companies	EBITDA Multiple	X	16.290	—
Corporate Bonds & Notes
United States
Industrials	1,970	Recent Transaction	Purchase Price	100.000	—
Non-Agency Mortgage-Backed Securities
United States	987	Proxy pricing	Base Price	97.967 - 100.000	98.997
499	Recent Transaction	Purchase Price	99.750	—
Financial Derivative Instruments- Assets
4	Indicative Market Quotation	Broker Quote	0.939 - 0.978	0.947

Total	$5,169

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO RAE Emerging Markets Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.2% ¤
COMMON STOCKS 89.8%
BRAZIL 11.6%
COMMUNICATION SERVICES 0.7%
Telefonica Brasil SA	1,998,260	$12,792
TIM SA	875,600	3,866

		16,658

CONSUMER DISCRETIONARY 0.8%
Vibra Energia SA	4,343,700	20,069

CONSUMER STAPLES 2.7%
Ambev SA	12,695,100	28,838
JBS NV (a)	2,170,394	32,457
MBRF Global Foods Co. SA	1,210,600	4,417

		65,712

FINANCIALS 2.1%
B3 SA - Brasil Bolsa Balcao	7,334,900	18,467
Banco do Brasil SA	5,852,280	24,290
Banco Santander Brasil SA	1,493,200	8,249

		51,006

MATERIALS 5.2%
Cia Siderurgica Nacional SA	4,129,000	6,129
CSN Mineracao SA	976,400	1,014
Vale SA	10,988,700	118,884

		126,027

UTILITIES 0.1%
CPFL Energia SA	304,700	2,256
Neoenergia SA	123,600	666

		2,922

Total Brazil		282,394

CAYMAN ISLANDS 0.2%
COMMUNICATION SERVICES 0.2%
iQIYI, Inc. ADR (a)(c)	1,816,695	4,651

Total Cayman Islands		4,651

CHILE 1.1%
CONSUMER STAPLES 0.5%
Cencosud SA	3,662,081	10,422
Cia Cervecerias Unidas SA	150,640	926

		11,348

FINANCIALS 0.4%
Banco de Chile	51,014,405	7,746
Banco Santander Chile	47,656,972	3,160

		10,906

UTILITIES 0.2%
Colbun SA	11,863,415	1,876

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2025 (Unaudited)

Enel Chile SA	37,407,651	2,895

		4,771

Total Chile		27,025

CHINA 27.8%
COMMUNICATION SERVICES 0.7%
China Tower Corp. Ltd. Class H	2,124,800	3,132
China United Network Communications Ltd. Class A	18,355,100	14,218

		17,350

CONSUMER DISCRETIONARY 4.0%
BAIC Motor Corp. Ltd. Class H	15,778,500	4,299
China Yongda Automobiles Services Holdings Ltd.	1,307,500	322
Dongfeng Motor Group Co. Ltd. Class H	22,032,000	25,463
Gree Electric Appliances, Inc. of Zhuhai Class A	117,800	658
Huayu Automotive Systems Co. Ltd. Class A	1,543,037	4,450
JD.com, Inc. Class A	263,400	4,615
SAIC Motor Corp. Ltd. Class A	1,956,600	4,716
Tianneng Power International Ltd.	816,000	1,022
Topsports International Holdings Ltd.	11,154,000	4,526
Vipshop Holdings Ltd. ADR	2,177,206	42,760
Zhongsheng Group Holdings Ltd.	1,686,500	3,152

		95,983

CONSUMER STAPLES 0.5%
China Feihe Ltd.	3,086,000	1,585
Hengan International Group Co. Ltd.	400,000	1,304
Tingyi Cayman Islands Holding Corp.	3,916,000	5,231
Uni-President China Holdings Ltd.	2,141,000	2,263
Yonghui Superstores Co. Ltd. Class A	2,422,800	1,598

		11,981

ENERGY 5.7%
China Petroleum & Chemical Corp. Class H	177,804,400	92,361
Guanghui Energy Co. Ltd. Class A	1,353,000	959
PetroChina Co. Ltd. Class H	49,148,000	44,556

		137,876

FINANCIALS 9.3%
Bank of China Ltd. Class H	41,101,000	22,466
Bank of Guiyang Co. Ltd. Class A	1,493,800	1,210
Bank of Zhengzhou Co. Ltd.	6,449,000	1,094
China Cinda Asset Management Co. Ltd. Class H	29,203,000	5,091
China Construction Bank Corp. Class H	13,248,000	12,707
China Minsheng Banking Corp. Ltd. Class H	33,566,500	17,715
China Reinsurance Group Corp. Class H	7,153,000	1,426
CNPC Capital Co. Ltd. Class A	1,010,400	1,498
Huaxia Bank Co. Ltd. Class A	1,602,000	1,482
Industrial Bank Co. Ltd. Class A	1,059,000	2,955
Lufax Holding Ltd. ADR (a)	1,033,618	4,196
Minmetals Capital Co. Ltd. Class A (a)	1,810,700	1,515
PICC Property & Casualty Co. Ltd. Class H	15,408,000	34,758
Ping An Bank Co. Ltd. Class A	2,531,800	4,035
Ping An Insurance Group Co. of China Ltd. Class H	15,418,000	104,890
SDIC Capital Co. Ltd. Class A	1,109,100	1,233
Shanghai Pudong Development Bank Co. Ltd. Class A	4,593,000	7,691

		225,962

HEALTH CARE 0.7%
China Resources Pharmaceutical Group Ltd.	4,851,000	2,998
Sinopharm Group Co. Ltd. Class H	5,678,000	13,355

		16,353

INDUSTRIALS 2.0%
Bohai Leasing Co. Ltd. Class A (a)	1,591,200	786
China Communications Services Corp. Ltd. Class H	9,998,000	5,904
China International Marine Containers Group Co. Ltd. Class H	925,700	988
China Lesso Group Holdings Ltd. Class L	3,512,000	2,201
CITIC Ltd.	13,054,000	19,120
COSCO SHIPPING Holdings Co. Ltd. Class H (c)	4,378,500	6,807
Fosun International Ltd.	1,455,000	1,029
Shanghai Construction Group Co. Ltd. Class A	3,021,200	1,254
Shanxi Coal International Energy Group Co. Ltd.	769,000	1,058
Sinopec Engineering Group Co. Ltd. Class H	1,631,500	1,416
Sinotruk Hong Kong Ltd.	1,030,500	3,039
Xiamen ITG Group Corp. Ltd. Class A	2,943,700	2,558

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2025 (Unaudited)

Xinte Energy Co. Ltd. Class H	720,000	764
YUNDA Holding Group Co. Ltd. Class A	885,600	925

		47,849

INFORMATION TECHNOLOGY 2.7%
AAC Technologies Holdings, Inc.	1,292,500	7,590
BOE Technology Group Co. Ltd. Class A	7,170,200	4,198
Lenovo Group Ltd.	29,706,000	44,018
Tongwei Co. Ltd. Class A	1,914,900	6,009
Wingtech Technology Co. Ltd. Class A	549,600	3,597

		65,412

MATERIALS 1.8%
Angang Steel Co. Ltd. Class H (c)	7,856,000	2,278
Anhui Conch Cement Co. Ltd. Class H	5,909,000	17,795
Baoshan Iron & Steel Co. Ltd. Class A	5,062,200	5,033
BBMG Corp. Class H	2,153,000	232
China National Building Material Co. Ltd. Class H	14,884,000	10,547
Luxi Chemical Group Co. Ltd. Class A	1,138,800	2,326
Sinopec Shanghai Petrochemical Co. Ltd. Class H	17,450,000	3,052
Yunnan Copper Co. Ltd. Class A	805,500	1,984

		43,247

REAL ESTATE 0.4%
Gemdale Corp. Class A	6,663,839	4,072
Red Star Macalline Group Corp. Ltd. Class H	1,115,000	202
Seazen Group Ltd. (a)	14,698,000	4,826
Seazen Holdings Co. Ltd. Class A (a)	551,100	1,261
Shenzhen Overseas Chinese Town Co. Ltd. Class A	1,496,347	559

		10,920

Total China		672,933

GREECE 0.9%
COMMUNICATION SERVICES 0.3%
Hellenic Telecommunications Organization SA	405,684	7,678

CONSUMER DISCRETIONARY 0.0%
Jumbo SA	19,911	683

ENERGY 0.2%
HELLENiQ ENERGY Holdings SA (c)	180,133	1,783
Motor Oil Hellas Corinth Refineries SA	64,294	1,939

		3,722

INDUSTRIALS 0.4%
Star Bulk Carriers Corp.	534,630	9,939

Total Greece		22,022

HONG KONG 2.0%
CONSUMER STAPLES 0.0%
Sun Art Retail Group Ltd.	879,500	211

FINANCIALS 0.4%
China Taiping Insurance Holdings Co. Ltd.	3,618,800	7,074
Far East Horizon Ltd.	1,391,000	1,228

		8,302

INDUSTRIALS 0.7%
China Everbright Environment Group Ltd.	9,874,000	5,634
Orient Overseas International Ltd.	431,000	6,987
Shanghai Industrial Holdings Ltd.	1,041,000	1,829
Shenzhen International Holdings Ltd.	3,382,000	3,393

		17,843

MATERIALS 0.1%
China Resources Building Materials Technology Holdings Ltd.	4,056,000	943

UTILITIES 0.8%
Beijing Enterprises Holdings Ltd.	369,000	1,576
Beijing Enterprises Water Group Ltd.	4,090,000	1,257
Guangdong Investment Ltd.	3,968,000	3,607

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2025 (Unaudited)

Kunlun Energy Co. Ltd.	15,460,000	13,808

		20,248

Total Hong Kong		47,547

INDIA 7.5%
COMMUNICATION SERVICES 0.3%
Indus Towers Ltd. (a)	1,145,289	4,422
Zee Entertainment Enterprises Ltd.	2,003,378	2,539

		6,961

CONSUMER DISCRETIONARY 0.1%
Apollo Tyres Ltd.	75,431	402
Rajesh Exports Ltd. (a)	659,874	1,348

		1,750

ENERGY 2.5%
Bharat Petroleum Corp. Ltd.	1,789,064	6,853
Coal India Ltd.	174,727	768
Hindustan Petroleum Corp. Ltd.	2,029,724	10,154
Indian Oil Corp. Ltd.	13,117,696	22,154
Oil & Natural Gas Corp. Ltd.	5,356,843	14,438
Oil India Ltd.	607,263	2,828
Petronet LNG Ltd.	1,367,052	4,294

		61,489

FINANCIALS 1.5%
Bandhan Bank Ltd.	952,303	1,741
Power Finance Corp. Ltd.	3,218,074	14,861
REC Ltd.	615,419	2,581
Sammaan Capital Ltd.	9,463,654	17,154

		36,337

MATERIALS 2.8%
Chambal Fertilisers & Chemicals Ltd.	441,293	2,539
Gujarat State Fertilizers & Chemicals Ltd.	614,247	1,358
Jindal Saw Ltd.	654,737	1,497
Jindal Steel Ltd.	259,677	3,115
National Aluminium Co. Ltd.	8,367,544	20,159
Vedanta Ltd.	7,342,866	38,541

		67,209

UTILITIES 0.3%
GAIL India Ltd.	1,658,902	3,294
PTC India Ltd.	1,402,456	2,632
Reliance Power Ltd. (a)	2,125,627	1,062

		6,988

Total India		180,734

INDONESIA 2.4%
COMMUNICATION SERVICES 0.5%
Telkom Indonesia Persero Tbk. PT	66,889,400	12,316

CONSUMER STAPLES 0.2%
Gudang Garam Tbk. PT	1,158,700	972
Hanjaya Mandala Sampoerna Tbk. PT	19,459,400	951
Indofood Sukses Makmur Tbk. PT	2,383,300	1,034
Unilever Indonesia Tbk. PT	5,804,100	620

		3,577

ENERGY 0.7%
Alamtri Resources Indonesia Tbk. PT	46,720,800	4,743
Bukit Asam Tbk. PT	10,997,100	1,552
Indo Tambangraya Megah Tbk. PT	3,459,000	4,752
United Tractors Tbk. PT	3,772,200	6,066

		17,113

FINANCIALS 0.5%
Bank Negara Indonesia Persero Tbk. PT	12,804,600	3,159

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2025 (Unaudited)

Bank Rakyat Indonesia Persero Tbk. PT	40,796,400	9,562

		12,721

HEALTH CARE 0.0%
Kalbe Farma Tbk. PT	5,385,600	366

INDUSTRIALS 0.2%
Astra International Tbk. PT	15,836,500	5,492

MATERIALS 0.1%
Indocement Tunggal Prakarsa Tbk. PT	2,820,900	1,106

UTILITIES 0.2%
Perusahaan Gas Negara Tbk. PT	45,563,100	4,624

Total Indonesia		57,315

KUWAIT 0.0%
COMMUNICATION SERVICES 0.0%
Mobile Telecommunications Co. KSCP	192,736	325

CONSUMER DISCRETIONARY 0.0%
Humansoft Holding Co. KSC	57,865	470

Total Kuwait		795

MALAYSIA 0.5%
CONSUMER DISCRETIONARY 0.1%
Genting Bhd.	2,066,200	1,435

ENERGY 0.0%
Petronas Dagangan Bhd.	83,200	454

FINANCIALS 0.1%
Alliance Bank Malaysia Bhd.	483,400	502
Malayan Banking Bhd.	1,363,300	3,210

		3,712

HEALTH CARE 0.2%
Hartalega Holdings Bhd.	2,293,500	637
Kossan Rubber Industries Bhd.	2,345,000	657
Supermax Corp. Bhd. (a)	6,371,080	681
Top Glove Corp. Bhd. (a)	23,179,000	3,194

		5,169

INDUSTRIALS 0.1%
Sime Darby Bhd.	2,748,700	1,490

Total Malaysia		12,260

MEXICO 1.9%
COMMUNICATION SERVICES 1.0%
America Movil SAB de CV Class B	20,892,600	21,870
Grupo Televisa SAB	3,281,800	1,768

		23,638

CONSUMER DISCRETIONARY 0.0%
Nemak SAB de CV (a)	3,123,100	723

CONSUMER STAPLES 0.6%
Alfa SAB de CV Class A	11,334,207	9,086
Arca Continental SAB de CV	417,100	4,373
Gruma SAB de CV Class B	65,650	1,219

		14,678

FINANCIALS 0.2%
Grupo Financiero Banorte SAB de CV Class O	127,100	1,280

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2025 (Unaudited)

Grupo Financiero Inbursa SAB de CV Class O	775,198	2,132

		3,412

MATERIALS 0.1%
Alpek SAB de CV (c)	1,105,306	600
Orbia Advance Corp. SAB de CV	2,887,400	2,792

		3,392

Total Mexico		45,843

PHILIPPINES 0.2%
COMMUNICATION SERVICES 0.0%
PLDT, Inc.	51,265	969

ENERGY 0.1%
Semirara Mining & Power Corp.	2,317,200	1,401

INDUSTRIALS 0.1%
DMCI Holdings, Inc.	7,951,200	1,544

Total Philippines		3,914

POLAND 1.1%
COMMUNICATION SERVICES 0.1%
Cyfrowy Polsat SA	687,366	2,632

ENERGY 0.5%
ORLEN SA	512,545	12,212

FINANCIALS 0.3%
Powszechny Zaklad Ubezpieczen SA	452,096	6,770

INFORMATION TECHNOLOGY 0.0%
Asseco Poland SA	14,328	791

UTILITIES 0.2%
PGE Polska Grupa Energetyczna SA (a)	1,139,819	3,370
Tauron Polska Energia SA (a)	520,500	1,303

		4,673

Total Poland		27,078

QATAR 0.2%
COMMUNICATION SERVICES 0.1%
Ooredoo QPSC	513,756	1,929

FINANCIALS 0.1%
Commercial Bank PSQC	822,802	1,037
Qatar National Bank QPSC	458,404	2,339

		3,376

Total Qatar		5,305

RUSSIA 0.0%
COMMUNICATION SERVICES 0.0%
Mobile TeleSystems PJSC «(a)(c)	290,070	0
Rostelecom PJSC «(a)(c)	341,490	0
Sistema AFK PAO «(a)	1,963,160	0

		0

ENERGY 0.0%
Gazprom PJSC «(a)	3,725,600	0
LUKOIL PJSC «	254,140	0

		0

FINANCIALS 0.0%
Sberbank of Russia PJSC «	4,916,745	0

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2025 (Unaudited)

VTB Bank PJSC «	4,772,724	0

		0

MATERIALS 0.0%
Alrosa PJSC «	2,122,120	0
GMK Norilskiy Nickel PAO «(a)	379,700	0
Magnitogorsk Iron & Steel Works PJSC «	6,974,129	0
Novolipetsk Steel PJSC «	3,113,725	0
Severstal PAO «	339,609	0

		0

UTILITIES 0.0%
Federal Grid Co-Rosseti PJSC «(a)	591,291,707	1
Inter RAO UES PJSC «	15,264,000	0
Unipro PAO «(a)	3,938,000	0

		1

Total Russia		1

SAUDI ARABIA 0.2%
FINANCIALS 0.0%
Banque Saudi Fransi	87,397	416

MATERIALS 0.1%
Saudi Basic Industries Corp.	108,648	1,783
Yanbu National Petrochemical Co.	98,739	920

		2,703

REAL ESTATE 0.0%
Arabian Centres Co.	57,061	345

UTILITIES 0.1%
Saudi Electricity Co.	210,811	854

Total Saudi Arabia		4,318

SOUTH AFRICA 6.3%
COMMUNICATION SERVICES 0.5%
MTN Group Ltd.	817,386	6,878
MultiChoice Group	201,773	1,463
Telkom SA SOC Ltd.	1,684,650	4,992

		13,333

CONSUMER DISCRETIONARY 0.2%
Motus Holdings Ltd. (c)	502,365	3,025
Woolworths Holdings Ltd.	241,045	702

		3,727

CONSUMER STAPLES 0.2%
SPAR Group Ltd. (a)	105,062	600
Tiger Brands Ltd.	233,920	4,182

		4,782

ENERGY 0.1%
Exxaro Resources Ltd. (c)	168,731	1,760
Thungela Resources Ltd.	172,077	872

		2,632

FINANCIALS 1.6%
Absa Group Ltd.	226,798	2,380
Momentum Group Ltd.	1,690,696	3,210
Nedbank Group Ltd. (c)	1,170,277	14,468
Old Mutual Ltd.	9,000,602	6,955
Standard Bank Group Ltd.	802,587	10,980

		37,993

HEALTH CARE 0.1%
Life Healthcare Group Holdings Ltd.	2,687,216	1,803

INDUSTRIALS 0.1%
Barloworld Ltd.	445,016	3,038

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2025 (Unaudited)

MATERIALS 3.5%
Impala Platinum Holdings Ltd.	1,767,130	22,536
Sappi Ltd.	495,151	663
Sibanye Stillwater Ltd.	12,423,427	35,140
Valterra Platinum Ltd.	378,210	26,991

		85,330

Total South Africa		152,638

SOUTH KOREA 11.9%
COMMUNICATION SERVICES 2.0%
KT Corp.	660,845	23,819
LG Uplus Corp.	790,930	8,651
NCSoft Corp.	14,466	2,229
SK Telecom Co. Ltd.	331,474	12,849

		47,548

CONSUMER DISCRETIONARY 1.2%
Hankook Tire & Technology Co. Ltd.	92,107	2,517
Hyundai Mobis Co. Ltd.	43,332	9,219
Kia Corp.	53,488	3,839
LG Electronics, Inc.	196,154	10,581
Lotte Shopping Co. Ltd.	60,744	3,067

		29,223

CONSUMER STAPLES 0.8%
E-MART, Inc.	32,651	1,758
KT&G Corp.	140,312	13,366
LG H&H Co. Ltd.	26,680	5,445

		20,569

ENERGY 0.1%
S-Oil Corp. (a)	48,629	2,160

FINANCIALS 2.3%
BNK Financial Group, Inc.	449,663	4,679
DB Insurance Co. Ltd.	108,007	10,674
Hanwha Life Insurance Co. Ltd.	2,013,361	4,515
Hyundai Marine & Fire Insurance Co. Ltd.	281,345	5,653
Samsung Card Co. Ltd.	87,307	3,259
Samsung Fire & Marine Insurance Co. Ltd.	23,939	7,706
Shinhan Financial Group Co. Ltd.	229,432	11,568
Woori Financial Group, Inc.	365,516	6,769

		54,823

INDUSTRIALS 3.8%
CJ Corp.	125,942	16,485
CJ Logistics Corp.	16,448	987
Daewoo Engineering & Construction Co. Ltd. (a)	866,370	2,212
DL E&C Co. Ltd.	126,385	3,784
Doosan Bobcat, Inc.	32,153	1,272
GS Engineering & Construction Corp.	228,564	3,001
GS Holdings Corp.	100,883	3,306
Hanwha Corp.	212,343	12,821
Hyundai Engineering & Construction Co. Ltd.	400,104	15,521
Hyundai Glovis Co. Ltd.	153,616	18,122
LX International Corp.	196,764	4,487
SK, Inc.	69,448	10,401

		92,399

INFORMATION TECHNOLOGY 0.3%
LG Display Co. Ltd. (a)	745,263	7,652

MATERIALS 0.5%
Hyundai Steel Co.	198,788	4,810
Kumho Petrochemical Co. Ltd.	16,005	1,192
POSCO Holdings, Inc.	35,647	7,007

		13,009

UTILITIES 0.9%
Korea Electric Power Corp.	719,654	18,568

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2025 (Unaudited)

Korea Gas Corp.	78,846	2,201

		20,769

Total South Korea		288,152

TAIWAN 6.5%
CONSUMER DISCRETIONARY 0.3%
China Motor Corp.	771,000	1,613
Pou Chen Corp.	5,449,000	5,172

		6,785

INDUSTRIALS 4.5%
Evergreen Marine Corp. Taiwan Ltd.	12,416,000	73,127
Far Eastern New Century Corp.	1,328,000	1,213
Wan Hai Lines Ltd.	720,000	1,760
Yang Ming Marine Transport Corp.	19,036,000	33,202

		109,302

INFORMATION TECHNOLOGY 1.7%
Catcher Technology Co. Ltd.	631,000	3,786
Compal Electronics, Inc.	13,261,000	14,167
FLEXium Interconnect, Inc.	948,000	1,944
General Interface Solution GIS Holding Ltd.	590,871	1,221
Pegatron Corp.	5,983,000	13,935
Primax Electronics Ltd.	850,000	2,199
Radiant Opto-Electronics Corp.	619,000	2,921
Supreme Electronics Co. Ltd.	344,000	503
TPK Holding Co. Ltd.	557,000	724

		41,400

REAL ESTATE 0.0%
Farglory Land Development Co. Ltd.	303,000	617

Total Taiwan		158,104

THAILAND 6.7%
CONSUMER DISCRETIONARY 0.1%
Sri Trang Agro-Industry PCL	5,879,000	2,289

ENERGY 1.3%
IRPC PCL	34,918,800	1,208
PTT PCL	26,708,900	27,406
Star Petroleum Refining PCL	17,759,800	2,621

		31,235

FINANCIALS 4.6%
Bangkok Bank PCL	510,500	2,349
Kasikornbank PCL	7,645,200	39,544
Kiatnakin Phatra Bank PCL	451,300	819
Krung Thai Bank PCL	19,071,600	14,591
SCB X PCL	8,653,400	34,331
Thai Life Insurance PCL	6,238,500	2,043
Thanachart Capital PCL	7,735,804	11,996
Tisco Financial Group PCL	1,904,400	5,995

		111,668

HEALTH CARE 0.0%
Sri Trang Gloves Thailand PCL	2,263,700	508

INDUSTRIALS 0.1%
Regional Container Lines PCL	2,542,400	2,079

MATERIALS 0.5%
Indorama Ventures PCL	5,937,600	4,111
PTT Global Chemical PCL	10,396,300	8,000

		12,111

REAL ESTATE 0.1%
3BB Internet Infrastructure Fund	3,228,800	648
Land & Houses PCL	9,961,800	1,329

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2025 (Unaudited)

Supalai PCL	3,060,200	1,719

		3,696

Total Thailand		163,586

TURKEY 0.3%
FINANCIALS 0.3%
Is Yatirim Menkul Degerler AS	7,308,068	7,632

Total Turkey		7,632

UNITED ARAB EMIRATES 0.5%
FINANCIALS 0.2%
Dubai Islamic Bank PJSC	1,714,096	4,470

REAL ESTATE 0.3%
Emaar Properties PJSC	2,169,738	7,709

Total United Arab Emirates		12,179

Total Common Stocks (Cost $1,877,102)		2,176,426

PREFERRED STOCKS 8.9%
BRAZIL 8.8%
BANKING & FINANCE 1.9%
Banco Bradesco SA	13,654,500	45,384

INDUSTRIALS 1.7%
Gerdau SA	9,478,600	29,581
Metalurgica Gerdau SA	5,287,000	9,457
Usinas Siderurgicas de Minas Gerais SA Usiminas	2,569,300	2,042

		41,080

UTILITIES 5.2%
Cia Energetica de Minas Gerais	7,810,770	16,364
Cia Paranaense de Energia - Copel	1,557,500	3,769
Petroleo Brasileiro SA - Petrobras	18,061,300	106,761

		126,894

Total Brazil		213,358

CHILE 0.1%
INDUSTRIALS 0.1%
Embotelladora Andina SA	917,087	3,613

Total Chile		3,613

RUSSIA 0.0%
UTILITIES 0.0%
Bashneft PJSC «	31,237	0
Transneft PJSC «	81,000	0

		0

Total Russia		0

Total Preferred Stocks (Cost $222,262)		216,972

REAL ESTATE INVESTMENT TRUSTS 0.4%
MEXICO 0.1%
REAL ESTATE 0.1%
Fibra Uno Administracion SA de CV	2,107,700	3,106

Total Mexico		3,106

SOUTH AFRICA 0.3%
REAL ESTATE 0.3%
Growthpoint Properties Ltd.	7,214,973	6,154

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2025 (Unaudited)

Redefine Properties Ltd.	3,894,988	1,122

		7,276

Total South Africa		7,276

Total Real Estate Investment Trusts (Cost $8,540)		10,382

SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (d)	1,804,462	1,804

Total Mutual Funds (Cost $1,804)		1,804

Total Short-Term Instruments (Cost $1,804)		1,804

Total Investments in Securities (Cost $2,109,708)		2,405,583

INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
MUTUAL FUNDS 0.9%
PIMCO Government Money Market Fund 4.290% (b)(c)(d)	21,657,124	21,657

Total Mutual Funds (Cost $21,657)		21,657

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	941,411	9,169

Total Short-Term Instruments (Cost $30,825)		30,826

Total Investments in Affiliates (Cost $30,825)		30,826

Total Investments 100.5% (Cost $2,140,533)		$2,436,409
Financial Derivative Instruments (e) 0.0%(Cost or Premiums, net $0)		8
Other Assets and Liabilities, net (0.5)%		(11,806)

Net Assets 100.0%		$2,424,611

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $20,385 were out on loan in exchange for $21,658 of cash collateral as of September 30, 2025.
(d)	Coupon represents a 7-Day Yield.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Mini MSCI Emerging Markets Index December Futures	12/2025	37	$2,515	$0	$8	$0

Total Futures Contracts				$0	$8	$0

Cash of $1,565 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Common Stocks
Brazil
	Communication Services	$16,658	$0	$0	$16,658
	Consumer Discretionary	20,069	0	0	20,069
	Consumer Staples	65,712	0	0	65,712
	Financials	51,006	0	0	51,006
	Materials	126,027	0	0	126,027
	Utilities	2,922	0	0	2,922
Cayman Islands
	Communication Services	4,651	0	0	4,651
Chile
	Consumer Staples	926	10,422	0	11,348
	Financials	7,746	3,160	0	10,906
	Utilities	1,876	2,895	0	4,771
China
	Communication Services	0	17,350	0	17,350
	Consumer Discretionary	42,760	53,223	0	95,983
	Consumer Staples	0	11,981	0	11,981
	Energy	0	137,876	0	137,876
	Financials	5,290	220,672	0	225,962
	Health Care	0	16,353	0	16,353
	Industrials	0	47,849	0	47,849
	Information Technology	0	65,412	0	65,412
	Materials	0	43,247	0	43,247
	Real Estate	202	10,718	0	10,920
Greece
	Communication Services	7,678	0	0	7,678
	Consumer Discretionary	683	0	0	683
	Energy	1,783	1,939	0	3,722
	Industrials	9,939	0	0	9,939
Hong Kong
	Consumer Staples	0	211	0	211
	Financials	1,228	7,074	0	8,302
	Industrials	0	17,843	0	17,843
	Materials	0	943	0	943
	Utilities	0	20,248	0	20,248
India
	Communication Services	0	6,961	0	6,961
	Consumer Discretionary	0	1,750	0	1,750
	Energy	0	61,489	0	61,489
	Financials	0	36,337	0	36,337
	Materials	0	67,209	0	67,209
	Utilities	0	6,988	0	6,988

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2025 (Unaudited)

Indonesia
Communication Services	0	12,316	0	12,316
Consumer Staples	2,543	1,034	0	3,577
Energy	0	17,113	0	17,113
Financials	0	12,721	0	12,721
Health Care	0	366	0	366
Industrials	0	5,492	0	5,492
Materials	0	1,106	0	1,106
Utilities	0	4,624	0	4,624
Kuwait
Communication Services	0	325	0	325
Consumer Discretionary	470	0	0	470
Malaysia
Consumer Discretionary	0	1,435	0	1,435
Energy	0	454	0	454
Financials	0	3,712	0	3,712
Health Care	0	5,169	0	5,169
Industrials	0	1,490	0	1,490
Mexico
Communication Services	23,638	0	0	23,638
Consumer Discretionary	723	0	0	723
Consumer Staples	14,678	0	0	14,678
Financials	3,412	0	0	3,412
Materials	3,392	0	0	3,392
Philippines
Communication Services	0	969	0	969
Energy	1,401	0	0	1,401
Industrials	1,544	0	0	1,544
Poland
Communication Services	0	2,632	0	2,632
Energy	0	12,212	0	12,212
Financials	0	6,770	0	6,770
Information Technology	0	791	0	791
Utilities	0	4,673	0	4,673
Qatar
Communication Services	1,929	0	0	1,929
Financials	2,339	1,037	0	3,376
Russia
Utilities	0	0	1	1
Saudi Arabia
Financials	416	0	0	416
Materials	1,783	920	0	2,703
Real Estate	0	345	0	345
Utilities	854	0	0	854
South Africa
Communication Services	6,455	6,878	0	13,333
Consumer Discretionary	3,727	0	0	3,727
Consumer Staples	4,782	0	0	4,782
Energy	2,632	0	0	2,632
Financials	17,678	20,315	0	37,993
Health Care	1,803	0	0	1,803
Industrials	0	3,038	0	3,038
Materials	663	84,667	0	85,330
South Korea
Communication Services	0	47,548	0	47,548
Consumer Discretionary	0	29,223	0	29,223
Consumer Staples	0	20,569	0	20,569
Energy	0	2,160	0	2,160
Financials	0	54,823	0	54,823
Industrials	0	92,399	0	92,399
Information Technology	0	7,652	0	7,652
Materials	0	13,009	0	13,009
Utilities	0	20,769	0	20,769
Taiwan
Consumer Discretionary	0	6,785	0	6,785
Industrials	0	109,302	0	109,302
Information Technology	0	41,400	0	41,400
Real Estate	0	617	0	617
Thailand
Consumer Discretionary	0	2,289	0	2,289
Energy	27,406	3,829	0	31,235
Financials	0	111,668	0	111,668
Health Care	0	508	0	508
Industrials	2,079	0	0	2,079
Materials	0	12,111	0	12,111
Real Estate	1,719	1,977	0	3,696
Turkey
Financials	7,632	0	0	7,632
United Arab Emirates
Financials	0	4,470	0	4,470
Real Estate	7,709	0	0	7,709
Preferred Stocks
Brazil
Banking & Finance	45,384	0	0	45,384
Industrials	41,080	0	0	41,080
Utilities	126,894	0	0	126,894

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2025 (Unaudited)

Chile
Industrials	3,613	0	0	3,613
Real Estate Investment Trusts
Mexico
Real Estate	3,106	0	0	3,106
South Africa
Real Estate	6,154	1,122	0	7,276
Short-Term Instruments
Mutual Funds	0	1,804	0	1,804

	$736,794	$1,668,788	$1	$2,405,583
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	21,657	0	0	21,657
Central Funds Used for Cash Management Purposes	9,169	0	0	9,169

	$30,826	$0	$0	$30,826

Total Investments	$767,620	$1,668,788	$1	$2,436,409

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$8	$0	$0	$8

Total Financial Derivative Instruments	$8	$0	$0	$8

Totals	$767,628	$1,668,788	$1	$2,436,417

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO RAE Global ex-US Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.1% ¤
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (b)	118,810	$118

Total Short-Term Instruments (Cost $119)		118

Total Investments in Securities (Cost $119)		118

INVESTMENTS IN AFFILIATES 100.0%
MUTUAL FUNDS (a) 100.0%
UNITED STATES 100.0% PIMCO RAE Emerging Markets Fund	2,620,179	31,416
PIMCO RAE International Fund	9,410,754	87,144

Total Mutual Funds (Cost $100,827)		118,560

Total Investments in Affiliates (Cost $100,827)		118,560

Total Investments 100.1% (Cost $100,946)		$118,678
Other Assets and Liabilities, net (0.1)%		(77)

Net Assets 100.0%		$118,601

Schedule of Investments PIMCO RAE Global ex-US Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Short-Term Instruments
Mutual Funds	$0	$118	$0	$118

	$0	$118	$0	$118
Investments in Affiliates, at Value
Mutual Funds
United States	118,560	0	0	118,560

Total Investments	$118,560	$118	$0	$118,678

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO RAE International Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.0% ¤
COMMON STOCKS 97.6%
AUSTRALIA 1.8%
CONSUMER DISCRETIONARY 0.3%
JB Hi-Fi Ltd.	20,064	$1,540

FINANCIALS 0.1%
Suncorp Group Ltd.	51,160	686

INDUSTRIALS 0.3%
Aurizon Holdings Ltd.	291,542	615
Downer EDI Ltd.	184,741	900

		1,515

MATERIALS 0.3%
BlueScope Steel Ltd.	70,991	1,066
Sims Ltd.	41,360	365

		1,431

UTILITIES 0.8%
AGL Energy Ltd.	690,744	4,044

Total Australia		9,216

AUSTRIA 1.4%
ENERGY 0.5%
OMV AG	45,331	2,422

FINANCIALS 0.3%
Raiffeisen Bank International AG	36,700	1,271

INDUSTRIALS 0.0%
Strabag SE	1,706	156

INFORMATION TECHNOLOGY 0.0%
ams-OSRAM AG (a)	13,376	189

MATERIALS 0.6%
voestalpine AG	89,709	3,213

Total Austria		7,251

BELGIUM 0.8%
COMMUNICATION SERVICES 0.3%
Proximus SADP	170,715	1,494

CONSUMER STAPLES 0.1%
Colruyt Group NV	7,341	289

FINANCIALS 0.3%
Ageas SA	23,662	1,641

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2025 (Unaudited)

MATERIALS 0.1%
Bekaert SA	11,190	514
Umicore SA	24,772	443

		957

Total Belgium		4,381

CANADA 5.6%
CONSUMER DISCRETIONARY 2.1%
BRP, Inc. (c)	12,500	760
Magna International, Inc.	217,367	10,299

		11,059

CONSUMER STAPLES 0.3%
Empire Co. Ltd. Class A	37,800	1,357

FINANCIALS 0.3%
IGM Financial, Inc.	15,700	571
Onex Corp.	12,910	1,146

		1,717

INDUSTRIALS 0.1%
Finning International, Inc.	15,400	715

MATERIALS 2.6%
Canfor Corp. (a)	28,200	249
Nutrien Ltd. (c)	184,400	10,829
West Fraser Timber Co. Ltd.	35,600	2,420

		13,498

UTILITIES 0.2%
Atco Ltd. Class I	25,981	940

Total Canada		29,286

DENMARK 2.9%
HEALTH CARE 0.2%
H Lundbeck AS	109,199	794
H Lundbeck AS Class A	315	2

		796

INDUSTRIALS 2.7%
AP Moller - Maersk AS Class B	6,845	13,456
D/S Norden AS	19,642	714

		14,170

Total Denmark		14,966

FINLAND 1.8%
CONSUMER STAPLES 0.0%
Kesko OYJ Class B	8,046	171

FINANCIALS 1.0%
Nordea Bank Abp	16,304	269
Sampo OYJ Class A	414,139	4,761

		5,030

MATERIALS 0.4%
Outokumpu OYJ	411,613	1,882

UTILITIES 0.4%
Fortum OYJ	118,240	2,244

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2025 (Unaudited)

Total Finland		9,327

FRANCE 1.8%
COMMUNICATION SERVICES 0.2%
Orange SA	71,822	1,165

CONSUMER DISCRETIONARY 1.1%
Cie Generale des Etablissements Michelin SCA	38,167	1,374
Valeo SE	335,958	4,237

		5,611

CONSUMER STAPLES 0.1%
Carrefour SA	22,904	347

ENERGY 0.3%
TotalEnergies SE	27,191	1,656

HEALTH CARE 0.1%
Sanofi SA	4,503	427

Total France		9,206

GERMANY 7.4%
CONSUMER DISCRETIONARY 0.1%
Bayerische Motoren Werke AG	3,859	389
Mercedes-Benz Group AG	4,929	311

		700

HEALTH CARE 4.1%
Bayer AG	463,257	15,422
BioNTech SE ADR	16,943	1,671
Fresenius Medical Care AG	31,563	1,668
Fresenius SE & Co. KGaA	42,610	2,381

		21,142

INDUSTRIALS 0.1%
Deutsche Post AG	8,954	400
Hapag-Lloyd AG	1,504	199

		599

MATERIALS 3.1%
BASF SE	264,825	13,232
thyssenkrupp AG	183,245	2,528

		15,760

Total Germany		38,201

HONG KONG 4.2%
COMMUNICATION SERVICES 0.0%
PCCW Ltd.	273,000	187

CONSUMER DISCRETIONARY 0.4%
Skyworth Group Ltd. (c)	1,310,215	774
Yue Yuen Industrial Holdings Ltd.	602,500	1,025

		1,799

CONSUMER STAPLES 1.0%
Want Want China Holdings Ltd.	173,000	117
WH Group Ltd.	4,710,000	5,101

		5,218

INDUSTRIALS 1.0%
Cathay Pacific Airways Ltd.	106,000	143
CTF Services Ltd.	85,000	92
Hutchison Port Holdings Trust	2,079,000	416
Jardine Matheson Holdings Ltd.	22,300	1,407
SITC International Holdings Co. Ltd.	277,000	1,066
Swire Pacific Ltd. Class A	189,000	1,602

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2025 (Unaudited)

Xinyi Glass Holdings Ltd.	158,000	183

		4,909

INFORMATION TECHNOLOGY 0.3%
Kingboard Holdings Ltd.	298,500	1,058
Kingboard Laminates Holdings Ltd.	350,500	555

		1,613

REAL ESTATE 1.4%
CK Asset Holdings Ltd.	483,000	2,339
Hang Lung Properties Ltd.	137,000	154
Hopson Development Holdings Ltd. (a)	132,800	59
Kerry Properties Ltd.	215,000	575
New World Development Co. Ltd.	788,000	790
Sun Hung Kai Properties Ltd.	223,000	2,667
Wharf Holdings Ltd.	213,000	609
Wharf Real Estate Investment Co. Ltd.	67,000	198

		7,391

UTILITIES 0.1%
China Gas Holdings Ltd.	472,400	462

Total Hong Kong		21,579

IRELAND 0.0%
HEALTH CARE 0.0%
Medtronic PLC	1,459	139

Total Ireland		139

ISRAEL 1.4%
COMMUNICATION SERVICES 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	183,519	351

ENERGY 0.1%
Oil Refineries Ltd.	1,647,121	445
Paz Retail & Energy Ltd.	723	148

		593

FINANCIALS 0.2%
Plus500 Ltd.	21,044	912

INDUSTRIALS 0.9%
ZIM Integrated Shipping Services Ltd. (c)	337,498	4,573

MATERIALS 0.1%
ICL Group Ltd.	119,883	749

REAL ESTATE 0.0%
G City Ltd.	30,273	111

Total Israel		7,289

ITALY 0.9%
COMMUNICATION SERVICES 0.5%
Telecom Italia SpA (a)	5,339,391	2,798

ENERGY 0.1%
Eni SpA	24,335	426

UTILITIES 0.3%
Enel SpA	180,593	1,711

Total Italy		4,935

JAPAN 22.4%
COMMUNICATION SERVICES 0.8%
Hakuhodo DY Holdings, Inc.	42,800	344
KDDI Corp.	149,500	2,384
NTT, Inc.	466,900	488

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2025 (Unaudited)

Square Enix Holdings Co. Ltd.	42,000	904

		4,120

CONSUMER DISCRETIONARY 3.7%
Aisin Corp.	41,400	715
Bandai Namco Holdings, Inc.	90,400	3,008
Bridgestone Corp.	14,600	675
EDION Corp.	76,200	1,115
Isuzu Motors Ltd.	104,000	1,311
Izumi Co. Ltd.	16,700	368
JTEKT Corp.	54,400	540
K's Holdings Corp.	124,900	1,349
Mazda Motor Corp. (c)	163,300	1,189
Nikon Corp. (c)	54,700	636
PALTAC Corp.	12,500	391
Panasonic Holdings Corp.	162,000	1,758
Sharp Corp. (a)	72,200	404
Shimamura Co. Ltd.	12,100	809
Subaru Corp.	40,300	821
Sumitomo Rubber Industries Ltd.	66,700	809
Tokai Rika Co. Ltd.	12,900	233
Toyoda Gosei Co. Ltd.	13,800	343
Toyota Boshoku Corp.	13,200	218
TS Tech Co. Ltd.	18,600	234
Yamada Holdings Co. Ltd.	580,700	1,906
Yamaha Corp.	22,400	149

		18,981

CONSUMER STAPLES 1.7%
Arcs Co. Ltd.	14,100	301
Coca-Cola Bottlers Japan Holdings, Inc.	57,200	1,020
Itoham Yonekyu Holdings, Inc.	17,580	676
Kewpie Corp.	2,200	60
Lion Corp.	17,800	186
MatsukiyoCocokara & Co.	55,700	1,132
MEIJI Holdings Co. Ltd.	101,100	2,096
Morinaga Milk Industry Co. Ltd.	5,600	131
Nichirei Corp.	25,400	298
Sugi Holdings Co. Ltd.	30,900	745
Tsuruha Holdings, Inc.	88,500	1,417
United Super Markets Holdings, Inc.	29,800	194
Welcia Holdings Co. Ltd.	19,100	349

		8,605

FINANCIALS 3.2%
Japan Post Holdings Co. Ltd.	1,517,600	15,063
MS&AD Insurance Group Holdings, Inc.	73,500	1,664

		16,727

HEALTH CARE 1.1%
Alfresa Holdings Corp.	86,100	1,233
Medipal Holdings Corp.	83,000	1,428
Ono Pharmaceutical Co. Ltd.	40,100	464
Sumitomo Pharma Co. Ltd.	78,600	911
Suzuken Co. Ltd.	44,900	1,765
Toho Holdings Co. Ltd.	3,800	140

		5,941

INDUSTRIALS 4.1%
AGC, Inc.	69,600	2,270
Amada Co. Ltd.	66,900	822
COMSYS Holdings Corp.	44,100	1,098
Dai Nippon Printing Co. Ltd.	119,500	2,032
EXEO Group, Inc.	19,400	281
Furukawa Electric Co. Ltd.	20,600	1,270
Hino Motors Ltd. (a)	381,200	995
Kamigumi Co. Ltd.	8,200	249
Kandenko Co. Ltd.	10,000	274
Nagase & Co. Ltd.	10,000	216
Nippon Express Holdings, Inc.	43,500	988
Nisshinbo Holdings, Inc.	18,400	142
NSK Ltd.	88,300	455
Persol Holdings Co. Ltd.	650,600	1,185
Sankyu, Inc.	17,600	963
Seino Holdings Co. Ltd.	53,000	781
Sekisui Chemical Co. Ltd.	73,000	1,359
SG Holdings Co. Ltd.	71,300	736
Sumitomo Heavy Industries Ltd.	11,000	264
TOPPAN Holdings, Inc.	33,400	856
TOTO Ltd.	18,100	476

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2025 (Unaudited)

Yamato Holdings Co. Ltd. (c)	222,400	3,555

		21,267

INFORMATION TECHNOLOGY 4.5%
Alps Alpine Co. Ltd.	159,400	2,018
Brother Industries Ltd.	87,200	1,457
Canon Marketing Japan, Inc.	20,900	845
Canon, Inc.	175,350	5,117
Fujitsu Ltd.	365,000	8,562
Konica Minolta, Inc.	313,400	1,115
Otsuka Corp.	4,400	92
Ricoh Co. Ltd.	141,600	1,247
Seiko Epson Corp. (c)	131,500	1,682
Taiyo Yuden Co. Ltd.	18,900	422
TIS, Inc.	20,800	686

		23,243

MATERIALS 2.0%
Daicel Corp.	41,000	373
Denka Co. Ltd.	40,100	618
Dowa Holdings Co. Ltd.	13,000	474
JFE Holdings, Inc.	17,500	215
Kaneka Corp.	7,400	210
Kansai Paint Co. Ltd.	14,700	240
Mitsubishi Chemical Group Corp.	453,600	2,606
Mitsubishi Materials Corp.	21,400	401
Mitsui Mining & Smelting Co. Ltd.	16,000	1,243
Nippon Paper Industries Co. Ltd.	16,000	132
Nippon Shokubai Co. Ltd.	54,300	669
Sumitomo Chemical Co. Ltd.	332,600	1,047
Teijin Ltd.	37,800	321
Tosoh Corp.	17,800	263
Toyo Seikan Group Holdings Ltd.	63,100	1,439
Zeon Corp.	8,500	95

		10,346

REAL ESTATE 0.6%
Daito Trust Construction Co. Ltd.	131,500	2,885

UTILITIES 0.7%
Chubu Electric Power Co., Inc.	13,500	188
Electric Power Development Co. Ltd.	67,100	1,257
Toho Gas Co. Ltd.	11,400	351
Tokyo Gas Co. Ltd.	58,500	2,080

		3,876

Total Japan		115,991

LUXEMBOURG 3.2%
MATERIALS 3.2%
ArcelorMittal SA	455,816	16,444

Total Luxembourg		16,444

NETHERLANDS 6.6%
CONSUMER DISCRETIONARY 0.1%
Stellantis NV	60,458	561

CONSUMER STAPLES 4.2%
Koninklijke Ahold Delhaize NV	534,722	21,638

FINANCIALS 0.6%
ING Groep NV	12,657	332
NN Group NV	37,327	2,632

		2,964

INDUSTRIALS 0.9%
Randstad NV	79,701	3,398
Signify NV	46,337	1,219

		4,617

MATERIALS 0.8%
Akzo Nobel NV	59,692	4,260

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2025 (Unaudited)

Total Netherlands		34,040

NEW ZEALAND 0.0%
INDUSTRIALS 0.0%
Air New Zealand Ltd.	165,710	57
Fletcher Building Ltd.	70,502	138

		195

Total New Zealand		195

NORWAY 3.6%
COMMUNICATION SERVICES 0.6%
Telenor ASA	187,920	3,118

CONSUMER STAPLES 0.0%
Leroy Seafood Group ASA	12,642	63

ENERGY 2.0%
DNO ASA	147,271	226
Equinor ASA	413,954	10,095

		10,321

MATERIALS 1.0%
Elkem ASA	52,156	137
Yara International ASA	137,113	5,026

		5,163

Total Norway		18,665

RUSSIA 0.0%
MATERIALS 0.0%
Evraz PLC «(a)	238,175	0

Total Russia		0

SINGAPORE 0.7%
COMMUNICATION SERVICES 0.3%
JOYY, Inc. ADR	30,255	1,773

INDUSTRIALS 0.2%
ComfortDelGro Corp. Ltd.	809,000	910
Jardine Cycle & Carriage Ltd.	16,400	365

		1,275

INFORMATION TECHNOLOGY 0.1%
Venture Corp. Ltd.	27,300	295

REAL ESTATE 0.1%
UOL Group Ltd.	41,100	249

Total Singapore		3,592

SPAIN 3.4%
COMMUNICATION SERVICES 2.2%
Telefonica SA	2,276,375	11,715

ENERGY 0.1%
Repsol SA	24,499	436

FINANCIALS 0.5%
Banco Santander SA	39,317	413
Mapfre SA	424,961	2,017

		2,430

UTILITIES 0.6%
Endesa SA	85,846	2,742

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2025 (Unaudited)

Naturgy Energy Group SA	17,725	551

		3,293

Total Spain		17,874

SWEDEN 3.0%
COMMUNICATION SERVICES 0.5%
Tele2 AB Class B	159,190	2,716

CONSUMER DISCRETIONARY 0.4%
Electrolux AB Class B (a)	234,547	1,284
H & M Hennes & Mauritz AB Class B	47,158	881

		2,165

INDUSTRIALS 0.5%
Husqvarna AB Class B	39,341	210
Peab AB Class B	70,891	577
Skanska AB Class B	9,838	256
SKF AB Class B	51,526	1,282

		2,325

INFORMATION TECHNOLOGY 1.2%
Telefonaktiebolaget LM Ericsson Class B	749,472	6,210

MATERIALS 0.4%
SSAB AB Class A	372,694	2,239

Total Sweden		15,655

SWITZERLAND 8.5%
CONSUMER STAPLES 0.1%
Nestle SA	6,672	613

FINANCIALS 0.3%
Swiss Life Holding AG	250	270
Zurich Insurance Group AG	1,654	1,182

		1,452

HEALTH CARE 4.8%
Novartis AG	28,842	3,708
Roche Holding AG	63,270	21,068

		24,776

INDUSTRIALS 0.5%
Adecco Group AG	93,286	2,628

MATERIALS 2.8%
Glencore PLC	3,210,873	14,788

Total Switzerland		44,257

UNITED KINGDOM 16.2%
COMMUNICATION SERVICES 4.5%
Vodafone Group PLC	20,150,315	23,433

CONSUMER DISCRETIONARY 1.5%
Burberry Group PLC	66,419	1,049
Currys PLC	761,220	1,430
Kingfisher PLC	931,811	3,882
Persimmon PLC	97,064	1,516

		7,877

CONSUMER STAPLES 6.0%
British American Tobacco PLC	409,091	21,758
Imperial Brands PLC	216,845	9,212

		30,970

ENERGY 0.1%
Shell PLC	8,243	294

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2025 (Unaudited)

FINANCIALS 2.0%
Aberdeen Group PLC	691,172	1,840
M&G PLC	1,210,255	4,127
NatWest Group PLC	589,866	4,167

		10,134

HEALTH CARE 1.1%
GSK PLC	277,593	5,960

MATERIALS 0.2%
Johnson Matthey PLC	32,468	880

UTILITIES 0.8%
Centrica PLC	1,883,608	4,230

Total United Kingdom		83,778

Total Common Stocks (Cost $406,268)		506,267

PREFERRED STOCKS 1.2%
GERMANY 1.2%
INDUSTRIALS 1.2%
Volkswagen AG	55,382	6,003

Total Preferred Stocks (Cost $4,788)		6,003

REAL ESTATE INVESTMENT TRUSTS 0.1%
CANADA 0.1%
REAL ESTATE 0.1%
RioCan Real Estate Investment Trust (c)	36,942	503

Total Real Estate Investment Trusts (Cost $465)		503

SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (d)	580,214	580

Total Mutual Funds (Cost $580)		580

Total Short-Term Instruments (Cost $580)		580

Total Investments in Securities (Cost $412,101)		513,353

INVESTMENTS IN AFFILIATES 4.7%
SHORT-TERM INSTRUMENTS 4.7%
MUTUAL FUNDS 4.6%
PIMCO Government Money Market Fund 4.290% (b)(c)(d)	23,826,373	23,826

Total Mutual Funds (Cost $23,827)		23,826

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	45,123	440

Total Short-Term Instruments (Cost $24,266)		24,266

Total Investments in Affiliates (Cost $24,266)		24,266

Total Investments 103.7% (Cost $436,367)		$537,619
Other Assets and Liabilities, net (3.7)%		(19,180)

Net Assets 100.0%		$518,439

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $22,627 were out on loan in exchange for $23,826 of cash collateral as of September 30, 2025.
(d)	Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Common Stocks
Australia
	Consumer Discretionary	$0	$1,540	$0	$1,540
	Financials	0	686	0	686
	Industrials	0	1,515	0	1,515
	Materials	0	1,431	0	1,431
	Utilities	0	4,044	0	4,044
Austria
	Energy	0	2,422	0	2,422
	Financials	0	1,271	0	1,271
	Industrials	0	156	0	156
	Information Technology	0	189	0	189
	Materials	0	3,213	0	3,213
Belgium
	Communication Services	0	1,494	0	1,494
	Consumer Staples	0	289	0	289
	Financials	0	1,641	0	1,641
	Materials	0	957	0	957
Canada
	Consumer Discretionary	11,059	0	0	11,059
	Consumer Staples	1,357	0	0	1,357
	Financials	1,717	0	0	1,717
	Industrials	715	0	0	715
	Materials	13,498	0	0	13,498
	Utilities	940	0	0	940
Denmark
	Health Care	0	796	0	796
	Industrials	0	14,170	0	14,170
Finland
	Consumer Staples	0	171	0	171
	Financials	0	5,030	0	5,030
	Materials	0	1,882	0	1,882
	Utilities	0	2,244	0	2,244
France
	Communication Services	0	1,165	0	1,165
	Consumer Discretionary	0	5,611	0	5,611
	Consumer Staples	0	347	0	347
	Energy	0	1,656	0	1,656
	Health Care	0	427	0	427
Germany
	Consumer Discretionary	0	700	0	700
	Health Care	1,671	19,471	0	21,142
	Industrials	0	599	0	599
	Materials	0	15,760	0	15,760
Hong Kong
	Communication Services	0	187	0	187
	Consumer Discretionary	0	1,799	0	1,799
	Consumer Staples	0	5,218	0	5,218
	Industrials	3,084	1,825	0	4,909
	Information Technology	0	1,613	0	1,613
	Real Estate	668	6,723	0	7,391
	Utilities	0	462	0	462
Ireland
	Health Care	139	0	0	139
Israel
	Communication Services	0	351	0	351
	Energy	593	0	0	593
	Financials	0	912	0	912
	Industrials	4,573	0	0	4,573
	Materials	0	749	0	749

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2025 (Unaudited)

Real Estate	0	111	0	111
Italy
Communication Services	0	2,798	0	2,798
Energy	0	426	0	426
Utilities	0	1,711	0	1,711
Japan
Communication Services	0	4,120	0	4,120
Consumer Discretionary	0	18,981	0	18,981
Consumer Staples	3,837	4,768	0	8,605
Financials	0	16,727	0	16,727
Health Care	0	5,941	0	5,941
Industrials	0	21,267	0	21,267
Information Technology	0	23,243	0	23,243
Materials	0	10,346	0	10,346
Real Estate	0	2,885	0	2,885
Utilities	0	3,876	0	3,876
Luxembourg
Materials	0	16,444	0	16,444
Netherlands
Consumer Discretionary	0	561	0	561
Consumer Staples	0	21,638	0	21,638
Financials	0	2,964	0	2,964
Industrials	0	4,617	0	4,617
Materials	0	4,260	0	4,260
New Zealand
Industrials	57	138	0	195
Norway
Communication Services	0	3,118	0	3,118
Consumer Staples	0	63	0	63
Energy	0	10,321	0	10,321
Materials	0	5,163	0	5,163
Singapore
Communication Services	1,773	0	0	1,773
Industrials	0	1,275	0	1,275
Information Technology	0	295	0	295
Real Estate	0	249	0	249
Spain
Communication Services	0	11,715	0	11,715
Energy	0	436	0	436
Financials	0	2,430	0	2,430
Utilities	2,742	551	0	3,293
Sweden
Communication Services	0	2,716	0	2,716
Consumer Discretionary	0	2,165	0	2,165
Industrials	0	2,325	0	2,325
Information Technology	0	6,210	0	6,210
Materials	0	2,239	0	2,239
Switzerland
Consumer Staples	0	613	0	613
Financials	0	1,452	0	1,452
Health Care	0	24,776	0	24,776
Industrials	0	2,628	0	2,628
Materials	0	14,788	0	14,788
United Kingdom
Communication Services	0	23,433	0	23,433
Consumer Discretionary	1,430	6,447	0	7,877
Consumer Staples	0	30,970	0	30,970
Energy	0	294	0	294
Financials	0	10,134	0	10,134
Health Care	0	5,960	0	5,960
Materials	0	880	0	880
Utilities	0	4,230	0	4,230
Preferred Stocks
Germany
Industrials	0	6,003	0	6,003
Real Estate Investment Trusts
Canada
Real Estate	503	0	0	503
Short-Term Instruments
Mutual Funds	0	580	0	580

	$50,356	$462,997	$0	$513,353
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	23,827	0	0	23,827
Central Funds Used for Cash Management Purposes	439	0	0	439

	$24,266	$0	$0	$24,266

Total Investments	$74,622	$462,997	$0	$537,619

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO RAE US Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7% ¤ COMMON STOCKS 98.5% UNITED KINGDOM 0.1% COMMUNICATION SERVICES 0.1%
Liberty Global Ltd. Class C (a)	117,280	1,378
Total United Kingdom		1,378
UNITED STATES 98.4%
COMMUNICATION SERVICES 9.8%
Alphabet, Inc. Class A	37,858	$9,203
Altice USA, Inc. Class A (a)	58,235	140
AT&T, Inc.	77,354	2,185
Charter Communications, Inc. Class A (a)	126,624	34,835
Comcast Corp. Class A	128,947	4,052
Electronic Arts, Inc.	40,040	8,076
Fox Corp. Class A	227,683	14,358
Lumen Technologies, Inc. (a)	2,086,345	12,768
Paramount Skydance Corp. Class B (c)	770,602	14,580
Sirius XM Holdings, Inc.	55,262	1,286
Verizon Communications, Inc.	43,120	1,895
Warner Bros Discovery, Inc. (a)	1,913,706	37,375
		140.753

CONSUMER DISCRETIONARY 9.0%
Advance Auto Parts, Inc.	115,775	7,109
AutoNation, Inc. (a)	26,716	5,845
Best Buy Co., Inc.	295,724	22,363
Dick's Sporting Goods, Inc.	24,845	5,521
eBay, Inc.	233,287	21,217
Goodyear Tire & Rubber Co. (a)	100,748	754
Home Depot, Inc.	3,072	1,245
Kohl's Corp. (c)	801,564	12,320
Lowe's Cos., Inc.	20,603	5,178
Macy's, Inc.	668,480	11,986
MGM Resorts International (a)	180,899	6,270
Newell Brands, Inc.	261,564	1,371
NIKE, Inc. Class B	10,257	715
NVR, Inc. (a)	70	562
PVH Corp.	67,035	5,615
Ralph Lauren Corp.	12,860	4,032
Tapestry, Inc.	73,598	8,333
VF Corp.	272,101	3,926
Whirlpool Corp. (c)	70,337	5,528

		129,890

CONSUMER STAPLES 11.6%
Altria Group, Inc.	498,472	32,929
Archer-Daniels-Midland Co.	168,408	10,061
Dollar General Corp.	135,494	14,003
Dollar Tree, Inc. (a)	62,939	5,940
Kroger Co.	470,335	31,705
Target Corp.	179,991	16,145
Tyson Foods, Inc. Class A	49,710	2,699
Walmart, Inc.	521,726	53,769

		167,251

ENERGY 10.5%
Chevron Corp.	30,713	4,769
Marathon Petroleum Corp.	352,383	67,918
PBF Energy, Inc. Class A	50,104	1,512
Phillips 66	123,252	16,765
Valero Energy Corp.	347,017	59,083
World Kinect Corp.	30,017	779

		150,826

FINANCIALS 9.5%
Aflac, Inc.	29,705	3,318

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2025 (Unaudited)

Ally Financial, Inc.	276,174	10,826
American Financial Group, Inc.	35,080	5,112
American International Group, Inc.	162,517	12,764
Capital One Financial Corp.	11,844	2,518
Comerica, Inc.	32,722	2,242
Corebridge Financial, Inc.	27,424	879
First American Financial Corp.	44,222	2,841
Franklin Resources, Inc.	202,687	4,688
Invesco Ltd.	319,278	7,324
Old Republic International Corp.	48,166	2,046
OneMain Holdings, Inc.	78,000	4,404
PayPal Holdings, Inc. (a)	362,668	24,321
Synchrony Financial	446,312	31,710
T. Rowe Price Group, Inc.	135,922	13,951
Travelers Cos., Inc.	818	228
Unum Group	37,003	2,878
Wells Fargo & Co.	17,790	1,491
Zions Bancorp NA	52,153	2,951

		136,492

HEALTH CARE 15.3%
Abbott Laboratories	5,647	756
AbbVie, Inc.	3,542	820
Align Technology, Inc. (a)	16,259	2,036
Biogen, Inc. (a)	47,888	6,708
Bristol-Myers Squibb Co.	841,741	37,963
Cardinal Health, Inc.	72,578	11,392
Centene Corp. (a)	119,309	4,257
Cigna Group	20,223	5,829
CVS Health Corp.	12,100	912
DaVita, Inc. (a)	54,867	7,290
Gilead Sciences, Inc.	513,382	56,985
Humana, Inc.	75,117	19,543
Johnson & Johnson	158,148	29,324
Labcorp Holdings, Inc.	27,309	7,839
Organon & Co.	261,182	2,790
Pfizer, Inc.	371,642	9,470
Quest Diagnostics, Inc.	24,518	4,673
Solventum Corp. (a)	29,871	2,181
Universal Health Services, Inc. Class B	44,963	9,192

		219,960

INDUSTRIALS 7.9%
3M Co.	186,800	28,987
Avis Budget Group, Inc. (a)	30,065	4,828
CH Robinson Worldwide, Inc.	75,187	9,955
CSX Corp.	278,687	9,896
Expeditors International of Washington, Inc.	96,189	11,792
FedEx Corp.	4,152	979
Hertz Global Holdings, Inc. (a)(c)	368,400	2,505
Honeywell International, Inc.	3,339	703
Leidos Holdings, Inc.	23,960	4,527
Lockheed Martin Corp.	47,144	23,535
ManpowerGroup, Inc.	114,906	4,355
Masco Corp.	23,284	1,639
Norfolk Southern Corp.	17,385	5,223
Robert Half, Inc.	100,817	3,426
Ryder System, Inc.	5,301	1,000

		113,350

INFORMATION TECHNOLOGY 18.3%
Amdocs Ltd.	56,388	4,627
Apple, Inc.	5,175	1,318
Applied Materials, Inc.	31,640	6,478
Arrow Electronics, Inc. (a)	76,127	9,211
Avnet, Inc.	106,483	5,567
Cisco Systems, Inc.	880,950	60,275
Cognizant Technology Solutions Corp. Class A	208,403	13,978
DXC Technology Co. (a)	168,129	2,292
Hewlett Packard Enterprise Co.	924,978	22,717
HP, Inc.	904,720	24,635
Intel Corp. (a)	730,012	24,492
Jabil, Inc.	24,655	5,354
Kyndryl Holdings, Inc. (a)	154,954	4,653
Lam Research Corp.	56,028	7,502
NetApp, Inc.	71,262	8,442
Oracle Corp.	18,920	5,321
Qorvo, Inc. (a)	97,129	8,846
QUALCOMM, Inc.	43,267	7,198
Seagate Technology Holdings PLC	80,500	19,003
Skyworks Solutions, Inc.	124,116	9,554
Teradyne, Inc.	51,541	7,094

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2025 (Unaudited)

Western Digital Corp.	33,990	4,081
Xerox Holdings Corp. (c)	386,065	1,452

		264,090

MATERIALS 3.8%
CF Industries Holdings, Inc.	80,196	7,194
Cleveland-Cliffs, Inc. (a)	839,054	10,236
DuPont de Nemours, Inc.	37,770	2,942
Eastman Chemical Co.	35,946	2,266
Huntsman Corp.	195,778	1,758
International Paper Co.	70,172	3,256
LyondellBasell Industries NV Class A	100,002	4,904
Mosaic Co.	256,580	8,898
Olin Corp.	65,885	1,647
Reliance, Inc.	13,317	3,740
Steel Dynamics, Inc.	56,627	7,896

		54,737

REAL ESTATE 0.7%
CBRE Group, Inc. Class A (a)	23,759	3,743
Jones Lang LaSalle, Inc. (a)	23,125	6,898

		10,641

UTILITIES 2.0%
Consolidated Edison, Inc.	25,029	2,516
Evergy, Inc.	129,605	9,853
PPL Corp.	150,415	5,589
Southern Co.	23,608	2,237
UGI Corp.	125,768	4,183
WEC Energy Group, Inc.	37,998	4,354

		28,732

Total United States		1,416,722

Total Common Stocks (Cost $1,093,292)		1,418,100

REAL ESTATE INVESTMENT TRUSTS 1.2%
UNITED STATES 1.2%
REAL ESTATE 1.2%
Host Hotels & Resorts, Inc.	420,317	7,154
Weyerhaeuser Co.	386,783	9,588

Total Real Estate Investment Trusts (Cost $18,245)		16,742

SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (d)	250,458	251

Total Mutual Funds (Cost $251)		251

Total Short-Term Instruments (Cost $251)		251

Total Investments in Securities (Cost $1,111,788)		1,435,093

INVESTMENTS IN AFFILIATES 2.4%
SHORT-TERM INSTRUMENTS 2.4%
MUTUAL FUNDS 2.2%
PIMCO Government Money Market Fund 4.290% (b)(c)(d)	31,265,158	31,265

Total Mutual Funds (Cost $31,265)		31,265

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	311,217	3,031

Total Short-Term Instruments (Cost $34,547)		34,547

Total Investments in Affiliates (Cost $34,296)		34,296

Total Investments 102.1% (Cost $1,146,084)		$1,469,389
Other Assets and Liabilities, net (2.1)%		(29,928)

Net Assets 100.0%		$1,439,461

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Security did not produce income within the last twelve months.
(b)				Institutional Class Shares of each Fund.
(c)				Securities with an aggregate market value of $30,633 were out on loan in exchange for $31,265 of cash collateral as of September 30, 2025.
(d)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Common Stocks
United Kingdom
Communication Services	$1,378	$0	$0	$1,378
United States
Communication Services	140,753			140,753
Consumer Discretionary	129,890	0	0	129,890
Consumer Staples	167,251	0	0	167,251
Energy	150,826	0	0	150,826
Financials	136,492	0	0	136,492
Health Care	219,960	0	0	219,960
Industrials	113,350	0	0	113,350
Information Technology	264,090	0	0	264,090
Materials	54,737	0	0	54,737
Real Estate	10,641	0	0	10,641
Utilities	28,732	0	0	28,732
Real Estate Investment Trusts
Real Estate	16,742	0	0	16,742
Short-Term Instruments
Mutual Funds	0	251	0	251

	$1,434,842	$251	$0	$1,435,093
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	31,265	0	0	31,265
Central Funds Used for Cash Management Purposes	3,031	0	0	3,031

	$34,296	$0	$0	$34,296

Total Investments	$1,469,138	$251	$0	$1,469,389

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO RAE US Small Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.8% ¤
COMMON STOCKS 91.0%
IRELAND 1.3%
HEALTH CARE 1.3%
Jazz Pharmaceuticals PLC (a)	262,732	$34,628

Total Ireland		34,628

UNITED KINGDOM 2.8%
COMMUNICATION SERVICES 0.0%
IHS Holding Ltd. (a)	126,686	864

CONSUMER DISCRETIONARY 1.0%
Capri Holdings Ltd. (a)	1,332,903	26,551

CONSUMER STAPLES 0.0%
Nomad Foods Ltd.	70,020	921

FINANCIALS 1.7%
Janus Henderson Group PLC	1,039,623	46,274

INDUSTRIALS 0.1%
Pentair PLC	15,648	1,733

Total United Kingdom		76,343

UNITED STATES 86.9%
COMMUNICATION SERVICES 4.6%
AMC Networks, Inc. Class A (a)	104,188	858
Angi, Inc. (a)	47,356	770
Cargurus, Inc. (a)	105,823	3,940
Gray Media, Inc.	286,251	1,655
John Wiley & Sons, Inc. Class A	202,324	8,188
Liberty Latin America Ltd. Class C (a)	972,337	8,206
Nexstar Media Group, Inc.	211,327	41,788
NII Holdings, Inc. «(a)	22,836	0
Scholastic Corp.	292,332	8,004
Sinclair, Inc.	78,522	1,186
TEGNA, Inc.	426,971	8,680
Telephone & Data Systems, Inc.	343,474	13,478
Yelp, Inc. (a)	703,193	21,940
Ziff Davis, Inc. (a)	181,008	6,896

		125,589

CONSUMER DISCRETIONARY 18.1%
Academy Sports & Outdoors, Inc.	329,602	16,487
Adient PLC (a)	277,821	6,690
ADT, Inc.	244,635	2,131
Adtalem Global Education, Inc. (a)	101,508	15,678
Bath & Body Works, Inc.	74,432	1,917
Boyd Gaming Corp.	208,336	18,011
Brunswick Corp.	161,682	10,225
Buckle, Inc.	67,929	3,985
Carter's, Inc.	907,969	25,623
Chegg, Inc. (a)	250,092	378
Columbia Sportswear Co.	175,670	9,187
Cracker Barrel Old Country Store, Inc. (c)	345,323	15,215
Cricut, Inc. Class A	54,501	343
Crocs, Inc. (a)	17,241	1,440
Dana, Inc.	98,767	1,979
Designer Brands, Inc. Class A (c)	327,771	1,160
Dillard's, Inc. Class A	133,311	81,917
Etsy, Inc. (a)	535,300	35,539
G-III Apparel Group Ltd. (a)	128,787	3,427
Genesco, Inc. (a)	62,125	1,801

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2025 (Unaudited)

GoPro, Inc. Class A (a)	825,714	1,750
Grand Canyon Education, Inc. (a)	64,991	14,267
Hanesbrands, Inc. (a)	5,933,469	39,102
Hasbro, Inc.	46,567	3,532
Helen of Troy Ltd. (a)	344,634	8,685
iRobot Corp. (a)	377,037	1,354
Jack in the Box, Inc. (c)	88,049	1,741
Laureate Education, Inc. (a)	165,926	5,233
Leggett & Platt, Inc.	827,405	7,347
Marriott Vacations Worldwide Corp.	67,514	4,494
Monro, Inc.	79,137	1,422
Murphy USA, Inc.	102,372	39,747
National Vision Holdings, Inc. (a)	218,114	6,367
ODP Corp. (a)	779,925	21,721
Oxford Industries, Inc.	93,405	3,787
Patrick Industries, Inc.	16,148	1,670
Penn Entertainment, Inc. (a)	77,870	1,500
Phinia, Inc.	16,934	973
Polaris, Inc.	43,428	2,524
Pool Corp.	5,684	1,762
RH (a)	8,621	1,751
Sally Beauty Holdings, Inc. (a)	498,990	8,124
Signet Jewelers Ltd.	26,419	2,534
Sleep Number Corp. (a)	133,323	936
Smith & Wesson Brands, Inc.	143,031	1,406
Sonic Automotive, Inc. Class A	37,568	2,859
Sonos, Inc. (a)	346,663	5,477
Sturm Ruger & Co., Inc.	29,595	1,286
Taylor Morrison Home Corp. (a)	26,141	1,726
Tri Pointe Homes, Inc. (a)	491,644	16,701
Vail Resorts, Inc.	9,276	1,387
Valvoline, Inc. (a)	47,244	1,696
Victoria's Secret & Co. (a)	741,148	20,115
Winnebago Industries, Inc.	41,531	1,389
Wyndham Hotels & Resorts, Inc.	58,857	4,703

		494,201

CONSUMER STAPLES 2.6%
Clorox Co.	10,873	1,341
Flowers Foods, Inc.	150,097	1,959
Fresh Del Monte Produce, Inc.	240,568	8,353
Hain Celestial Group, Inc. (a)	182,560	288
Ingles Markets, Inc. Class A	143,271	9,966
Ingredion, Inc.	19,382	2,367
Medifast, Inc. (a)	40,825	558
Nu Skin Enterprises, Inc. Class A	114,226	1,392
Oil-Dri Corp. of America	6,433	393
Spectrum Brands Holdings, Inc.	29,627	1,556
Sprouts Farmers Market, Inc. (a)	184,526	20,076
United Natural Foods, Inc. (a)	171,853	6,465
Universal Corp.	79,674	4,451
USANA Health Sciences, Inc. (a)	37,458	1,032
Weis Markets, Inc.	155,149	11,151

		71,348

ENERGY 2.8%
Berry Corp.	101,150	382
California Resources Corp.	38,843	2,066
Chord Energy Corp.	18,557	1,844
CNX Resources Corp. (a)	91,768	2,948
CVR Energy, Inc.	346,233	12,630
Delek U.S. Holdings, Inc.	1,113,750	35,941
Helmerich & Payne, Inc.	289,069	6,385
Murphy Oil Corp.	384,005	10,910
Peabody Energy Corp.	112,575	2,985

		76,091

FINANCIALS 13.9%
Acadian Asset Management, Inc.	51,546	2,483
Affiliated Managers Group, Inc.	206,042	49,127
B Riley Financial, Inc. (a)(c)	139,654	834
BankUnited, Inc.	290,730	11,094
Banner Corp.	30,809	2,018
Bread Financial Holdings, Inc.	643,878	35,909
CNO Financial Group, Inc.	633,048	25,037
Credit Acceptance Corp. (a)	21,923	10,237
Eagle Bancorp, Inc.	45,168	913
Employers Holdings, Inc.	30,802	1,309
Encore Capital Group, Inc. (a)	159,438	6,655
Euronet Worldwide, Inc. (a)	12,396	1,089
Evercore, Inc. Class A	12,387	4,178
Federated Hermes, Inc.	429,216	22,289

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2025 (Unaudited)

First Hawaiian, Inc.	32,677	811
Flagstar Financial, Inc.	137,522	1,588
Genworth Financial, Inc. (a)	752,198	6,695
Hanover Insurance Group, Inc.	33,362	6,060
Hilltop Holdings, Inc.	68,056	2,274
Jackson Financial, Inc. Class A	170,436	17,253
MGIC Investment Corp.	709,579	20,131
Navient Corp.	527,670	6,939
PennyMac Financial Services, Inc.	32,830	4,067
PROG Holdings, Inc.	645,618	20,892
Radian Group, Inc.	359,246	13,012
SEI Investments Co.	127,156	10,789
SLM Corp.	1,559,008	43,153
Stewart Information Services Corp.	16,657	1,221
Synovus Financial Corp.	29,772	1,461
Virtu Financial, Inc. Class A	509,639	18,092
Western Union Co.	3,623,202	28,949
World Acceptance Corp. (a)	8,990	1,521

		378,080

HEALTH CARE 6.2%
AdaptHealth Corp. (a)	158,888	1,422
AMN Healthcare Services, Inc. (a)	510,336	9,880
Avanos Medical, Inc. (a)	45,176	522
Bio-Rad Laboratories, Inc. Class A (a)	50,265	14,094
BrightSpring Health Services, Inc. (a)	125,425	3,708
Claritev Corp. (a)	21,781	1,156
Community Health Systems, Inc. (a)	494,763	1,588
Cross Country Healthcare, Inc. (a)	53,738	763
Dentsply Sirona, Inc.	1,026,032	13,020
Embecta Corp.	111,200	1,569
Emergent BioSolutions, Inc. (a)	214,166	1,889
Envista Holdings Corp. (a)	430,097	8,761
Exelixis, Inc. (a)	527,575	21,789
Fortrea Holdings, Inc. (a)	232,688	1,959
Fulgent Genetics, Inc. (a)	70,092	1,584
Ginkgo Bioworks Holdings, Inc. (a)(c)	147,998	2,158
GRAIL, Inc. (a)(c)	223,374	13,208
ICU Medical, Inc. (a)	8,100	972
Innoviva, Inc. (a)	154,028	2,811
Integra LifeSciences Holdings Corp. (a)	329,678	4,724
Novavax, Inc. (a)(c)	1,068,450	9,263
Owens & Minor, Inc. (a)	1,120,187	5,377
Pediatrix Medical Group, Inc. (a)	122,688	2,055
Premier, Inc. Class A	813,133	22,605
QuidelOrtho Corp. (a)	350,952	10,336
Revvity, Inc.	21,005	1,841
Teladoc Health, Inc. (a)	1,224,777	9,468
Vir Biotechnology, Inc. (a)	205,565	1,174
Zimvie, Inc. (a)	18,093	343

		170,039

INDUSTRIALS 16.8%
A.O. Smith Corp.	175,417	12,877
ABM Industries, Inc.	40,838	1,883
ACCO Brands Corp.	94,965	379
Acuity, Inc.	158,213	54,487
Alaska Air Group, Inc. (a)	35,431	1,764
Allison Transmission Holdings, Inc.	541,531	45,965
Apogee Enterprises, Inc.	204,602	8,915
ArcBest Corp.	67,856	4,741
Atkore, Inc.	23,144	1,452
BlueLinx Holdings, Inc. (a)	20,638	1,508
Boise Cascade Co.	75,616	5,847
Brady Corp. Class A	101,518	7,921
CACI International, Inc. Class A (a)	4,180	2,085
Conduent, Inc. (a)	134,138	376
CoreCivic, Inc. (a)	1,401,185	28,514
CSG Systems International, Inc.	128,072	8,245
Deluxe Corp.	68,256	1,321
DNOW, Inc. (a)	694,128	10,586
Donaldson Co., Inc.	20,957	1,715
EnerSys	60,791	6,867
Forward Air Corp. (a)	242,927	6,229
Gates Industrial Corp. PLC (a)	61,742	1,532
Genpact Ltd.	477,812	20,016
GEO Group, Inc. (a)	895,658	18,352
GrafTech International Ltd. (a)	31,712	407
Healthcare Services Group, Inc. (a)	127,188	2,141
Hub Group, Inc. Class A	52,829	1,819
IDEX Corp.	9,348	1,522
JELD-WEN Holding, Inc. (a)	343,262	1,685
Kelly Services, Inc. Class A	63,659	835
Kennametal, Inc.	402,400	8,422

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2025 (Unaudited)

Kforce, Inc.	30,306	909
Korn Ferry	58,701	4,108
Landstar System, Inc.	219,949	26,957
Lincoln Electric Holdings, Inc.	8,364	1,973
Marten Transport Ltd.	35,867	382
Masterbrand, Inc. (a)	187,416	2,468
Matson, Inc.	18,586	1,832
Maximus, Inc.	180,743	16,515
Middleby Corp. (a)	10,093	1,342
MSC Industrial Direct Co., Inc. Class A	147,960	13,633
Resideo Technologies, Inc. (a)	61,085	2,638
Schneider National, Inc. Class B	118,159	2,500
Science Applications International Corp.	166,674	16,562
Sensata Technologies Holding PLC	836,902	25,567
SkyWest, Inc. (a)	218,606	21,996
Steelcase, Inc. Class A	637,403	10,963
Toro Co.	28,609	2,180
TriNet Group, Inc.	62,477	4,179
UFP Industries, Inc.	21,523	2,012
Valmont Industries, Inc.	26,447	10,254
Vestis Corp.	534,381	2,421
Wabash National Corp.	349,472	3,449
Watsco, Inc.	3,131	1,266
Werner Enterprises, Inc.	435,890	11,473
WillScot Holdings Corp.	57,074	1,205

		459,192

INFORMATION TECHNOLOGY 13.2%
Amkor Technology, Inc.	254,785	7,236
ASGN, Inc. (a)	188,718	8,936
Belden, Inc.	19,221	2,312
Benchmark Electronics, Inc.	292,382	11,271
Ciena Corp. (a)	33,078	4,818
Cirrus Logic, Inc. (a)	229,798	28,791
CommScope Holding Co., Inc. (a)	1,039,375	16,090
Diodes, Inc. (a)	111,056	5,909
Dolby Laboratories, Inc. Class A	24,468	1,771
Dropbox, Inc. Class A (a)	1,314,288	39,705
F5, Inc. (a)	98,943	31,977
InterDigital, Inc.	55,373	19,116
IPG Photonics Corp. (a)	152,238	12,056
LiveRamp Holdings, Inc. (a)	197,956	5,373
MaxLinear, Inc. (a)	270,494	4,350
NCR Voyix Corp. (a)	186,839	2,345
NETGEAR, Inc. (a)	82,102	2,659
NetScout Systems, Inc. (a)	753,729	19,469
PC Connection, Inc.	38,544	2,389
Progress Software Corp. (a)	65,999	2,899
Sanmina Corp. (a)	536,381	61,743
Silicon Laboratories, Inc. (a)	71,331	9,354
Synaptics, Inc. (a)	40,404	2,761
Teradata Corp. (a)	997,413	21,454
Viavi Solutions, Inc. (a)	1,107,239	14,051
Vishay Intertechnology, Inc.	1,226,662	18,768
Vontier Corp.	35,711	1,499

		359,102

MATERIALS 4.8%
Alpha Metallurgical Resources, Inc. (a)	15,879	2,606
Avery Dennison Corp.	9,306	1,509
Chemours Co.	422,503	6,692
Clearwater Paper Corp. (a)	20,129	418
Commercial Metals Co.	62,588	3,585
Ecovyst, Inc. (a)	246,458	2,159
Greif, Inc. Class A	72,621	4,340
Ingevity Corp. (a)	23,427	1,293
NewMarket Corp.	17,898	14,823
RPM International, Inc.	18,705	2,205
Ryerson Holding Corp.	190,962	4,365
Sonoco Products Co.	61,913	2,668
Sylvamo Corp.	298,929	13,219
Warrior Met Coal, Inc.	1,098,332	69,898

		129,780

REAL ESTATE 2.0%
Anywhere Real Estate, Inc. (a)	203,314	2,153
Cushman & Wakefield PLC (a)	552,930	8,803
eXp World Holdings, Inc.	450,451	4,801
Newmark Group, Inc. Class A	255,993	4,774

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2025 (Unaudited)

Opendoor Technologies, Inc. (a)(c)	4,356,300	34,720

		55,251

UTILITIES 1.9%
ALLETE, Inc.	81,934	5,440
Black Hills Corp.	26,492	1,632
Clearway Energy, Inc. Class C	88,824	2,509
Hawaiian Electric Industries, Inc. (a)	735,076	8,115
National Fuel Gas Co.	57,210	5,285
OGE Energy Corp.	453,944	21,004
ONE Gas, Inc.	79,048	6,398
Portland General Electric Co.	25,254	1,111
Spire, Inc.	16,791	1,369

		52,863

Total United States		2,371,536

Total Common Stocks (Cost $2,127,424)		2,482,507

REAL ESTATE INVESTMENT TRUSTS 7.8%
UNITED STATES 7.8%
REAL ESTATE 7.8%
Alexander & Baldwin, Inc.	396,676	7,216
Apollo Commercial Real Estate Finance, Inc.	235,823	2,389
Apple Hospitality REIT, Inc.	396,563	4,763
Brandywine Realty Trust	502,209	2,094
BrightSpire Capital, Inc.	163,335	887
Brixmor Property Group, Inc.	66,279	1,835
Chimera Investment Corp.	1,260,794	16,668
COPT Defense Properties	270,564	7,863
DiamondRock Hospitality Co.	313,296	2,494
Douglas Emmett, Inc.	129,469	2,016
EPR Properties	235,468	13,660
Essex Property Trust, Inc.	6,248	1,672
Healthcare Realty Trust, Inc.	140,512	2,533
Highwoods Properties, Inc.	103,967	3,308
Hudson Pacific Properties, Inc.	239,240	660
JBG SMITH Properties	564,391	12,558
Ladder Capital Corp.	482,677	5,266
Medical Properties Trust, Inc. (c)	5,088,993	25,801
MFA Financial, Inc.	598,794	5,503
National Health Investors, Inc.	5,526	439
New York REIT, Inc. «(a)	4,082	0
Park Hotels & Resorts, Inc.	2,975,166	32,965
Pebblebrook Hotel Trust	449,620	5,121
Rithm Capital Corp.	692,310	7,885
RLJ Lodging Trust	1,648,342	11,868
Sabra Health Care REIT, Inc.	150,912	2,813
Service Properties Trust	2,218,854	6,013
SL Green Realty Corp.	227,285	13,594
Sunstone Hotel Investors, Inc.	290,533	2,722
Vornado Realty Trust	79,603	3,226

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2025 (Unaudited)

Xenia Hotels & Resorts, Inc.	618,635	8,488

		214,320

Total Real Estate Investment Trusts (Cost $209,140)		214,320

SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (d)	206,815	207

Total Mutual Funds (Cost $206)		207

Total Short-Term Instruments (Cost $206)		207

Total Investments in Securities (Cost $2,336,770)		2,697,034

INVESTMENTS IN AFFILIATES 3.8%
SHORT-TERM INSTRUMENTS 3.8%
MUTUAL FUNDS 3.5%
PIMCO Government Money Market Fund 4.290% (b)(c)(d)	94,206,370	94,206

Total Mutual Funds (Cost $94,206)		94,206

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III	878,034	8,552

Total Short-Term Instruments (Cost $102,757)		102,758

Total Investments in Affiliates (Cost $102,757)		102,758

Total Investments 102.6% (Cost $2,439,527)		$2,799,792
Other Assets and Liabilities, net (2.6)%		(71,115)

Net Assets 100.0%		$2,728,677

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $91,750 were out on loan in exchange for $93,923 of cash collateral as of September 30, 2025.
(d)	Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Common Stocks
Ireland
	Health Care	$34,628	$0	$0	$34,628
United Kingdom
	Communication Services	864	0	0	864
	Consumer Discretionary	26,551	0	0	26,551
	Consumer Staples	921	0	0	921
	Financials	46,274	0	0	46,274
	Industrials	1,733	0	0	1,733
United States
	Communication Services	125,589	0	0	125,589
	Consumer Discretionary	494,201	0	0	494,201
	Consumer Staples	71,348	0	0	71,348
	Energy	76,091	0	0	76,091
	Financials	378,080	0	0	378,080
	Health Care	170,039	0	0	170,039
	Industrials	459,192	0	0	459,192
	Information Technology	359,102	0	0	359,102
	Materials	129,780	0	0	129,780
	Real Estate	55,251	0	0	55,251
	Utilities	52,863	0	0	52,863
Real Estate Investment Trusts
United States
	Real Estate	214,320	0	0	214,320
Short-Term Instruments
Mutual Funds		0	207	0	207

		$2,696,827	$207	$0	$2,697,034
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds		94,207	0	0	94,207
Central Funds Used for Cash Management Purposes		8,551	0	0	8,551

		$102,758	$0	$0	$102,758

Total Investments		$2,799,585	$207	$0	$2,799,792

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5% ¤
COMMON STOCKS 96.5%
BRAZIL 3.4%
COMMUNICATION SERVICES 0.3%
Telefonica Brasil SA	34,320	$220
TIM SA	28,900	127

		347

CONSUMER DISCRETIONARY 0.3%
Ultrapar Participacoes SA	28,588	118
Vibra Energia SA	54,932	254

		372

CONSUMER STAPLES 0.8%
Ambev SA	41,000	93
JBS NV (a)	40,673	609
MBRF Global Foods Co. SA	35,400	129

		831

FINANCIALS 0.4%
B3 SA - Brasil Bolsa Balcao	107,802	271
Banco BTG Pactual SA	10,100	92
Banco Santander Brasil SA	12,900	71
BB Seguridade Participacoes SA	1,997	13
Porto Seguro SA	2,600	24

		471

HEALTH CARE 0.1%
Rede D'Or Sao Luiz SA	6,300	50

INDUSTRIALS 0.1%
WEG SA	9,081	62

MATERIALS 1.1%
Cia Siderurgica Nacional SA	27,677	41
Klabin SA	42,829	145
Suzano SA	28,992	272
Vale SA	69,600	753

		1,211

UTILITIES 0.3%
Centrais Eletricas Brasileiras SA	12,500	123
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,500	112
CPFL Energia SA	3,900	29
Energisa SA	8,200	78
Engie Brasil Energia SA	4,835	37

		379

Total Brazil		3,723

CAYMAN ISLANDS 0.1%
REAL ESTATE 0.1%
Sunac China Holdings Ltd.	515,000	112

Total Cayman Islands		112

CHILE 0.9%
CONSUMER DISCRETIONARY 0.2%
Empresas Copec SA	6,541	48

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Falabella SA	19,043	113

		161

CONSUMER STAPLES 0.2%
Cencosud SA	48,444	138
Cia Cervecerias Unidas SA	10,997	67

		205

FINANCIALS 0.4%
Banco de Chile	1,546,118	235
Banco de Credito e Inversiones SA	1,126	50
Banco Itau Chile SA	938	14
Banco Santander Chile	2,794,344	185

		484

MATERIALS 0.0%
Empresas CMPC SA	18,936	28

UTILITIES 0.1%
Colbun SA	88,431	14
Enel Americas SA	229,447	23
Enel Chile SA	729,001	57

		94

Total Chile		972

CHINA 28.7%
COMMUNICATION SERVICES 2.5%
China United Network Communications Ltd. Class A	284,200	220
Focus Media Information Technology Co. Ltd. Class A	46,000	52
Kuaishou Technology	20,300	220
NetEase, Inc.	42,015	1,276
Tencent Holdings Ltd.	7,100	605
Tencent Music Entertainment Group Class A	29,888	350

		2,723

CONSUMER DISCRETIONARY 2.0%
ANTA Sports Products Ltd.	3,600	43
BAIC Motor Corp. Ltd. Class H	118,000	32
China Tourism Group Duty Free Corp. Ltd. Class H	2,500	21
China Yongda Automobiles Services Holdings Ltd.	100,000	25
Dongfeng Motor Group Co. Ltd. Class H	310,000	358
Gree Electric Appliances, Inc. of Zhuhai Class A	6,800	38
Huayu Automotive Systems Co. Ltd. Class A	29,900	86
Li Auto, Inc. Class A (a)	15,700	201
Li Ning Co. Ltd.	24,500	56
SAIC Motor Corp. Ltd. Class A	73,100	176
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	33,800	27
Sichuan Changhong Electric Co. Ltd. Class A	35,300	52
Tianneng Power International Ltd.	56,000	70
Topsports International Holdings Ltd.	102,000	41
Vipshop Holdings Ltd. ADR	21,206	417
Wuchan Zhongda Group Co. Ltd. Class A	148,500	126
Yum China Holdings, Inc.	7,818	336
Zhongsheng Group Holdings Ltd.	37,500	70

		2,175

CONSUMER STAPLES 1.2%
China Feihe Ltd.	193,000	99
China Mengniu Dairy Co. Ltd.	42,000	81
Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,300	18
Guangdong Haid Group Co. Ltd. Class A	3,200	29
Henan Shuanghui Investment & Development Co. Ltd. Class A	11,700	41
Hengan International Group Co. Ltd.	26,000	85
JD Health International, Inc. (a)	12,150	103
Kweichow Moutai Co. Ltd. Class A	600	122
Luzhou Laojiao Co. Ltd. Class A	1,700	32
Muyuan Foods Co. Ltd. Class A	9,000	67
New Hope Liuhe Co. Ltd. Class A	27,600	38
Nongfu Spring Co. Ltd. Class H	33,800	234
Tingyi Cayman Islands Holding Corp.	126,000	168
Uni-President China Holdings Ltd.	70,000	74
Wens Foodstuff Group Co. Ltd. Class A	31,300	82
Wuliangye Yibin Co. Ltd. Class A	4,000	68

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Yonghui Superstores Co. Ltd. Class A	41,700	27

		1,368

ENERGY 1.4%
China Petroleum & Chemical Corp. Class H	640,000	332
China Shenhua Energy Co. Ltd. Class H	102,000	487
Guanghui Energy Co. Ltd. Class A	22,700	16
PetroChina Co. Ltd. Class H	342,000	310
Shaanxi Coal Industry Co. Ltd. Class A	37,200	105
Shanxi Coking Coal Energy Group Co. Ltd. Class A	27,000	26
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	6,900	14
Yankuang Energy Group Co. Ltd. Class H	212,700	278

		1,568

FINANCIALS 9.5%
Agricultural Bank of China Ltd. Class H	1,066,000	717
Bank of Beijing Co. Ltd. Class A	213,200	165
Bank of Changsha Co. Ltd. Class A	46,700	58
Bank of Chengdu Co. Ltd. Class A	24,000	58
Bank of China Ltd. Class H	1,557,000	851
Bank of Chongqing Co. Ltd. Class H	45,500	43
Bank of Communications Co. Ltd. Class H	200,000	168
Bank of Guiyang Co. Ltd. Class A	89,200	72
Bank of Hangzhou Co. Ltd. Class A	33,000	71
Bank of Jiangsu Co. Ltd. Class A	207,400	292
Bank of Nanjing Co. Ltd. Class A	66,600	102
Bank of Shanghai Co. Ltd. Class A	128,600	162
China Cinda Asset Management Co. Ltd. Class H	1,203,000	210
China CITIC Bank Corp. Ltd. Class H	418,000	359
China Construction Bank Corp. Class H	995,000	954
China Everbright Bank Co. Ltd. Class H	569,000	237
China Galaxy Securities Co. Ltd. Class H	55,000	83
China International Capital Corp. Ltd. Class H	24,000	66
China Life Insurance Co. Ltd. Class H	108,000	306
China Merchants Bank Co. Ltd. Class H	74,000	443
China Merchants Securities Co. Ltd. Class H	19,400	43
China Minsheng Banking Corp. Ltd. Class H	798,500	421
China Pacific Insurance Group Co. Ltd. Class H	34,800	138
China Reinsurance Group Corp. Class H	249,000	50
China Zheshang Bank Co. Ltd. Class H	525,000	174
Chongqing Rural Commercial Bank Co. Ltd. Class H	358,000	276
CITIC Securities Co. Ltd. Class H	52,500	207
CNPC Capital Co. Ltd. Class A	26,300	39
CSC Financial Co. Ltd. Class H	21,500	39
East Money Information Co. Ltd.	33,700	129
GF Securities Co. Ltd. Class H	22,600	59
Guosen Securities Co. Ltd. Class A	17,100	33
Guotai Haitong Securities Co. Ltd. Class H	41,560	85
Huatai Securities Co. Ltd. Class H	34,400	91
Huaxia Bank Co. Ltd. Class A	107,600	100
Industrial & Commercial Bank of China Ltd. Class H	1,191,000	877
Industrial Bank Co. Ltd. Class A	107,200	299
Lufax Holding Ltd. ADR (a)	30,208	123
New China Life Insurance Co. Ltd. Class H	14,000	83
Orient Securities Co. Ltd. Class H	32,000	33
People's Insurance Co. Group of China Ltd. Class H	134,000	117
PICC Property & Casualty Co. Ltd. Class H	90,000	203
Ping An Insurance Group Co. of China Ltd. Class H	151,500	1,031
Postal Savings Bank of China Co. Ltd. Class H	121,000	85
Shanghai Pudong Development Bank Co. Ltd. Class A	174,200	292
Shanghai Rural Commercial Bank Co. Ltd. Class A	49,000	56

		10,500

HEALTH CARE 0.9%
China Resources Pharmaceutical Group Ltd.	121,500	75
CSPC Pharmaceutical Group Ltd.	425,680	513
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	1,700	17
Jointown Pharmaceutical Group Co. Ltd. Class A	43,743	30
Shanghai Fosun Pharmaceutical Group Co. Ltd.	8,000	26
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	6,700	11
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	700	24
Sinopharm Group Co. Ltd. Class H	68,000	160
WuXi AppTec Co. Ltd. Class H	9,300	142
Yunnan Baiyao Group Co. Ltd. Class A	2,900	23

		1,021

INDUSTRIALS 3.4%
AECC Aviation Power Co. Ltd. Class A	6,500	39
Air China Ltd. Class H (a)	32,000	24
Bohai Leasing Co. Ltd. Class A (a)	88,400	44

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2025 (Unaudited)

China Communications Services Corp. Ltd. Class H	108,000	64
China CSSC Holdings Ltd. Class A	4,600	22
China Energy Engineering Corp. Ltd. Class H	546,000	83
China International Marine Containers Group Co. Ltd. Class H	193,600	207
China Lesso Group Holdings Ltd. Class L	54,000	34
China Railway Group Ltd. Class H	308,000	155
China State Construction Engineering Corp. Ltd. Class A	354,700	272
CITIC Ltd.	274,000	401
Contemporary Amperex Technology Co. Ltd. Class A	6,300	357
COSCO SHIPPING Development Co. Ltd.	284,000	42
COSCO SHIPPING Holdings Co. Ltd. Class H	280,000	435
Daqin Railway Co. Ltd. Class A	183,700	152
Fosun International Ltd.	45,000	32
Goldwind Science & Technology Co. Ltd. Class H	13,400	24
JD Logistics, Inc. (a)	17,000	29
Jiangsu Expressway Co. Ltd. Class H	78,000	90
Metallurgical Corp. of China Ltd. Class H	459,000	160
NARI Technology Co. Ltd. Class A	11,500	37
Power Construction Corp. of China Ltd. Class A	182,000	143
Qingdao Port International Co. Ltd. Class H	41,000	38
Sany Heavy Industry Co. Ltd. Class A	38,000	124
SF Holding Co. Ltd.	2,800	16
Shanghai Construction Group Co. Ltd. Class A	215,600	89
Shanghai Electric Group Co. Ltd. Class H (a)	26,000	14
Shanghai International Port Group Co. Ltd. Class A	25,100	19
Shanghai Tunnel Engineering Co. Ltd. Class A	77,400	70
Sichuan Road & Bridge Group Co. Ltd. Class A	15,380	17
Sinopec Engineering Group Co. Ltd. Class H	66,500	58
Sinotrans Ltd. Class H	118,000	74
Sinotruk Hong Kong Ltd.	24,500	72
Weichai Power Co. Ltd. Class H	24,000	43
Xiamen C & D, Inc. Class A	53,900	78
Xiamen ITG Group Corp. Ltd. Class A	70,300	61
Yutong Bus Co. Ltd. Class A	8,000	31
Zhejiang Expressway Co. Ltd. Class H	96,000	89
Zhejiang Huayou Cobalt Co. Ltd.	3,500	32

		3,771

INFORMATION TECHNOLOGY 2.1%
360 Security Technology, Inc. Class A	22,400	36
Avary Holding Shenzhen Co. Ltd. Class A	13,900	110
China Railway Signal & Communication Corp. Ltd. Class H	167,000	75
Foxconn Industrial Internet Co. Ltd. Class A	44,300	414
IEIT Systems Co. Ltd. Class A	3,000	31
Lenovo Group Ltd.	332,000	492
Sunny Optical Technology Group Co. Ltd.	33,100	384
Tianma Microelectronics Co. Ltd. Class A	36,800	51
Xiaomi Corp. Class B (a)	86,800	603
ZTE Corp. Class H	21,200	97

		2,293

MATERIALS 3.6%
Aluminum Corp. of China Ltd. Class H	408,000	422
Angang Steel Co. Ltd. Class H	142,000	41
Anhui Conch Cement Co. Ltd. Class H	166,500	501
Baoshan Iron & Steel Co. Ltd. Class A	167,600	167
BBMG Corp. Class H	169,000	18
China Hongqiao Group Ltd.	297,000	1,006
China National Building Material Co. Ltd. Class H	282,000	200
CMOC Group Ltd. Class H	54,000	109
Ganfeng Lithium Group Co. Ltd. Class H	6,600	37
Hengli Petrochemical Co. Ltd. Class A	18,800	45
Huaxin Cement Co. Ltd. Class H	51,100	103
Hunan Valin Steel Co. Ltd. Class A	78,600	72
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	45,900	34
Jiangxi Copper Co. Ltd. Class H	89,000	349
Luxi Chemical Group Co. Ltd. Class A	17,600	36
Maanshan Iron & Steel Co. Ltd. Class H	260,000	89
Nanjing Iron & Steel Co. Ltd. Class A	75,400	56
Shandong Gold Mining Co. Ltd. Class H	11,250	53
Sinopec Shanghai Petrochemical Co. Ltd. Class H	180,000	31
Tianqi Lithium Corp. Class H	4,800	28
Tongling Nonferrous Metals Group Co. Ltd. Class A	103,900	78
Zhejiang NHU Co. Ltd. Class A	8,700	29
Zhongjin Gold Corp. Ltd. Class A	10,100	31
Zijin Mining Group Co. Ltd. Class H	100,000	418

		3,953

REAL ESTATE 1.0%
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	32,600	47
China Vanke Co. Ltd. Class H	641,400	459

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Country Garden Services Holdings Co. Ltd.	36,000	30
Gemdale Corp. Class A	32,300	20
Greentown China Holdings Ltd.	86,000	105
Guangzhou R&F Properties Co. Ltd. Class H (a)	260,400	23
Longfor Group Holdings Ltd.	136,500	208
Quzhou Xin'an Development Co. Ltd. Class A	25,000	16
Seazen Group Ltd. (a)	324,000	106
Seazen Holdings Co. Ltd. Class A (a)	31,400	72
Shenzhen Overseas Chinese Town Co. Ltd. Class A	43,300	16
Youngor Fashion Co. Ltd. Class A	45,000	47

		1,149

UTILITIES 1.1%
CGN Power Co. Ltd. Class H	1,060,000	393
China National Nuclear Power Co. Ltd. Class A	99,300	122
China Yangtze Power Co. Ltd. Class A	43,700	167
ENN Energy Holdings Ltd.	36,300	299
GD Power Development Co. Ltd. Class A	136,400	96
Huadian Power International Corp. Ltd. Class H	70,000	38
Huaneng Lancang River Hydropower, Inc. Class A	10,000	13
SDIC Power Holdings Co. Ltd. Class A	13,100	24
Shenergy Co. Ltd. Class A	10,700	12
Zhejiang Zheneng Electric Power Co. Ltd. Class A	25,400	18

		1,182

Total China		31,703

GREECE 0.6%
COMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization SA	3,502	66

CONSUMER DISCRETIONARY 0.2%
Jumbo SA	2,048	70
OPAP SA	3,745	88

		158

ENERGY 0.0%
HELLENiQ ENERGY Holdings SA	1,135	11
Motor Oil Hellas Corinth Refineries SA	1,176	36

		47

FINANCIALS 0.3%
Eurobank Ergasias Services & Holdings SA	30,352	117
National Bank of Greece SA	8,414	123
Piraeus Financial Holdings SA	8,387	71

		311

INDUSTRIALS 0.0%
Star Bulk Carriers Corp.	2,547	47

Total Greece		629

HONG KONG 2.4%
CONSUMER DISCRETIONARY 0.2%
Geely Automobile Holdings Ltd.	81,000	203

FINANCIALS 0.8%
BOC Hong Kong Holdings Ltd.	133,500	625
China Taiping Insurance Holdings Co. Ltd.	90,800	178
Far East Horizon Ltd.	65,000	57

		860

INDUSTRIALS 0.4%
China Everbright Environment Group Ltd.	213,000	121
Orient Overseas International Ltd.	13,500	219
Shanghai Industrial Holdings Ltd.	22,000	39
Shenzhen International Holdings Ltd.	57,500	58

		437

MATERIALS 0.0%
China Resources Building Materials Technology Holdings Ltd.	60,000	14

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2025 (Unaudited)

REAL ESTATE 0.6%
China Jinmao Holdings Group Ltd.	626,000	124
China Overseas Land & Investment Ltd.	211,000	389
China Resources Land Ltd.	32,000	125

		638

UTILITIES 0.4%
Beijing Enterprises Holdings Ltd.	23,500	100
Beijing Enterprises Water Group Ltd.	36,000	11
China Resources Gas Group Ltd.	42,600	109
Guangdong Investment Ltd.	150,000	136
Kunlun Energy Co. Ltd.	136,000	122

		478

Total Hong Kong		2,630

INDIA 8.3%
COMMUNICATION SERVICES 0.8%
Bharti Airtel Ltd.	36,514	772
Indus Towers Ltd. (a)	21,869	85

		857

CONSUMER DISCRETIONARY 0.3%
Bajaj Auto Ltd.	1,147	112
Eicher Motors Ltd.	1,342	106
Hero MotoCorp Ltd.	1,609	99
Rajesh Exports Ltd. (a)	15,205	31

		348

CONSUMER STAPLES 0.8%
Britannia Industries Ltd.	735	50
Colgate-Palmolive India Ltd.	1,733	43
Dabur India Ltd.	4,125	23
Godrej Consumer Products Ltd.	2,139	28
Hindustan Unilever Ltd.	6,401	181
ITC Ltd.	109,601	495
Marico Ltd.	6,354	50
Nestle India Ltd.	2,124	28

		898

ENERGY 1.1%
Bharat Petroleum Corp. Ltd.	90,180	345
Coal India Ltd.	28,487	125
Hindustan Petroleum Corp. Ltd.	38,539	193
Indian Oil Corp. Ltd.	104,601	176
Oil & Natural Gas Corp. Ltd.	85,642	231
Oil India Ltd.	11,951	56
Petronet LNG Ltd.	19,983	63

		1,189

FINANCIALS 1.6%
Bajaj Finance Ltd.	21,443	241
Bajaj Holdings & Investment Ltd.	208	29
Cholamandalam Financial Holdings Ltd.	2,185	46
Federal Bank Ltd.	24,158	53
HDFC Asset Management Co. Ltd.	610	38
HDFC Bank Ltd.	77,523	831
HDFC Life Insurance Co. Ltd.	8,666	74
Kotak Mahindra Bank Ltd.	12,016	270
Muthoot Finance Ltd.	1,741	60
Power Finance Corp. Ltd.	17,757	82
Sammaan Capital Ltd.	27,565	50
SBI Cards & Payment Services Ltd.	1,122	11
Sundaram Finance Ltd.	734	36

		1,821

HEALTH CARE 0.6%
Alkem Laboratories Ltd.	420	26
Cipla Ltd.	3,723	63
Divi's Laboratories Ltd.	1,962	126
Dr. Reddy's Laboratories Ltd.	4,889	68
Glenmark Pharmaceuticals Ltd.	1,192	26
Ipca Laboratories Ltd.	1,255	19
Lupin Ltd.	3,905	85

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Sun Pharmaceutical Industries Ltd.	7,449	134
Torrent Pharmaceuticals Ltd.	1,594	65
Zydus Lifesciences Ltd.	4,082	45

		657

INDUSTRIALS 0.3%
Ashok Leyland Ltd.	32,564	53
Bharat Electronics Ltd.	29,936	136
Hindustan Aeronautics Ltd.	502	27
InterGlobe Aviation Ltd.	2,088	131

		347

INFORMATION TECHNOLOGY 1.2%
Coforge Ltd.	3,841	69
HCL Technologies Ltd.	13,475	210
Infosys Ltd.	21,140	344
LTIMindtree Ltd.	465	27
Mphasis Ltd.	1,505	45
Oracle Financial Services Software Ltd.	552	52
Redington Ltd.	16,915	54
Tata Consultancy Services Ltd.	12,303	401
Tech Mahindra Ltd.	7,964	126

		1,328

MATERIALS 0.9%
Asian Paints Ltd.	1,334	35
Chambal Fertilisers & Chemicals Ltd.	1,701	10
Coromandel International Ltd.	2,379	60
Jindal Steel Ltd.	8,328	100
JSW Steel Ltd.	9,795	126
National Aluminium Co. Ltd.	34,753	84
NMDC Ltd.	85,536	74
Steel Authority of India Ltd.	50,480	77
Supreme Industries Ltd.	1,003	48
Tata Steel Ltd.	32,828	62
UltraTech Cement Ltd.	437	60
UPL Ltd.	3,384	25
Vedanta Ltd.	41,244	216

		977

UTILITIES 0.7%
Gujarat State Petronet Ltd.	7,118	25
NHPC Ltd.	74,740	73
NTPC Ltd.	60,662	233
Power Grid Corp. of India Ltd.	103,426	326
PTC India Ltd.	16,774	31
Reliance Power Ltd. (a)	93,228	46

		734

Total India		9,156

INDONESIA 1.0%
COMMUNICATION SERVICES 0.3%
Telkom Indonesia Persero Tbk. PT	1,662,300	306

CONSUMER STAPLES 0.1%
Indofood CBP Sukses Makmur Tbk. PT	56,300	32
Indofood Sukses Makmur Tbk. PT	27,100	12
Japfa Comfeed Indonesia Tbk. PT	171,200	20
Sumber Alfaria Trijaya Tbk. PT	290,700	34

		98

ENERGY 0.3%
Alamtri Resources Indonesia Tbk. PT	646,100	66
Dian Swastatika Sentosa Tbk. PT (a)	26,000	166
Indo Tambangraya Megah Tbk. PT	29,400	40
United Tractors Tbk. PT	39,100	63

		335

FINANCIALS 0.2%
Bank Central Asia Tbk. PT	386,000	177

HEALTH CARE 0.0%
Kalbe Farma Tbk. PT	390,300	26

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2025 (Unaudited)

INDUSTRIALS 0.0%
Astra International Tbk. PT	124,500	43

MATERIALS 0.1%
Aneka Tambang Tbk. PT	140,900	27
Barito Pacific Tbk. PT (a)	210,500	47

		74

UTILITIES 0.0%
Perusahaan Gas Negara Tbk. PT	200,800	20

Total Indonesia		1,079

JERSEY, CHANNEL ISLANDS 0.0%
INDUSTRIALS 0.0%
WNS Holdings Ltd. (a)	714	54

Total Jersey, Channel Islands		54

KUWAIT 0.8%
COMMUNICATION SERVICES 0.1%
Mobile Telecommunications Co. KSCP	34,459	58

FINANCIALS 0.7%
Al Ahli Bank of Kuwait KSCP	4,345	4
Boubyan Bank KSCP	35,765	83
Gulf Bank KSCP	65,420	75
Kuwait Finance House KSCP	146,453	381
National Bank of Kuwait SAKP	72,984	253

		796

INDUSTRIALS 0.0%
National Industries Group Holding SAK	6,677	6

REAL ESTATE 0.0%
Mabanee Co. KPSC	1,812	6

Total Kuwait		866

MALAYSIA 2.0%
COMMUNICATION SERVICES 0.1%
Axiata Group Bhd.	47,800	30
Maxis Bhd.	38,800	33
Telekom Malaysia Bhd.	38,900	66

		129

CONSUMER DISCRETIONARY 0.1%
Genting Bhd.	50,000	35
Genting Malaysia Bhd.	104,800	52

		87

CONSUMER STAPLES 0.1%
IOI Corp. Bhd.	30,000	28
Kuala Lumpur Kepong Bhd.	7,600	37
PPB Group Bhd.	7,300	18
SD Guthrie Bhd.	32,900	41
United Plantations Bhd.	2,100	11

		135

FINANCIALS 0.8%
AMMB Holdings Bhd.	53,200	72
CIMB Group Holdings Bhd.	112,000	196
Hong Leong Bank Bhd.	12,100	59
Malayan Banking Bhd.	116,400	274
Public Bank Bhd.	120,700	124

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2025 (Unaudited)

RHB Bank Bhd.	69,100	108

		833

HEALTH CARE 0.2%
Hartalega Holdings Bhd.	107,400	30
IHH Healthcare Bhd.	52,700	95
Kossan Rubber Industries Bhd.	17,100	5
Top Glove Corp. Bhd. (a)	395,000	54

		184

INDUSTRIALS 0.3%
Gamuda Bhd.	101,700	134
IJM Corp. Bhd.	136,200	91
MISC Bhd.	21,300	37
Sime Darby Bhd.	87,900	48
Sunway Bhd.	58,100	78

		388

MATERIALS 0.1%
Petronas Chemicals Group Bhd.	63,200	64
Press Metal Aluminium Holdings Bhd.	21,900	31

		95

UTILITIES 0.3%
Petronas Gas Bhd.	5,400	24
Tenaga Nasional Bhd.	61,900	195
YTL Corp. Bhd.	127,580	84
YTL Power International Bhd.	42,980	43

		346

Total Malaysia		2,197

MEXICO 2.7%
COMMUNICATION SERVICES 0.5%
America Movil SAB de CV Class B	405,014	424
Grupo Televisa SAB	113,476	61
Megacable Holdings SAB de CV	12,857	41

		526

CONSUMER STAPLES 1.3%
Alfa SAB de CV Class A	137,747	110
Arca Continental SAB de CV	15,326	161
Coca-Cola Femsa SAB de CV	17,074	142
Fomento Economico Mexicano SAB de CV	31,385	309
Gruma SAB de CV Class B	4,134	77
Grupo Bimbo SAB de CV	17,477	62
Kimberly-Clark de Mexico SAB de CV Class A	34,989	74
Wal-Mart de Mexico SAB de CV	151,365	468

		1,403

FINANCIALS 0.2%
Grupo Financiero Banorte SAB de CV Class O	26,581	268

INDUSTRIALS 0.1%
Grupo Aeroportuario del Sureste SAB de CV Class B	2,783	90

MATERIALS 0.6%
Cemex SAB de CV	82,660	74
Grupo Mexico SAB de CV	58,873	513
Industrias Penoles SAB de CV (a)	1,042	47
Orbia Advance Corp. SAB de CV	32,997	32

		666

Total Mexico		2,953

NETHERLANDS 0.0%
REAL ESTATE 0.0%
NEPI Rockcastle NV	6,442	52

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Total Netherlands		52

PHILIPPINES 0.2%
COMMUNICATION SERVICES 0.0%
PLDT, Inc.	2,295	43

CONSUMER STAPLES 0.0%
Universal Robina Corp.	13,850	17

FINANCIALS 0.1%
Bank of the Philippine Islands	4,850	10
BDO Unibank, Inc.	15,610	36
Metropolitan Bank & Trust Co.	24,200	28

		74

INDUSTRIALS 0.1%
International Container Terminal Services, Inc.	15,210	123

UTILITIES 0.0%
Manila Electric Co.	3,100	28

Total Philippines		285

POLAND 0.8%
COMMUNICATION SERVICES 0.1%
Cyfrowy Polsat SA	7,529	29
Orange Polska SA	17,126	41

		70

CONSUMER DISCRETIONARY 0.0%
LPP SA	6	29

ENERGY 0.1%
ORLEN SA	6,133	146

FINANCIALS 0.3%
Bank Polska Kasa Opieki SA	1,912	92
Powszechna Kasa Oszczednosci Bank Polski SA	8,456	164
Powszechny Zaklad Ubezpieczen SA	5,068	76

		332

INFORMATION TECHNOLOGY 0.1%
Asseco Poland SA	1,552	86

UTILITIES 0.2%
Enea SA	10,896	53
PGE Polska Grupa Energetyczna SA (a)	37,745	112
Tauron Polska Energia SA (a)	45,332	113

		278

Total Poland		941

QATAR 0.5%
COMMUNICATION SERVICES 0.1%
Ooredoo QPSC	12,454	47

ENERGY 0.0%
Qatar Fuel QSC	2,622	11
Qatar Gas Transport Co. Ltd.	24,375	31

		42

FINANCIALS 0.3%
Al Rayan Bank	112,286	73
Commercial Bank PSQC	10,269	13
Doha Bank QPSC	69,842	49
Qatar Islamic Bank QPSC	12,366	81

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Qatar National Bank QPSC	23,416	120

		336

INDUSTRIALS 0.1%
Industries Qatar QSC	24,940	85

REAL ESTATE 0.0%
Barwa Real Estate Co.	57,559	42

UTILITIES 0.0%
Qatar Electricity & Water Co. QSC	2,440	11

Total Qatar		563

RUSSIA 0.0%
ENERGY 0.0%
Gazprom Neft PJSC «	13,620	0
Gazprom PJSC «(a)	635,130	0
LUKOIL PJSC «	15,703	0
Novatek PJSC «	21,924	0
Rosneft Oil Co. PJSC «	66,050	0
Surgutneftegas PAO «(a)	701,700	0
Tatneft PJSC «	19,086	0

		0

FINANCIALS 0.0%
Sberbank of Russia PJSC «	117,340	0
VTB Bank PJSC «	119,798	0

		0

MATERIALS 0.0%
GMK Norilskiy Nickel PAO «(a)	126,900	0
Magnitogorsk Iron & Steel Works PJSC «	160,600	0
Novolipetsk Steel PJSC «	88,470	0
Severstal PAO «	17,344	0

		0

UTILITIES 0.0%
Federal Grid Co-Rosseti PJSC «(a)	22,174,692	0
Inter RAO UES PJSC «	1,587,500	0

		0

Total Russia		0

SAUDI ARABIA 2.2%
COMMUNICATION SERVICES 0.4%
Etihad Etisalat Co.	3,053	55
Mobile Telecommunications Co. Saudi Arabia	3,840	11
Saudi Telecom Co.	37,263	438

		504

CONSUMER DISCRETIONARY 0.0%
Jarir Marketing Co.	11,750	44

CONSUMER STAPLES 0.1%
Abdullah Al Othaim Markets Co.	10,779	22
Almarai Co. JSC	6,253	84

		106

ENERGY 0.7%
Saudi Arabian Oil Co.	112,688	740

FINANCIALS 0.2%
Arab National Bank	5,183	34
Bupa Arabia for Cooperative Insurance Co.	1,121	49
Riyad Bank	6,807	50

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Saudi Investment Bank	10,849	41

		174

HEALTH CARE 0.1%
Dr. Sulaiman Al Habib Medical Services Group Co.	856	62

MATERIALS 0.6%
Advanced Petrochemical Co. (a)	2,321	22
SABIC Agri-Nutrients Co.	4,689	149
Sahara International Petrochemical Co.	7,592	41
Saudi Arabian Mining Co. (a)	7,024	120
Saudi Basic Industries Corp.	16,216	266
Saudi Cement Co.	998	11
Yanbu National Petrochemical Co.	7,715	72

		681

REAL ESTATE 0.1%
Arabian Centres Co.	6,675	40
Dar Al Arkan Real Estate Development Co. (a)	5,846	31

		71

UTILITIES 0.0%
Saudi Electricity Co.	11,314	46

Total Saudi Arabia		2,428

SOUTH AFRICA 4.8%
COMMUNICATION SERVICES 0.7%
MTN Group Ltd.	58,286	491
MultiChoice Group	13,315	97
Telkom SA SOC Ltd.	11,295	33
Vodacom Group Ltd.	14,402	111

		732

CONSUMER DISCRETIONARY 0.5%
Motus Holdings Ltd.	5,706	35
Mr. Price Group Ltd.	6,981	82
Naspers Ltd. Class N	1,042	379
Woolworths Holdings Ltd.	17,973	52

		548

CONSUMER STAPLES 0.4%
Bid Corp. Ltd.	1,843	46
Shoprite Holdings Ltd.	12,873	204
SPAR Group Ltd. (a)	9,278	53
Tiger Brands Ltd.	5,542	99

		402

ENERGY 0.1%
Exxaro Resources Ltd.	10,173	106
Thungela Resources Ltd.	2,219	11

		117

FINANCIALS 0.5%
Absa Group Ltd.	7,915	83
Discovery Ltd.	7,504	85
FirstRand Ltd.	77,153	347
Momentum Group Ltd.	6,185	12

		527

HEALTH CARE 0.0%
Life Healthcare Group Holdings Ltd.	36,795	25

INDUSTRIALS 0.1%
Bidvest Group Ltd.	7,236	89

MATERIALS 2.5%
African Rainbow Minerals Ltd.	3,513	38
Gold Fields Ltd.	16,215	679
Harmony Gold Mining Co. Ltd.	6,042	109
Impala Platinum Holdings Ltd.	50,609	645
Kumba Iron Ore Ltd.	2,702	51

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Northam Platinum Holdings Ltd.	2,329	38
Sappi Ltd.	26,018	35
Sasol Ltd.	15,613	97
Sibanye Stillwater Ltd.	212,158	600
Valterra Platinum Ltd.	7,369	526

		2,818

Total South Africa		5,258

SOUTH KOREA 13.9%
COMMUNICATION SERVICES 1.0%
Kakao Corp.	2,503	107
KT Corp.	10,049	362
LG Uplus Corp.	12,340	135
NAVER Corp.	1,222	235
NCSoft Corp.	104	16
SK Telecom Co. Ltd.	7,051	273

		1,128

CONSUMER DISCRETIONARY 2.0%
Coway Co. Ltd.	1,008	70
Hankook Tire & Technology Co. Ltd.	2,848	78
HL Mando Co. Ltd.	498	12
Hyundai Mobis Co. Ltd.	1,964	418
Hyundai Motor Co.	5,779	886
Kia Corp.	6,228	447
LG Electronics, Inc.	5,566	300
Lotte Shopping Co. Ltd.	828	42

		2,253

CONSUMER STAPLES 0.5%
CJ CheilJedang Corp.	612	100
E-MART, Inc.	1,930	104
GS Retail Co. Ltd.	746	9
KT&G Corp.	3,262	311
LG H&H Co. Ltd.	315	64

		588

ENERGY 0.5%
HD Hyundai Co. Ltd.	2,425	269
S-Oil Corp. (a)	1,501	67
SK Innovation Co. Ltd.	2,666	191

		527

FINANCIALS 3.6%
BNK Financial Group, Inc.	13,535	141
DB Insurance Co. Ltd.	1,941	192
Hana Financial Group, Inc.	10,606	659
Hanwha Life Insurance Co. Ltd.	14,545	33
Hyundai Marine & Fire Insurance Co. Ltd.	3,681	74
Industrial Bank of Korea	13,496	187
KB Financial Group, Inc.	6,453	533
Korea Investment Holdings Co. Ltd.	1,164	120
Meritz Financial Group, Inc.	2,114	172
Mirae Asset Securities Co. Ltd.	3,424	52
NH Investment & Securities Co. Ltd. Class C	2,828	39
Samsung Card Co. Ltd.	722	27
Samsung Fire & Marine Insurance Co. Ltd.	1,297	417
Samsung Life Insurance Co. Ltd.	1,840	206
Shinhan Financial Group Co. Ltd.	14,732	743
Woori Financial Group, Inc.	21,812	404

		3,999

INDUSTRIALS 2.6%
CJ Corp.	1,456	191
CJ Logistics Corp.	823	49
Daewoo Engineering & Construction Co. Ltd. (a)	13,315	34
DL E&C Co. Ltd.	3,024	90
Doosan Co. Ltd.	1,288	497
Doosan Enerbility Co. Ltd. (a)	4,173	186
GS Engineering & Construction Corp.	5,707	75
GS Holdings Corp.	2,697	88
Hanwha Corp.	5,447	329
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	422	124
HMM Co. Ltd.	3,222	46
Hyundai Engineering & Construction Co. Ltd.	4,860	188
Hyundai Glovis Co. Ltd.	1,848	218

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2025 (Unaudited)

LG Corp.	2,244	115
Lotte Corp.	1,922	40
LS Corp.	912	109
LX International Corp.	2,509	57
Posco International Corp.	888	31
SK, Inc.	2,541	381

		2,848

INFORMATION TECHNOLOGY 1.4%
LG Display Co. Ltd. (a)	14,150	146
LG Innotek Co. Ltd.	389	52
Samsung Electro-Mechanics Co. Ltd.	1,269	175
SK Hynix, Inc.	4,664	1,156

		1,529

MATERIALS 1.1%
Hanwha Solutions Corp. (a)	863	18
Hyundai Steel Co.	8,440	204
KCC Corp.	235	64
Korea Zinc Co. Ltd.	220	145
Kumho Petrochemical Co. Ltd.	851	63
Lotte Chemical Corp.	1,251	61
POSCO Holdings, Inc.	3,197	628

		1,183

UTILITIES 1.2%
Korea Electric Power Corp.	45,307	1,169
Korea Gas Corp.	3,469	97

		1,266

Total South Korea		15,321

TAIWAN 17.6%
COMMUNICATION SERVICES 0.8%
Chunghwa Telecom Co. Ltd.	127,000	556
Far EasTone Telecommunications Co. Ltd.	49,000	142
Taiwan Mobile Co. Ltd.	49,000	175

		873

CONSUMER DISCRETIONARY 0.4%
Cheng Shin Rubber Industry Co. Ltd.	57,000	71
China Motor Corp.	26,000	54
Eclat Textile Co. Ltd.	5,000	72
Feng TAY Enterprise Co. Ltd.	14,560	59
Nien Made Enterprise Co. Ltd.	2,000	28
Pou Chen Corp.	118,000	112

		396

CONSUMER STAPLES 0.4%
Great Wall Enterprise Co. Ltd.	10,008	17
President Chain Store Corp.	13,000	106
Uni-President Enterprises Corp.	126,000	325

		448

ENERGY 0.0%
Formosa Petrochemical Corp.	21,000	28

FINANCIALS 3.4%
Cathay Financial Holding Co. Ltd.	166,200	359
Chang Hwa Commercial Bank Ltd.	148,048	96
CTBC Financial Holding Co. Ltd.	606,000	855
E.Sun Financial Holding Co. Ltd.	244,774	268
First Financial Holding Co. Ltd.	189,326	186
Fubon Financial Holding Co. Ltd.	169,230	491
Hua Nan Financial Holdings Co. Ltd.	150,013	146
KGI Financial Holding Co. Ltd.	494,797	244
Mega Financial Holding Co. Ltd.	160,515	224
Shanghai Commercial & Savings Bank Ltd.	64,712	89
SinoPac Financial Holdings Co. Ltd.	249,476	205
Taiwan Business Bank	98,065	51
Taiwan Cooperative Financial Holding Co. Ltd.	130,148	105
TS Financial Holding Co. Ltd.	228,724	135

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Yuanta Financial Holding Co. Ltd.	265,724	304

		3,758

INDUSTRIALS 1.1%
Eva Airways Corp.	40,000	50
Evergreen Marine Corp. Taiwan Ltd.	92,000	542
Far Eastern New Century Corp.	88,000	80
Taiwan High Speed Rail Corp.	16,000	15
Teco Electric & Machinery Co. Ltd.	44,000	138
Yang Ming Marine Transport Corp.	218,000	380

		1,205

INFORMATION TECHNOLOGY 10.5%
Accton Technology Corp.	8,000	277
Acer, Inc.	110,000	112
Advantech Co. Ltd.	7,119	75
ASE Technology Holding Co. Ltd.	58,000	317
Asustek Computer, Inc.	38,000	840
AUO Corp.	305,600	137
Catcher Technology Co. Ltd.	27,000	162
Cheng Uei Precision Industry Co. Ltd.	19,000	30
Chicony Electronics Co. Ltd.	32,000	145
Compal Electronics, Inc.	194,000	207
Delta Electronics, Inc.	40,000	1,127
Foxconn Technology Co. Ltd.	45,000	104
Himax Technologies, Inc. ADR	1,110	10
Hon Hai Precision Industry Co. Ltd.	212,600	1,518
Innolux Corp.	371,592	176
Inventec Corp.	133,000	201
Kinpo Electronics	64,000	41
Largan Precision Co. Ltd.	1,290	100
Lite-On Technology Corp.	89,000	506
MediaTek, Inc.	32,000	1,388
Micro-Star International Co. Ltd.	20,000	76
Mitac Holdings Corp.	69,500	201
Nan Ya Printed Circuit Board Corp.	2,000	15
Novatek Microelectronics Corp.	8,000	112
Pegatron Corp.	50,000	116
Powertech Technology, Inc.	43,000	207
Primax Electronics Ltd.	19,000	49
Qisda Corp.	22,000	25
Quanta Computer, Inc.	75,000	718
Radiant Opto-Electronics Corp.	18,000	85
Realtek Semiconductor Corp.	6,000	109
Silicon Motion Technology Corp. ADR	735	70
Supreme Electronics Co. Ltd.	31,861	47
Synnex Technology International Corp.	45,000	93
Taiwan Semiconductor Manufacturing Co. Ltd.	24,000	1,043
TPK Holding Co. Ltd.	26,000	34
Tripod Technology Corp.	14,000	139
Wistron Corp.	91,347	424
Wiwynn Corp.	1,000	110
WPG Holdings Ltd.	64,560	140
WT Microelectronics Co. Ltd.	40,880	189
Zhen Ding Technology Holding Ltd.	29,000	159

		11,634

MATERIALS 0.9%
Asia Cement Corp.	71,000	89
China Steel Corp.	277,000	177
Eternal Materials Co. Ltd.	26,300	35
Formosa Chemicals & Fibre Corp.	64,000	62
Formosa Plastics Corp.	152,000	193
Nan Ya Plastics Corp.	140,000	182
TA Chen Stainless Pipe	51,172	65
TCC Group Holdings Co. Ltd.	130,553	103
Tung Ho Steel Enterprise Corp.	22,020	44

		950

REAL ESTATE 0.1%
Farglory Land Development Co. Ltd.	4,000	8
Highwealth Construction Corp.	39,726	53

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Ruentex Development Co. Ltd.	35,380	34

		95

Total Taiwan		19,387

THAILAND 3.1%
COMMUNICATION SERVICES 0.4%
Advanced Info Service PCL	37,400	336
Digital Telecommunications Infrastructure Fund	190,000	53

		389

CONSUMER DISCRETIONARY 0.1%
Home Product Center PCL	80,800	19
Sri Trang Agro-Industry PCL	124,300	48

		67

CONSUMER STAPLES 0.4%
Berli Jucker PCL	22,700	14
Charoen Pokphand Foods PCL	331,200	228
CP ALL PCL	106,200	155
Thai Beverage PCL	139,700	50
Thai Union Group PCL	77,800	31

		478

ENERGY 0.9%
Bangchak Corp. PCL	58,700	56
Banpu PCL	325,700	46
PTT PCL	853,700	876
Thai Oil PCL	47,200	51

		1,029

FINANCIALS 0.5%
Bangkok Bank PCL	19,500	90
Kasikornbank PCL	19,500	101
Krung Thai Bank PCL	42,900	33
SCB X PCL	21,100	83
Thanachart Capital PCL	28,400	44
Tisco Financial Group PCL	43,900	138

		489

HEALTH CARE 0.1%
Bangkok Dusit Medical Services PCL Class F	213,500	135
Sri Trang Gloves Thailand PCL	80,000	18

		153

INDUSTRIALS 0.0%
Regional Container Lines PCL	12,000	10

INFORMATION TECHNOLOGY 0.3%
Delta Electronics Thailand PCL	43,300	212
Fabrinet (a)	284	104

		316

MATERIALS 0.3%
Indorama Ventures PCL	30,900	22
PTT Global Chemical PCL	137,800	106
Siam Cement PCL	33,700	239

		367

REAL ESTATE 0.1%
Land & Houses PCL	224,900	30
Supalai PCL	64,900	36

		66

UTILITIES 0.0%
Ratch Group PCL	24,550	20

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Total Thailand		3,384

TURKEY 0.8%
COMMUNICATION SERVICES 0.1%
Turk Telekomunikasyon AS (a)	17,286	21
Turkcell Iletisim Hizmetleri AS	39,570	93

		114

CONSUMER DISCRETIONARY 0.0%
Arcelik AS	2,826	8
Ford Otomotiv Sanayi AS	8,648	21

		29

CONSUMER STAPLES 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	103,454	34
BIM Birlesik Magazalar AS	15,372	200
Coca-Cola Icecek AS	15,077	17

		251

ENERGY 0.0%
Turkiye Petrol Rafinerileri AS	1	0

FINANCIALS 0.1%
Is Yatirim Menkul Degerler AS	72,268	76

INDUSTRIALS 0.3%
Aselsan Elektronik Sanayi Ve Ticaret AS	27,787	144
Enka Insaat ve Sanayi AS	54,374	92
Tekfen Holding AS	14,009	28
Turkiye Sise ve Cam Fabrikalari AS	23,562	21

		285

MATERIALS 0.1%
Eregli Demir ve Celik Fabrikalari TAS	93,270	66
Petkim Petrokimya Holding AS (a)	51,037	22

		88

UTILITIES 0.0%
Aygaz AS	1	0
Enerjisa Enerji AS	11,718	23

		23

Total Turkey		866

UNITED ARAB EMIRATES 1.3%
COMMUNICATION SERVICES 0.1%
Emirates Telecommunications Group Co. PJSC	31,465	161

CONSUMER DISCRETIONARY 0.1%
Abu Dhabi National Oil Co. for Distribution PJSC	65,666	68

ENERGY 0.1%
ADNOC Drilling Co. PJSC	55,781	86

FINANCIALS 0.6%
Abu Dhabi Commercial Bank PJSC	18,352	73
Abu Dhabi Islamic Bank PJSC	25,450	151
Dubai Islamic Bank PJSC	57,362	150
Emirates NBD Bank PJSC	20,934	138
First Abu Dhabi Bank PJSC	43,799	187

		699

INDUSTRIALS 0.0%
Alpha Dhabi Holding PJSC (a)	3,940	11

MATERIALS 0.1%
Borouge PLC	90,104	62

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2025 (Unaudited)

REAL ESTATE 0.2%
Aldar Properties PJSC	22,470	58
Emaar Development PJSC	36,949	135
Emaar Properties PJSC	40,466	144

		337

UTILITIES 0.1%
Dubai Electricity & Water Authority PJSC	106,287	78

Total United Arab Emirates		1,502

UNITED STATES 0.4%
HEALTH CARE 0.4%
BeOne Medicines Ltd. Class H (a)	15,200	406

Total United States		406

Total Common Stocks (Cost $88,020)		106,467

PREFERRED STOCKS 2.3%
BRAZIL 2.2%
BANKING & FINANCE 0.5%
Banco Bradesco SA	53,900	179
Itau Unibanco Holding SA	52,800	388

		567

INDUSTRIALS 0.5%
Braskem SA	27,090	33
Gerdau SA	84,814	265
Metalurgica Gerdau SA	100,492	180
Usinas Siderurgicas de Minas Gerais SA Usiminas	89,500	71

		549

UTILITIES 1.2%
Cia Energetica de Minas Gerais	71,397	150
Cia Paranaense de Energia - Copel	8,500	20
Isa Energia Brasil SA	20,121	93
Petroleo Brasileiro SA - Petrobras	170,298	1,007

		1,270

Total Brazil		2,386

CHILE 0.1%
INDUSTRIALS 0.1%
Embotelladora Andina SA	8,692	34
Sociedad Quimica y Minera de Chile SA	1,463	63

		97

Total Chile		97

RUSSIA 0.0%
UTILITIES 0.0%
Bashneft PJSC «	2,929	0
Transneft PJSC «(c)	2,200	0

		0

Total Russia		0

Total Preferred Stocks (Cost $2,250)		2,483

REAL ESTATE INVESTMENT TRUSTS 0.0%
SOUTH AFRICA 0.0%
REAL ESTATE 0.0%
Growthpoint Properties Ltd.	40,614	35

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Total Real Estate Investment Trusts (Cost $34)		35

SHORT-TERM INSTRUMENTS 0.7%
MUTUAL FUNDS 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (d)	699,349	699

Total Mutual Funds (Cost $699)		699

Total Short-Term Instruments (Cost $699)		699
Total Investments in Securities (Cost $91,003)		109,684

INVESTMENTS IN AFFILIATES 0.0%
MUTUAL FUNDS 0.0%
PIMCO Government Money Market Fund 4.290% (b)(c)(d)	8,608	9

Total Investments in Affiliates (Cost $9)		9

Total Investments 99.5% (Cost $91,012)		$109,693
Financial Derivative Instruments (e)(f) 0.0%(Cost or Premiums, net $0)		2
Other Assets and Liabilities, net 0.5%		587

Net Assets 100.0%		$110,282

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $8 were out on loan in exchange for $9 of cash collateral as of September 30, 2025.
(d)	Coupon represents a 7-Day Yield.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Mini MSCI Emerging Markets Index December Futures	12/2025	11	$748	$4	$2	$0

Total Futures Contracts	$4	$2	$0

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

SSB	10/2025	$24	KWD	7	$0	$0

Total Forward Foreign Currency Contracts	$0	$0

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Common Stocks
Brazil
Communication Services	$347	$0	$0	$347
Consumer Discretionary	372	0	0	372
Consumer Staples	831	0	0	831
Financials	471	0	0	471
Health Care	50	0	0	50
Industrials	62	0	0	62
Materials	1,211	0	0	1,211
Utilities	379	0	0	379
Cayman Islands
Real Estate	0	112	0	112
Chile
Consumer Discretionary	113	48	0	161
Consumer Staples	67	138	0	205
Financials	249	235	0	484
Materials	0	28	0	28
Utilities	37	57	0	94
China
Communication Services	0	2,723	0	2,723
Consumer Discretionary	753	1,422	0	2,175
Consumer Staples	29	1,339	0	1,368
Energy	14	1,554	0	1,568
Financials	522	9,978	0	10,500
Health Care	0	1,021	0	1,021
Industrials	288	3,483	0	3,771
Information Technology	0	2,293	0	2,293
Materials	0	3,953	0	3,953
Real Estate	0	1,149	0	1,149
Utilities	0	1,182	0	1,182
Greece
Communication Services	66	0	0	66

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Consumer Discretionary	158	0	0	158
Energy	11	36	0	47
Financials	0	311	0	311
Industrials	47	0	0	47
Hong Kong
Consumer Discretionary	203	0	0	203
Financials	57	803	0	860
Industrials	0	437	0	437
Materials	0	14	0	14
Real Estate	0	638	0	638
Utilities	0	478	0	478
India
Communication Services	0	857	0	857
Consumer Discretionary	0	348	0	348
Consumer Staples	50	848	0	898
Energy	0	1,189	0	1,189
Financials	11	1,810	0	1,821
Health Care	0	657	0	657
Industrials	0	347	0	347
Information Technology	0	1,328	0	1,328
Materials	0	977	0	977
Utilities	0	734	0	734
Indonesia
Communication Services	0	306	0	306
Consumer Staples	0	98	0	98
Energy	166	169	0	335
Financials	0	177	0	177
Health Care	0	26	0	26
Industrials	0	43	0	43
Materials	0	74	0	74
Utilities	0	20	0	20
Jersey, Channel Islands
Industrials	54	0	0	54
Kuwait
Communication Services	0	58	0	58
Financials	83	713	0	796
Industrials	0	6	0	6
Real Estate	6	0	0	6
Malaysia
Communication Services	0	129	0	129
Consumer Discretionary	0	87	0	87
Consumer Staples	65	70	0	135
Financials	0	833	0	833
Health Care	95	89	0	184
Industrials	37	351	0	388
Materials	0	95	0	95
Utilities	24	322	0	346
Mexico
Communication Services	526	0	0	526
Consumer Staples	1,403	0	0	1,403
Financials	268	0	0	268
Industrials	90	0	0	90
Materials	666	0	0	666
Netherlands
Real Estate	52	0	0	52
Philippines
Communication Services	0	43	0	43
Consumer Staples	0	17	0	17
Financials	46	28	0	74
Industrials	0	123	0	123
Utilities	28	0	0	28
Poland
Communication Services	41	29	0	70
Consumer Discretionary	0	29	0	29
Energy	0	146	0	146
Financials	0	332	0	332
Information Technology	0	86	0	86
Utilities	0	278	0	278
Qatar
Communication Services	47	0	0	47
Energy	42	0	0	42
Financials	169	167	0	336
Industrials	85	0	0	85
Real Estate	0	42	0	42
Utilities	11	0	0	11
Saudi Arabia
Communication Services	55	449	0	504
Consumer Discretionary	44	0	0	44
Consumer Staples	22	84	0	106
Energy	0	740	0	740
Financials	49	125	0	174
Health Care	62	0	0	62
Materials	266	415	0	681
Real Estate	0	71	0	71

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Utilities	46	0	0	46
South Africa
Communication Services	241	491	0	732
Consumer Discretionary	87	461	0	548
Consumer Staples	402	0	0	402
Energy	117	0	0	117
Financials	97	430	0	527
Health Care	25	0	0	25
Industrials	89	0	0	89
Materials	86	2,732	0	2,818
South Korea
Communication Services	0	1,128	0	1,128
Consumer Discretionary	0	2,253	0	2,253
Consumer Staples	0	588	0	588
Energy	0	527	0	527
Financials	0	3,999	0	3,999
Industrials	0	2,848	0	2,848
Information Technology	0	1,529	0	1,529
Materials	145	1,038	0	1,183
Utilities	0	1,266	0	1,266
Taiwan
Communication Services	0	873	0	873
Consumer Discretionary	0	396	0	396
Consumer Staples	0	448	0	448
Energy	0	28	0	28
Financials	0	3,758	0	3,758
Industrials	0	1,205	0	1,205
Information Technology	80	11,554	0	11,634
Materials	0	950	0	950
Real Estate	0	95	0	95
Thailand
Communication Services	0	389	0	389
Consumer Discretionary	0	67	0	67
Consumer Staples	0	478	0	478
Energy	876	153	0	1,029
Financials	0	489	0	489
Health Care	0	153	0	153
Industrials	10	0	0	10
Information Technology	104	212	0	316
Materials	0	367	0	367
Real Estate	36	30	0	66
Utilities	0	20	0	20
Turkey
Communication Services	0	114	0	114
Consumer Discretionary	0	29	0	29
Consumer Staples	200	51	0	251
Financials	76	0	0	76
Industrials	28	257	0	285
Materials	0	88	0	88
Utilities	23	0	0	23
United Arab Emirates
Communication Services	161	0	0	161
Consumer Discretionary	68	0	0	68
Energy	86	0	0	86
Financials	325	374	0	699
Industrials	11	0	0	11
Materials	0	62	0	62
Real Estate	144	193	0	337
Utilities	0	78	0	78
United States
Health Care	0	406	0	406
Preferred Stocks
Brazil
Banking & Finance	567	0	0	567
Industrials	549	0	0	549
Utilities	1,270	0	0	1,270
Chile
Industrials	34	63	0	97
Real Estate Investment Trusts
South Africa
Real Estate	35	0	0	35
Mutual Funds	0	699	0	699

	$16,918	$92,766	$0	$109,684
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	0	9	0	9

Total Investments	$16,918	$92,775	$0	$109,693

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$2	$0	$0	$2

Total Financial Derivative Instruments	$2	$0	$0	$2

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Totals	$16,920	$92,775	$0	$109,695

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.0% ¤
COMMON STOCKS 97.3%
AUSTRALIA 4.2%
COMMUNICATION SERVICES 0.2%
CAR Group Ltd.	5,750	$140
Nine Entertainment Co. Holdings Ltd.	16,080	13
REA Group Ltd.	1,458	223
SEEK Ltd.	8,305	156
Telstra Group Ltd.	72,872	232

		764

CONSUMER DISCRETIONARY 0.5%
ARB Corp. Ltd.	2,655	68
Aristocrat Leisure Ltd.	7,809	361
Breville Group Ltd.	5,632	112
Domino's Pizza Enterprises Ltd.	3,064	27
Eagers Automotive Ltd.	3,923	76
Harvey Norman Holdings Ltd.	28,718	140
JB Hi-Fi Ltd.	4,513	346
Myer Holdings Ltd.	16,467	5
Super Retail Group Ltd.	9,447	102
Wesfarmers Ltd.	14,113	859

		2,096

CONSUMER STAPLES 0.4%
Coles Group Ltd.	37,951	584
GrainCorp Ltd. Class A	24,447	146
Metcash Ltd.	65,549	164
Woolworths Group Ltd.	25,562	451

		1,345

ENERGY 0.2%
Ampol Ltd.	9,131	180
New Hope Corp. Ltd.	20,599	53
Santos Ltd.	29,028	129
Viva Energy Group Ltd.	54,645	66
Whitehaven Coal Ltd.	10,781	47
Woodside Energy Group Ltd.	18,129	274

		749

FINANCIALS 0.5%
AMP Ltd.	168,742	185
ASX Ltd.	4,413	171
Bank of Queensland Ltd.	17,179	82
Insurance Australia Group Ltd.	58,955	319
Magellan Financial Group Ltd.	5,227	33
Medibank Pvt Ltd.	120,081	383
National Australia Bank Ltd.	5,517	161
nib holdings Ltd.	15,409	76
Perpetual Ltd.	3,957	49
QBE Insurance Group Ltd.	28,287	385
Suncorp Group Ltd.	15,607	209

		2,053

HEALTH CARE 0.3%
Ansell Ltd.	6,716	142
Cochlear Ltd.	362	67
CSL Ltd.	2,341	308
Sigma Healthcare Ltd.	290,460	570
Sonic Healthcare Ltd.	14,957	212

		1,299

INDUSTRIALS 0.6%
ALS Ltd.	14,662	193
Atlas Arteria Ltd.	10,791	35

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Aurizon Holdings Ltd.	99,492	210
Austal Ltd.	15,585	80
Brambles Ltd.	41,295	678
Computershare Ltd.	6,414	154
Downer EDI Ltd.	25,475	124
Monadelphous Group Ltd.	7,098	105
Qantas Airways Ltd.	15,192	110
SGH Ltd.	2,178	72
Transurban Group	35,172	321
Worley Ltd.	3,903	36

		2,118

MATERIALS 1.3%
BHP Group Ltd.	21,091	589
BlueScope Steel Ltd.	16,288	245
Champion Iron Ltd.	18,643	58
Dyno Nobel Ltd.	84,481	173
Evolution Mining Ltd.	106,406	759
Fortescue Ltd.	65,424	810
IGO Ltd.	28,623	98
Iluka Resources Ltd.	15,768	66
Lynas Rare Earths Ltd. (a)	15,057	167
Mineral Resources Ltd.	2,871	78
Northern Star Resources Ltd.	27,064	423
Orica Ltd.	8,073	113
Regis Resources Ltd.	49,525	196
Rio Tinto Ltd.	9,310	751
Sandfire Resources Ltd. (a)	18,056	170
Sims Ltd.	14,149	125

		4,821

REAL ESTATE 0.0%
Lendlease Corp. Ltd.	18,373	67

UTILITIES 0.2%
AGL Energy Ltd.	36,303	213
APA Group	23,545	138
Origin Energy Ltd.	39,397	325

		676

Total Australia		15,988

AUSTRIA 0.3%
ENERGY 0.1%
OMV AG	4,447	238

FINANCIALS 0.1%
Erste Group Bank AG	2,337	230
Raiffeisen Bank International AG	2,977	103
UNIQA Insurance Group AG	11,991	178

		511

INFORMATION TECHNOLOGY 0.0%
ams-OSRAM AG (a)	2,755	39

MATERIALS 0.1%
voestalpine AG	5,894	211

REAL ESTATE 0.0%
CA Immobilien Anlagen AG	3,762	103

UTILITIES 0.0%
Verbund AG	960	70

Total Austria		1,172

BELGIUM 0.5%
COMMUNICATION SERVICES 0.0%
Proximus SADP	9,499	83

CONSUMER DISCRETIONARY 0.0%
D'ieteren Group	411	77

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

CONSUMER STAPLES 0.0%
Colruyt Group NV	2,158	85
Lotus Bakeries NV	5	47

		132

FINANCIALS 0.1%
Ageas SA	1,359	94
Gimv NV	1,319	71
KBC Group NV	1,488	178

		343

HEALTH CARE 0.2%
UCB SA	2,397	669

INDUSTRIALS 0.1%
Ackermans & van Haaren NV	523	135
Deme Group NV	220	32

		167

MATERIALS 0.0%
Solvay SA	2,869	91
Umicore SA	2,435	44

		135

UTILITIES 0.1%
Elia Group SA	1,169	135

Total Belgium		1,741

CANADA 8.0%
COMMUNICATION SERVICES 0.3%
BCE, Inc.	19,696	460
Cogeco Communications, Inc.	1,180	54
Quebecor, Inc. Class B	6,026	190
Rogers Communications, Inc. Class B	4,812	166
TELUS Corp.	14,589	230

		1,100

CONSUMER DISCRETIONARY 0.7%
BRP, Inc.	1,145	70
Canadian Tire Corp. Ltd. Class A	2,846	339
Dollarama, Inc.	6,615	872
Gildan Activewear, Inc.	5,188	300
Linamar Corp.	1,369	73
Lululemon Athletica, Inc. (a)	299	53
Magna International, Inc.	13,208	626
Restaurant Brands International, Inc.	2,602	167

		2,500

CONSUMER STAPLES 0.8%
Alimentation Couche-Tard, Inc.	9,519	508
Empire Co. Ltd. Class A	8,405	302
George Weston Ltd.	6,993	426
Loblaw Cos. Ltd.	24,870	962
Maple Leaf Foods, Inc.	2,915	75
Metro, Inc.	6,489	436
North West Co., Inc.	3,026	104
Premium Brands Holdings Corp.	1,128	76
Saputo, Inc.	6,820	166

		3,055

ENERGY 1.0%
ARC Resources Ltd.	15,280	279
Birchcliff Energy Ltd.	12,944	53
Cameco Corp. (a)	4,000	336
Canadian Natural Resources Ltd.	9,540	305
Cenovus Energy, Inc.	7,426	126
Enbridge, Inc.	21,278	1,073
Enerflex Ltd.	9,052	98
Gibson Energy, Inc.	7,947	148
Imperial Oil Ltd.	6,291	570
Parex Resources, Inc.	9,025	118
Parkland Corp. (b)	2,332	65
Peyto Exploration & Development Corp.	12,211	159

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Precision Drilling Corp. (a)	1,365	77
Suncor Energy, Inc.	6,891	288
Vermilion Energy, Inc.	9,612	75

		3,770

FINANCIALS 1.7%
Bank of Montreal	6,612	861
Brookfield Corp.	13,496	926
Brookfield Wealth Solutions Ltd.	2,594	178
Canadian Imperial Bank of Commerce	8,226	657
Definity Financial Corp. (b)	636	33
Fairfax Financial Holdings Ltd.	812	1,421
Great-West Lifeco, Inc. (b)	2,014	82
IGM Financial, Inc.	2,964	108
Intact Financial Corp.	1,959	381
Onex Corp.	1,589	141
Power Corp. of Canada	10,600	459
TMX Group Ltd.	8,288	317
Toronto-Dominion Bank	13,314	1,064

		6,628

HEALTH CARE 0.0%
Bausch Health Cos., Inc. (a)	4,080	26

INDUSTRIALS 0.7%
Aecon Group, Inc.	7,677	132
Air Canada (a)	9,800	124
AtkinsRealis Group, Inc. (b)	2,000	144
Bombardier, Inc. Class B (a)	1,300	182
CAE, Inc. (a)	2,500	74
Canadian National Railway Co.	5,560	524
Element Fleet Management Corp.	1,400	36
Finning International, Inc.	5,471	254
GFL Environmental, Inc.	3,344	159
Russel Metals, Inc.	3,814	114
TFI International, Inc.	1,252	110
Thomson Reuters Corp.	1,812	281
Toromont Industries Ltd.	2,735	304
Waste Connections, Inc.	687	121
WSP Global, Inc.	600	118

		2,677

INFORMATION TECHNOLOGY 0.6%
Canadian Solar, Inc. (a)	4,914	64
Celestica, Inc. (a)	1,811	446
CGI, Inc.	5,192	462
Constellation Software, Inc. (b)	100	271
Shopify, Inc. Class A (a)	6,952	1,033

		2,276

MATERIALS 1.7%
Agnico Eagle Mines Ltd. (b)	5,298	892
Alamos Gold, Inc. Class A	9,570	334
Algoma Steel Group, Inc.	8,200	29
Barrick Mining Corp.	15,988	525
CCL Industries, Inc. Class B	865	49
Centerra Gold, Inc.	14,584	156
China Gold International Resources Corp. Ltd.	4,100	73
Eldorado Gold Corp. (a)	16,616	480
First Quantum Minerals Ltd. (a)	10,405	235
Franco-Nevada Corp.	2,938	654
IAMGOLD Corp. (a)	27,610	357
Lundin Gold, Inc.	1,642	106
Lundin Mining Corp.	3,600	54
Methanex Corp.	4,386	174
Nutrien Ltd.	5,778	339
OR Royalties, Inc.	3,746	150
Pan American Silver Corp.	8,519	330
Stella-Jones, Inc. (b)	865	49
Teck Resources Ltd. Class B	3,255	143
Transcontinental, Inc. Class A	6,063	86
West Fraser Timber Co. Ltd.	2,683	183
Wheaton Precious Metals Corp.	7,833	877

		6,275

REAL ESTATE 0.1%
Colliers International Group, Inc.	862	135

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

FirstService Corp.	1,009	192

		327

UTILITIES 0.4%
Atco Ltd. Class I	4,783	173
Canadian Utilities Ltd. Class A	3,250	91
Capital Power Corp. (b)	1,100	52
Emera, Inc.	6,807	327
Fortis, Inc.	7,621	386
Hydro One Ltd.	7,193	257
Northland Power, Inc.	6,778	113
Superior Plus Corp.	9,324	53
TransAlta Corp.	13,286	181

		1,633

Total Canada		30,267

CHILE 0.1%
MATERIALS 0.1%
Antofagasta PLC	9,593	357

Total Chile		357

DENMARK 1.2%
CONSUMER DISCRETIONARY 0.0%
GN Store Nord AS (a)	2,382	40
Pandora AS	914	120

		160

CONSUMER STAPLES 0.1%
Carlsberg AS Class B	2,075	242
Royal Unibrew AS	1,368	104
Scandinavian Tobacco Group AS	5,523	76
Schouw & Co. AS	803	75

		497

FINANCIALS 0.2%
Danske Bank AS	6,633	283
Jyske Bank AS	1,201	134
Sydbank AS	3,190	257
Tryg AS	1,465	37

		711

HEALTH CARE 0.3%
Ascendis Pharma AS ADR (a)	624	124
Coloplast AS Class B	1,107	95
Demant AS (a)	2,499	87
H Lundbeck AS	5,003	36
Novo Nordisk AS Class B	14,340	799

		1,141

INDUSTRIALS 0.5%
AP Moller - Maersk AS Class B	621	1,221
DSV AS	2,134	426
ISS AS	4,337	138
Per Aarsleff Holding AS	678	73

		1,858

MATERIALS 0.1%
Novonesis Novozymes B Class B	4,179	257

UTILITIES 0.0%
Orsted AS	4,326	75

Total Denmark		4,699

FINLAND 1.2%
COMMUNICATION SERVICES 0.1%
Elisa OYJ	4,294	225

CONSUMER DISCRETIONARY 0.0%
Nokian Renkaat OYJ	8,131	74

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

CONSUMER STAPLES 0.1%
Kesko OYJ Class B	10,220	217

ENERGY 0.0%
Neste OYJ	7,663	141

FINANCIALS 0.3%
Mandatum OYJ	20,251	136
Nordea Bank Abp	13,150	217
Sampo OYJ Class A	78,623	903

		1,256

HEALTH CARE 0.1%
Orion OYJ Class B	5,240	402

INDUSTRIALS 0.3%
Kone OYJ Class B	8,937	610
Konecranes OYJ	906	75
Wartsila OYJ Abp	10,413	312

		997

INFORMATION TECHNOLOGY 0.0%
TietoEVRY OYJ	8,306	150

MATERIALS 0.1%
Kemira OYJ	6,306	142
Outokumpu OYJ	23,207	106

		248

REAL ESTATE 0.0%
Kojamo OYJ	5,788	74

UTILITIES 0.2%
Fortum OYJ	30,202	573

Total Finland		4,357

FRANCE 6.8%
COMMUNICATION SERVICES 1.0%
Metropole Television SA	5,158	77
Orange SA	182,341	2,958
Publicis Groupe SA	2,373	228
Television Francaise 1 SA	7,324	75
Ubisoft Entertainment SA (a)	7,977	92
Vivendi SE	85,084	300

		3,730

CONSUMER DISCRETIONARY 0.6%
Accor SA	2,483	118
Cie Generale des Etablissements Michelin SCA	3,739	135
FDJ UNITED	1,792	60
Forvia SE	13,150	178
Hermes International SCA	243	597
Kering SA	548	184
LVMH Moet Hennessy Louis Vuitton SE	203	125
Renault SA	16,702	687
SEB SA	1,021	75
Valeo SE	12,726	160

		2,319

CONSUMER STAPLES 0.6%
Carrefour SA	64,319	975
Danone SA	9,737	848
L'Oreal SA	276	120
Pernod Ricard SA	1,814	179

		2,122

ENERGY 0.2%
Technip Energies NV	3,385	159

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

TotalEnergies SE	9,159	558

		717

FINANCIALS 1.2%
Amundi SA	435	35
AXA SA	9,957	478
BNP Paribas SA	7,348	672
Credit Agricole SA	10,476	206
SCOR SE	10,865	384
Societe Generale SA	39,471	2,628

		4,403

HEALTH CARE 0.7%
BioMerieux	2,728	366
Clariane SE	7,176	40
Emeis SA (a)	3,230	56
EssilorLuxottica SA	1,960	638
Ipsen SA	277	37
Sanofi SA	15,616	1,479
Sartorius Stedim Biotech	327	67

		2,683

INDUSTRIALS 2.0%
Air France-KLM (a)	2,629	36
Airbus SE	3,915	914
Alstom SA	5,766	151
Ayvens SA	3,551	43
Bouygues SA	9,348	422
Bureau Veritas SA	9,102	285
Cie de Saint-Gobain SA	5,649	612
Dassault Aviation SA	460	155
Eiffage SA	603	77
Legrand SA	2,137	355
Nexans SA	1,809	269
Rexel SA	17,238	568
Safran SA	3,811	1,352
Societe BIC SA	1,820	114
SPIE SA	669	36
Thales SA	3,320	1,050
Vinci SA	7,260	1,009

		7,448

INFORMATION TECHNOLOGY 0.0%
Sopra Steria Group	675	129

MATERIALS 0.1%
Air Liquide SA	1,748	364
Eramet SA	412	27
Vicat SACA	2,618	185

		576

UTILITIES 0.4%
Engie SA	68,049	1,463
Rubis SCA	2,824	106

		1,569

Total France		25,696

GERMANY 6.2%
COMMUNICATION SERVICES 0.4%
Deutsche Telekom AG	23,855	813
Freenet AG	7,842	251
Scout24 SE	3,991	501
United Internet AG	1,308	41

		1,606

CONSUMER DISCRETIONARY 1.0%
adidas AG	1,581	335
Aumovio SE (a)	2,746	113
Bayerische Motoren Werke AG	17,993	1,813
Ceconomy AG	9,218	48
Continental AG	5,492	363
Fielmann Group AG	1,702	103
Hornbach Holding AG & Co. KGaA	1,371	158
HUGO BOSS AG	3,643	174
Mercedes-Benz Group AG	9,901	624

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

TUI AG (a)	10,711	98

		3,829

CONSUMER STAPLES 0.1%
Beiersdorf AG	875	92
KWS Saat SE & Co. KGaA	1,929	150
Suedzucker AG	6,089	67

		309

FINANCIALS 1.5%
Allianz SE	2,545	1,071
Commerzbank AG	46,155	1,748
Deutsche Bank AG	40,802	1,445
Deutsche Boerse AG	3,575	957
Deutsche Pfandbriefbank AG	14,157	83
Talanx AG	1,671	223

		5,527

HEALTH CARE 0.4%
BioNTech SE ADR	1,078	106
Fresenius Medical Care AG	12,094	639
Fresenius SE & Co. KGaA	9,387	525
Gerresheimer AG	1,123	47
Merck KGaA	2,245	291
Siemens Healthineers AG	1,953	106

		1,714

INDUSTRIALS 1.3%
Bilfinger SE	3,015	333
Daimler Truck Holding AG	1,121	46
Deutsche Lufthansa AG	14,779	125
Deutsche Post AG	13,366	597
Duerr AG	921	22
GEA Group AG	513	38
Hapag-Lloyd AG	578	76
HOCHTIEF AG	1,061	285
KION Group AG	1,857	126
Krones AG	1,304	191
MTU Aero Engines AG	1,629	752
Rational AG	104	79
Rheinmetall AG	317	741
Siemens AG	6,168	1,665
Traton SE	1,046	34

		5,110

INFORMATION TECHNOLOGY 0.6%
Infineon Technologies AG	6,319	248
SAP SE	7,424	1,988

		2,236

MATERIALS 0.6%
Aurubis AG	1,863	234
BASF SE	4,868	243
Heidelberg Materials AG	1,291	292
K&S AG	24,082	327
Lanxess AG	6,637	165
Salzgitter AG	5,176	157
Symrise AG	2,975	259
thyssenkrupp AG	32,027	442

		2,119

REAL ESTATE 0.2%
LEG Immobilien SE	3,082	245
TAG Immobilien AG	8,504	147
Vonovia SE	6,388	200

		592

UTILITIES 0.1%
E.ON SE	25,406	478

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

RWE AG	2,242	100

		578

Total Germany		23,620

HONG KONG 2.3%
COMMUNICATION SERVICES 0.1%
HKT Trust & HKT Ltd.	108,000	160
PCCW Ltd.	305,295	209

		369

CONSUMER DISCRETIONARY 0.2%
Bosideng International Holdings Ltd.	204,000	122
Chow Tai Fook Jewellery Group Ltd.	61,600	123
Galaxy Entertainment Group Ltd.	27,000	148
Johnson Electric Holdings Ltd.	50,000	262
Man Wah Holdings Ltd.	40,800	22
Melco Resorts & Entertainment Ltd. ADR (a)	5,950	55
Skyworth Group Ltd.	188,000	111
Yue Yuen Industrial Holdings Ltd.	22,500	38

		881

CONSUMER STAPLES 0.1%
Alibaba Health Information Technology Ltd. (a)	108,000	92
WH Group Ltd.	278,000	301

		393

FINANCIALS 0.8%
AIA Group Ltd.	84,600	811
Futu Holdings Ltd. ADR (a)	1,974	343
Hang Seng Bank Ltd.	19,700	300
Hong Kong Exchanges & Clearing Ltd.	15,700	891
Prudential PLC	41,528	582

		2,927

HEALTH CARE 0.1%
China Medical System Holdings Ltd.	24,000	43
Grand Pharmaceutical Group Ltd.	33,500	37
Sino Biopharmaceutical Ltd.	113,000	118
United Laboratories International Holdings Ltd.	84,000	162

		360

INDUSTRIALS 0.4%
Cathay Pacific Airways Ltd.	39,000	53
CK Hutchison Holdings Ltd.	69,000	453
Jardine Matheson Holdings Ltd.	4,200	265
MTR Corp. Ltd.	50,000	169
Pacific Basin Shipping Ltd.	160,000	52
SITC International Holdings Co. Ltd.	32,000	123
Swire Pacific Ltd. Class A	19,500	165
Xinyi Glass Holdings Ltd.	45,000	52

		1,332

INFORMATION TECHNOLOGY 0.1%
Kingboard Holdings Ltd.	25,200	90
Kingboard Laminates Holdings Ltd.	53,000	84
VSTECS Holdings Ltd.	108,000	149

		323

MATERIALS 0.0%
Nine Dragons Paper Holdings Ltd. (a)	50,000	35

REAL ESTATE 0.3%
CK Asset Holdings Ltd.	52,500	255
Hongkong Land Holdings Ltd.	47,400	300
New World Development Co. Ltd.	49,000	49
Sino Land Co. Ltd.	10,000	13
Sun Hung Kai Properties Ltd.	46,000	550
Swire Properties Ltd.	13,400	38
Wharf Holdings Ltd.	42,000	120

		1,325

UTILITIES 0.2%
China Gas Holdings Ltd.	20,200	20

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

CK Infrastructure Holdings Ltd.	16,000	105
CLP Holdings Ltd.	28,100	232
HK Electric Investments & HK Electric Investments Ltd.	73,000	55
Hong Kong & China Gas Co. Ltd.	266,972	232
Power Assets Holdings Ltd.	33,000	209

		853

Total Hong Kong		8,798

IRELAND 1.2%
CONSUMER STAPLES 0.1%
Glanbia PLC	10,807	178
Kerry Group PLC Class A	3,336	301

		479

FINANCIALS 0.0%
Bank of Ireland Group PLC	3,490	58

HEALTH CARE 0.4%
Alkermes PLC (a)	1,340	40
Medtronic PLC	16,203	1,543
Perrigo Co. PLC	1,453	33

		1,616

INDUSTRIALS 0.6%
Allegion PLC	3,181	564
Experian PLC	7,077	355
Grafton Group PLC	7,940	98
Kingspan Group PLC	2,015	169
Ryanair Holdings PLC	6,290	184
Trane Technologies PLC	2,107	889

		2,259

MATERIALS 0.1%
James Hardie Industries PLC (a)	14,788	274

Total Ireland		4,686

ISRAEL 1.6%
COMMUNICATION SERVICES 0.0%
Bezeq The Israeli Telecommunication Corp. Ltd.	64,122	123

CONSUMER DISCRETIONARY 0.0%
Delta Galil Ltd.	1,541	81
Electra Consumer Products 1970 Ltd.	1,972	69

		150

CONSUMER STAPLES 0.1%
M Yochananof & Sons Ltd.	1,544	128
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,940	179
Strauss Group Ltd.	3,134	89

		396

ENERGY 0.1%
Delek Group Ltd.	376	91
Oil Refineries Ltd.	213,324	57
Paz Retail & Energy Ltd.	287	59

		207

FINANCIALS 0.7%
Bank Hapoalim BM	26,643	542
Bank Leumi Le-Israel BM	31,957	630
Harel Insurance Investments & Financial Services Ltd.	7,429	250
IDI Insurance Co. Ltd.	2,177	134
Israel Discount Bank Ltd. Class A	26,780	265
Menora Mivtachim Holdings Ltd.	2,016	198
Mizrahi Tefahot Bank Ltd.	3,590	236
Phoenix Financial Ltd.	1,200	45
Plus500 Ltd.	4,141	179

		2,479

HEALTH CARE 0.0%
Teva Pharmaceutical Industries Ltd. ADR (a)	322	7

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

INDUSTRIALS 0.2%
Danel Adir Yeoshua Ltd.	954	146
Elbit Systems Ltd.	429	218
Elco Ltd.	970	50
Electra Ltd.	67	39
Hilan Ltd.	2,149	166
ZIM Integrated Shipping Services Ltd.	22,156	300

		919

INFORMATION TECHNOLOGY 0.2%
Check Point Software Technologies Ltd. (a)	1,644	340
CyberArk Software Ltd. (a)	580	280
Nice Ltd. (a)	604	87
SolarEdge Technologies, Inc. (a)	1,133	42
Tower Semiconductor Ltd. (a)	568	41

		790

MATERIALS 0.1%
ICL Group Ltd.	33,303	208
Israel Corp. Ltd.	120	37

		245

REAL ESTATE 0.2%
Africa Israel Residences Ltd.	1,899	149
Azrieli Group Ltd.	465	46
Big Shopping Centers Ltd.	961	198
Melisron Ltd.	1,750	211
YH Dimri Construction & Development Ltd.	999	115

		719

Total Israel		6,035

ITALY 4.0%
COMMUNICATION SERVICES 0.4%
Infrastrutture Wireless Italiane SpA	9,549	112
MFE-MediaForEurope NV Class A	27,352	103
MFE-MediaForEurope NV Class B	5,863	30
Telecom Italia SpA (a)	2,082,351	1,091

		1,336

CONSUMER DISCRETIONARY 0.1%
Brembo NV	8,468	90
Ferrari NV	249	121
Moncler SpA	3,901	229
PRADA SpA	4,500	27

		467

CONSUMER STAPLES 0.0%
Davide Campari-Milano NV	6,461	41

ENERGY 0.4%
Eni SpA	86,987	1,522

FINANCIALS 1.9%
Azimut Holding SpA	7,316	283
Banca Generali SpA	2,274	127
Banca IFIS SpA	7,897	210
Banca Mediolanum SpA	7,624	153
Banca Monte dei Paschi di Siena SpA	23,467	209
Banca Popolare di Sondrio SpA	34,809	545
Banco BPM SpA	41,557	624
BPER Banca SpA	94,093	1,046
FinecoBank Banca Fineco SpA	8,131	176
Generali	20,535	807
Intesa Sanpaolo SpA	111,722	739
Poste Italiane SpA	2,341	56
UniCredit SpA	17,460	1,329
Unipol Assicurazioni SpA	35,203	757

		7,061

HEALTH CARE 0.1%
DiaSorin SpA	444	40

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Recordati Industria Chimica e Farmaceutica SpA	2,398	146

		186

INDUSTRIALS 0.7%
Enav SpA	16,382	83
Fincantieri SpA (a)	2,488	65
Iveco Group NV	23,436	508
Leonardo SpA	33,101	2,118
Webuild SpA	12,672	53

		2,827

MATERIALS 0.1%
Buzzi SpA	4,482	247

UTILITIES 0.3%
Enel SpA	67,413	639
Iren SpA	34,042	106
Italgas SpA	15,537	143
Snam SpA	42,715	256
Terna - Rete Elettrica Nazionale	15,408	156

		1,300

Total Italy		14,987

JAPAN 23.6%
COMMUNICATION SERVICES 2.7%
Capcom Co. Ltd.	18,800	510
CyberAgent, Inc.	28,100	337
DeNA Co. Ltd.	6,700	105
Fuji Media Holdings, Inc.	7,800	185
GungHo Online Entertainment, Inc.	4,400	81
Hakuhodo DY Holdings, Inc.	4,500	36
Internet Initiative Japan, Inc.	5,700	101
Kadokawa Corp.	4,000	98
Kakaku.com, Inc.	4,200	72
KDDI Corp.	75,300	1,201
Koei Tecmo Holdings Co. Ltd.	3,100	40
Konami Group Corp.	1,100	159
LY Corp.	20,200	65
Nexon Co. Ltd.	3,800	83
Nintendo Co. Ltd.	33,600	2,907
Nippon Television Holdings, Inc.	8,800	235
NTT, Inc.	1,569,900	1,641
SoftBank Corp.	647,900	953
SoftBank Group Corp.	9,300	1,173
Square Enix Holdings Co. Ltd.	10,200	220
Toho Co. Ltd.	2,100	135

		10,337

CONSUMER DISCRETIONARY 3.7%
& ST HD Co. Ltd.	4,500	91
Aisin Corp.	27,400	473
Arata Corp.	200	4
ASKUL Corp.	1,100	12
Bandai Namco Holdings, Inc.	11,800	392
Bridgestone Corp.	17,700	818
DCM Holdings Co. Ltd.	16,500	179
Doutor Nichires Holdings Co. Ltd.	1,900	34
EDION Corp.	10,800	158
Exedy Corp.	6,300	221
Fast Retailing Co. Ltd.	500	152
Food & Life Cos. Ltd.	5,400	282
Goldwin, Inc.	1,500	25
Haseko Corp.	3,800	65
Heiwa Corp.	700	10
Honda Motor Co. Ltd.	59,700	616
Iida Group Holdings Co. Ltd.	6,100	97
Isetan Mitsukoshi Holdings Ltd.	4,500	83
Isuzu Motors Ltd.	12,400	156
J Front Retailing Co. Ltd.	9,000	150
JTEKT Corp.	17,400	173
JVCKenwood Corp.	10,900	85
K's Holdings Corp.	15,900	172
Kohnan Shoji Co. Ltd.	5,500	157
Koito Manufacturing Co. Ltd.	5,700	86
Mazda Motor Corp.	36,900	269
McDonald's Holdings Co. Japan Ltd.	5,900	247
Mitsubishi Motors Corp.	32,800	89
Mizuno Corp.	1,200	22
Musashi Seimitsu Industry Co. Ltd.	1,500	35

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

NHK Spring Co. Ltd.	11,000	165
Nikon Corp.	11,700	136
Nishimatsuya Chain Co. Ltd.	6,400	92
Nissan Motor Co. Ltd.	111,500	271
Nitori Holdings Co. Ltd.	11,000	213
NOK Corp.	10,200	179
Oriental Land Co. Ltd.	1,800	43
PALTAC Corp.	100	3
Pan Pacific International Holdings Corp.	37,000	243
Panasonic Holdings Corp.	15,000	163
Resorttrust, Inc.	1,800	23
Rinnai Corp.	300	7
Ryohin Keikaku Co. Ltd.	12,000	239
Saizeriya Co. Ltd.	5,100	171
Sangetsu Corp.	900	19
Sankyo Co. Ltd.	12,600	219
Sega Sammy Holdings, Inc.	6,200	131
Sekisui House Ltd.	9,200	209
Shimamura Co. Ltd.	1,600	107
Shimano, Inc.	1,700	190
Skylark Holdings Co. Ltd.	12,700	263
Sony Group Corp.	56,700	1,630
Stanley Electric Co. Ltd.	4,100	83
Subaru Corp.	7,000	143
Sumitomo Electric Industries Ltd.	31,000	882
Sumitomo Forestry Co. Ltd.	11,800	141
Sumitomo Rubber Industries Ltd.	11,900	144
Suzuki Motor Corp.	10,300	150
Takashimaya Co. Ltd.	16,900	193
Tokai Rika Co. Ltd.	5,600	101
Token Corp.	1,700	171
Tomy Co. Ltd.	8,400	181
Toyo Tire Corp.	5,800	154
Toyoda Gosei Co. Ltd.	6,000	149
Toyota Boshoku Corp.	6,700	111
Toyota Motor Corp.	21,700	417
TS Tech Co. Ltd.	6,200	78
USS Co. Ltd.	12,200	140
Yamada Holdings Co. Ltd.	32,200	106
Yamaha Corp.	2,100	14
Yamaha Motor Co. Ltd.	14,500	108
Yokohama Rubber Co. Ltd.	1,400	52
Zensho Holdings Co. Ltd.	2,200	144
ZOZO, Inc.	13,900	128

		13,859

CONSUMER STAPLES 2.1%
Aeon Co. Ltd.	63,715	773
Ain Holdings, Inc.	100	5
Ajinomoto Co., Inc.	27,200	780
Calbee, Inc.	5,200	100
Coca-Cola Bottlers Japan Holdings, Inc.	5,700	102
Cosmos Pharmaceutical Corp.	600	35
Earth Corp.	100	4
Ezaki Glico Co. Ltd.	1,000	34
Fuji Oil Co. Ltd.	6,800	165
H2O Retailing Corp.	4,700	69
House Foods Group, Inc.	5,000	98
Itoham Yonekyu Holdings, Inc.	4,520	174
Japan Tobacco, Inc.	24,200	794
Kagome Co. Ltd.	4,900	95
Kao Corp.	14,900	649
Kewpie Corp.	6,100	167
Kikkoman Corp.	4,900	42
Kirin Holdings Co. Ltd.	29,500	432
Kobayashi Pharmaceutical Co. Ltd.	1,000	36
Kobe Bussan Co. Ltd.	5,500	152
Kusuri No. Aoki Holdings Co. Ltd.	900	24
Lion Corp.	7,200	75
Maruha Nichiro Corp.	5,300	123
MatsukiyoCocokara & Co.	6,200	126
MEIJI Holdings Co. Ltd.	8,400	174
Morinaga & Co. Ltd.	9,800	174
Morinaga Milk Industry Co. Ltd.	3,600	84
NH Foods Ltd.	6,200	246
Nichirei Corp.	6,000	70
Nippn Corp.	6,400	100
Nisshin Oillio Group Ltd.	4,900	172
Nisshin Seifun Group, Inc.	6,400	79
Nissin Foods Holdings Co. Ltd.	4,200	79
Pigeon Corp.	6,700	81
Rohto Pharmaceutical Co. Ltd.	5,600	94
Sakata Seed Corp.	200	5
Seven & i Holdings Co. Ltd.	57,400	770
Sugi Holdings Co. Ltd.	4,200	101

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Sundrug Co. Ltd.	4,200	123
Suntory Beverage & Food Ltd.	3,000	94
Toyo Suisan Kaisha Ltd.	1,500	107
Tsuruha Holdings, Inc.	8,800	141
Unicharm Corp.	13,200	86
United Super Markets Holdings, Inc.	11,200	73
Yakult Honsha Co. Ltd.	2,900	47
Yamazaki Baking Co. Ltd.	6,300	140

		8,094

ENERGY 0.6%
Cosmo Energy Holdings Co. Ltd.	9,800	237
ENEOS Holdings, Inc.	134,900	854
Idemitsu Kosan Co. Ltd.	51,260	351
Inpex Corp.	26,500	477
Iwatani Corp.	3,700	40
Japan Petroleum Exploration Co. Ltd.	3,900	34
Modec, Inc.	1,700	95

		2,088

FINANCIALS 2.3%
77 Bank Ltd.	1,000	42
Chiba Bank Ltd.	3,700	39
Chugin Financial Group, Inc.	2,600	38
Credit Saison Co. Ltd.	2,400	64
Dai-ichi Life Holdings, Inc.	77,500	610
Daiwa Securities Group, Inc.	21,000	171
Gunma Bank Ltd.	7,700	86
Hachijuni Bank Ltd.	3,800	40
Hokuhoku Financial Group, Inc.	10,900	285
Hyakujushi Bank Ltd.	6,500	226
Iyogin Holdings, Inc.	2,700	41
JAFCO Group Co. Ltd.	900	16
Japan Post Bank Co. Ltd.	48,600	595
Japan Post Holdings Co. Ltd.	63,900	634
Japan Post Insurance Co. Ltd.	8,100	229
Kyoto Financial Group, Inc.	1,800	38
Marui Group Co. Ltd.	1,800	38
Mebuki Financial Group, Inc.	17,000	108
Mitsubishi UFJ Financial Group, Inc.	71,400	1,152
Mizuho Financial Group, Inc.	58,500	1,966
MS&AD Insurance Group Holdings, Inc.	19,700	446
Nanto Bank Ltd.	6,400	220
Nishi-Nippon Financial Holdings, Inc.	13,200	223
North Pacific Bank Ltd.	10,000	50
Rakuten Bank Ltd. (a)	2,400	134
Resona Holdings, Inc.	19,000	194
SBI Holdings, Inc.	4,300	187
Seven Bank Ltd.	55,100	109
Shizuoka Financial Group, Inc.	5,800	79
Sompo Holdings, Inc.	7,600	235
Sony Financial Group, Inc.	56,700	63
T&D Holdings, Inc.	5,700	139
Tokio Marine Holdings, Inc.	3,800	161
Zenkoku Hosho Co. Ltd.	400	9

		8,667

HEALTH CARE 1.4%
Alfresa Holdings Corp.	10,100	145
Astellas Pharma, Inc.	44,600	486
Chugai Pharmaceutical Co. Ltd.	9,600	426
Eisai Co. Ltd.	3,400	115
H.U. Group Holdings, Inc.	5,100	118
Hoya Corp.	2,100	290
Kaken Pharmaceutical Co. Ltd.	4,800	119
Kyowa Kirin Co. Ltd.	1,400	22
M3, Inc.	13,500	218
Medipal Holdings Corp.	10,700	184
Nihon Kohden Corp.	1,600	18
Olympus Corp.	17,900	226
Ono Pharmaceutical Co. Ltd.	6,800	79
Santen Pharmaceutical Co. Ltd.	10,800	120
Sawai Group Holdings Co. Ltd.	4,500	61
Shionogi & Co. Ltd.	23,600	416
Sumitomo Pharma Co. Ltd.	8,300	96
Suzuken Co. Ltd.	3,800	149
Takeda Pharmaceutical Co. Ltd.	56,441	1,658
Terumo Corp.	7,900	130
Toho Holdings Co. Ltd.	4,000	148

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Tsumura & Co.	4,900	120

		5,344

INDUSTRIALS 5.4%
AGC, Inc.	5,100	166
ALSOK Co. Ltd.	15,900	120
Amada Co. Ltd.	4,300	53
ANA Holdings, Inc.	7,700	149
Central Japan Railway Co.	13,600	390
COMSYS Holdings Corp.	5,400	135
Dai Nippon Printing Co. Ltd.	12,600	214
Daifuku Co. Ltd.	2,000	64
Daikin Industries Ltd.	4,200	484
DMG Mori Co. Ltd.	6,800	137
East Japan Railway Co.	27,600	675
Ebara Corp.	4,400	100
EXEO Group, Inc.	11,000	159
FANUC Corp.	12,800	368
Fuji Electric Co. Ltd.	1,600	107
Fujikura Ltd.	11,500	1,125
Fujitec Co. Ltd.	3,200	122
Furukawa Electric Co. Ltd.	4,100	253
Glory Ltd.	1,200	30
Hanwa Co. Ltd.	4,900	208
Hazama Ando Corp.	10,500	119
Hikari Tsushin, Inc.	400	111
Hino Motors Ltd. (a)	22,700	59
Hitachi Construction Machinery Co. Ltd.	1,100	35
Hitachi Ltd.	65,800	1,743
Hoshizaki Corp.	2,300	86
IHI Corp.	18,900	352
INFRONEER Holdings, Inc.	3,700	38
Japan Airlines Co. Ltd.	3,600	72
Japan Steel Works Ltd.	1,700	103
JGC Holdings Corp.	3,700	38
Kajima Corp.	7,400	216
Kamigumi Co. Ltd.	4,000	121
Kanadevia Corp.	17,700	122
Kandenko Co. Ltd.	12,400	340
Kawasaki Heavy Industries Ltd.	5,400	356
Keihan Holdings Co. Ltd.	600	14
Kinden Corp.	6,400	219
Kintetsu Group Holdings Co. Ltd.	5,000	104
Komatsu Ltd.	6,100	212
Kyushu Railway Co.	4,300	114
Lixil Corp.	13,300	164
Marubeni Corp.	33,600	838
Maruzen Showa Unyu Co. Ltd.	3,100	146
Meidensha Corp.	900	36
MEITEC Group Holdings, Inc.	4,800	104
Mirait One Corp.	5,900	115
Mitsubishi Electric Corp.	16,400	421
Mitsubishi Heavy Industries Ltd.	71,800	1,879
Mitsui OSK Lines Ltd.	4,300	131
MonotaRO Co. Ltd.	6,200	90
Nabtesco Corp.	1,600	36
Nagase & Co. Ltd.	6,100	132
Nagoya Railroad Co. Ltd.	3,900	47
Nankai Electric Railway Co. Ltd.	5,300	100
Nikkon Holdings Co. Ltd.	1,600	37
Nippon Express Holdings, Inc.	6,900	157
Nippon Yusen KK	11,100	379
Nisshinbo Holdings, Inc.	16,300	125
NSK Ltd.	25,800	133
NTN Corp.	36,000	83
Obayashi Corp.	17,600	289
Park24 Co. Ltd.	5,100	65
Penta-Ocean Construction Co. Ltd.	18,300	144
Persol Holdings Co. Ltd.	52,400	95
Recruit Holdings Co. Ltd.	3,000	161
Sanwa Holdings Corp.	6,100	174
Sanyo Denki Co. Ltd.	3,000	71
Secom Co. Ltd.	6,900	253
Seibu Holdings, Inc.	5,900	214
Seino Holdings Co. Ltd.	6,800	100
Sekisui Chemical Co. Ltd.	14,200	264
Senko Group Holdings Co. Ltd.	12,000	165
SG Holdings Co. Ltd.	14,000	145
Shimizu Corp.	6,000	84
Shinmaywa Industries Ltd.	10,900	136
SHO-BOND Holdings Co. Ltd.	200	7
SMC Corp.	100	31
Sojitz Corp.	7,540	199
Sotetsu Holdings, Inc.	5,400	97
Sumitomo Corp.	4,600	133

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Sumitomo Heavy Industries Ltd.	1,900	46
Taikisha Ltd.	10,000	193
Taisei Corp.	6,500	447
Takasago Thermal Engineering Co. Ltd.	2,800	78
Takeuchi Manufacturing Co. Ltd.	5,300	185
THK Co. Ltd.	1,700	47
Tobu Railway Co. Ltd.	4,200	75
Tokyu Corp.	10,400	127
TOPPAN Holdings, Inc.	7,100	182
TOTO Ltd.	900	24
Toyota Industries Corp.	1,400	157
Toyota Tsusho Corp.	20,200	559
West Japan Railway Co.	14,300	314
Yamato Holdings Co. Ltd.	13,400	214
Yaskawa Electric Corp.	4,400	94
Yuasa Trading Co. Ltd.	4,900	168

		20,523

INFORMATION TECHNOLOGY 2.6%
Advantest Corp.	11,000	1,088
Alps Alpine Co. Ltd.	15,500	196
Azbil Corp.	7,500	71
BIPROGY, Inc.	4,800	196
Brother Industries Ltd.	5,400	90
Canon Marketing Japan, Inc.	3,600	146
Citizen Watch Co. Ltd.	22,800	154
Daiwabo Holdings Co. Ltd.	6,000	120
Dexerials Corp.	5,100	78
Disco Corp.	500	157
DTS Corp.	21,200	188
FUJIFILM Holdings Corp.	21,100	525
Fujitsu Ltd.	44,800	1,051
Horiba Ltd.	100	8
Hosiden Corp.	6,500	103
Ibiden Co. Ltd.	1,700	103
Keyence Corp.	100	37
Kokusai Electric Corp.	3,300	94
Konica Minolta, Inc.	42,100	150
Murata Manufacturing Co. Ltd.	23,200	440
NEC Corp.	49,500	1,584
Nippon Electric Glass Co. Ltd.	6,200	203
Nomura Research Institute Ltd.	8,500	326
NS Solutions Corp.	2,300	56
Obic Co. Ltd.	9,000	314
Omron Corp.	3,700	102
Oracle Corp. Japan	400	41
Otsuka Corp.	7,800	163
Renesas Electronics Corp.	5,600	64
Ricoh Co. Ltd.	23,400	206
Rohm Co. Ltd.	3,800	57
Sanken Electric Co. Ltd.	500	24
SCSK Corp.	5,500	165
Seiko Epson Corp.	9,000	115
Socionext, Inc.	3,600	68
TIS, Inc.	5,900	195
Tokyo Electron Ltd.	3,700	656
Tokyo Seimitsu Co. Ltd.	1,300	88
Toshiba TEC Corp.	200	4
Trend Micro, Inc.	2,600	142
Ulvac, Inc.	2,600	113

		9,681

MATERIALS 1.6%
Aichi Steel Corp.	2,600	47
ARE Holdings, Inc.	5,400	78
Daicel Corp.	11,700	107
Daido Steel Co. Ltd.	4,200	36
DIC Corp.	1,000	25
Dowa Holdings Co. Ltd.	200	7
FP Corp.	200	3
JFE Holdings, Inc.	20,000	245
Kaneka Corp.	4,800	137
Kansai Paint Co. Ltd.	3,500	57
Kobe Steel Ltd.	20,600	244
Kuraray Co. Ltd.	6,800	78
Kureha Corp.	1,600	41
Mitsubishi Chemical Group Corp.	78,300	450
Mitsubishi Materials Corp.	11,300	212
Mitsui Chemicals, Inc.	6,500	163
Mitsui Mining & Smelting Co. Ltd.	4,200	326
Nippon Light Metal Holdings Co. Ltd.	3,600	51
Nippon Paper Industries Co. Ltd.	28,000	231
Nippon Sanso Holdings Corp.	700	25
Nippon Shokubai Co. Ltd.	6,400	79

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Nippon Steel Corp.	124,500	513
Nissan Chemical Corp.	1,600	58
Nitto Denko Corp.	22,000	522
NOF Corp.	2,900	51
Oji Holdings Corp.	45,200	247
Osaka Soda Co. Ltd.	2,000	22
Rengo Co. Ltd.	10,800	68
Shin-Etsu Chemical Co. Ltd.	11,600	380
Sumitomo Chemical Co. Ltd.	113,700	358
Sumitomo Osaka Cement Co. Ltd.	5,300	139
Taiheiyo Cement Corp.	5,100	132
Taiyo Holdings Co. Ltd.	700	38
Teijin Ltd.	4,100	35
Tokuyama Corp.	6,000	149
Tokyo Ohka Kogyo Co. Ltd.	5,800	190
Tokyo Steel Manufacturing Co. Ltd.	11,100	109
Toray Industries, Inc.	15,500	99
Tosoh Corp.	6,000	89
Toyo Seikan Group Holdings Ltd.	7,900	180
UACJ Corp.	4,000	43
UBE Corp.	6,500	100
Yamato Kogyo Co. Ltd.	700	43

		6,207

REAL ESTATE 0.2%
Daito Trust Construction Co. Ltd.	16,000	351
Daiwa House Industry Co. Ltd.	4,900	176
Mitsubishi Estate Co. Ltd.	5,500	127
Sumitomo Realty & Development Co. Ltd.	1,800	79

		733

UTILITIES 1.0%
Chubu Electric Power Co., Inc.	29,000	403
Chugoku Electric Power Co., Inc.	23,000	131
Electric Power Development Co. Ltd.	10,100	189
Hokkaido Electric Power Co., Inc.	44,100	323
Hokuriku Electric Power Co.	22,200	127
Kansai Electric Power Co., Inc.	31,900	456
Kyushu Electric Power Co., Inc.	27,700	277
Nippon Gas Co. Ltd.	4,100	77
Osaka Gas Co. Ltd.	12,200	353
Shikoku Electric Power Co., Inc.	16,700	148
Toho Gas Co. Ltd.	5,200	160
Tohoku Electric Power Co., Inc.	27,700	201
Tokyo Electric Power Co. Holdings, Inc. (a)	92,100	431
Tokyo Gas Co. Ltd.	16,000	569

		3,845

Total Japan		89,378

LUXEMBOURG 0.6%
COMMUNICATION SERVICES 0.1%
RTL Group SA	2,267	93
SES SA	22,858	175

		268

ENERGY 0.0%
Tenaris SA	3,616	65

HEALTH CARE 0.1%
Eurofins Scientific SE	3,257	238

MATERIALS 0.3%
Aperam SA	5,235	171
ArcelorMittal SA	32,055	1,156

		1,327

REAL ESTATE 0.1%
Aroundtown SA	69,740	268

Total Luxembourg		2,166

MEXICO 0.0%
MATERIALS 0.0%
Fresnillo PLC	2,957	94

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Total Mexico		94

NETHERLANDS 3.6%
COMMUNICATION SERVICES 0.1%
Koninklijke KPN NV	103,948	499

CONSUMER DISCRETIONARY 0.3%
Just Eat Takeaway.com NV (a)	3,420	81
Prosus NV	8,786	622
Stellantis NV	55,178	512

		1,215

CONSUMER STAPLES 0.7%
Heineken Holding NV	2,740	188
Heineken NV	3,856	302
JDE Peet's NV	2,406	88
Koninklijke Ahold Delhaize NV	52,954	2,143

		2,721

ENERGY 0.1%
Koninklijke Vopak NV	3,617	166
SBM Offshore NV	6,113	156

		322

FINANCIALS 1.1%
ABN AMRO Bank NV	33,912	1,088
Aegon Ltd.	74,328	599
ASR Nederland NV	5,683	387
Euronext NV	3,657	548
ING Groep NV	35,446	929
NN Group NV	6,585	464

		4,015

HEALTH CARE 0.2%
Argenx SE ADR (a)	771	568
Qiagen NV	3,827	171

		739

INDUSTRIALS 0.3%
Arcadis NV	2,844	144
Ferrovial SE	8,029	461
IMCD NV	1,046	108
Randstad NV	4,540	194
TKH Group NV	1,177	51
Wolters Kluwer NV	2,858	390

		1,348

INFORMATION TECHNOLOGY 0.5%
ASM International NV	462	279
ASML Holding NV	1,046	1,020
BE Semiconductor Industries NV	1,181	177
NXP Semiconductors NV	1,609	366

		1,842

MATERIALS 0.3%
Akzo Nobel NV	13,442	959
OCI NV	12,232	57

		1,016

Total Netherlands		13,717

NEW ZEALAND 0.2%
COMMUNICATION SERVICES 0.0%
Spark New Zealand Ltd.	46,619	64

CONSUMER STAPLES 0.0%
a2 Milk Co. Ltd.	6,508	37

HEALTH CARE 0.1%
Fisher & Paykel Healthcare Corp. Ltd. Class C	7,102	153

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

INDUSTRIALS 0.0%
Auckland International Airport Ltd.	19,230	88
Fletcher Building Ltd.	30,190	59

		147

INFORMATION TECHNOLOGY 0.0%
Xero Ltd. (a)	1,318	137

UTILITIES 0.1%
Contact Energy Ltd.	18,188	96
Meridian Energy Ltd.	25,694	83

		179

Total New Zealand		717

NORWAY 1.2%
COMMUNICATION SERVICES 0.1%
Telenor ASA	29,364	488
Vend Marketplaces ASA	1,070	38

		526

CONSUMER STAPLES 0.2%
Mowi ASA	17,009	360
Orkla ASA	28,588	299
Salmar ASA	1,354	72

		731

ENERGY 0.2%
Aker BP ASA	2,005	51
Aker Solutions ASA	41,727	125
Equinor ASA	15,507	378
Frontline PLC	1,606	37
Var Energi ASA	21,821	73

		664

FINANCIALS 0.3%
DNB Bank ASA	27,100	739
Gjensidige Forsikring ASA	5,731	168
SpareBank 1 Nord Norge	3,080	44
Storebrand ASA	2,738	42

		993

INDUSTRIALS 0.2%
Kongsberg Gruppen ASA	15,199	486
MPC Container Ships ASA	36,313	60
TOMRA Systems ASA	9,206	138
Wallenius Wilhelmsen ASA	3,068	27
Wilh Wilhelmsen Holding ASA Class A (a)	813	41

		752

INFORMATION TECHNOLOGY 0.0%
Atea ASA	12,723	183

MATERIALS 0.2%
Norsk Hydro ASA	30,960	210
Yara International ASA	13,768	505

		715

Total Norway		4,564

PORTUGAL 0.3%
CONSUMER STAPLES 0.0%
Jeronimo Martins SGPS SA	6,429	156

ENERGY 0.0%
Galp Energia SGPS SA	7,812	148

FINANCIALS 0.1%
Banco Comercial Portugues SA Class R	182,519	162

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

UTILITIES 0.2%
EDP SA	128,684	611
REN - Redes Energeticas Nacionais SGPS SA	33,089	119

		730

Total Portugal		1,196

SINGAPORE 2.1%
COMMUNICATION SERVICES 0.3%
JOYY, Inc. ADR	1,545	91
Netlink NBN Trust	120,900	89
Singapore Telecommunications Ltd.	301,900	965

		1,145

CONSUMER DISCRETIONARY 0.3%
Sea Ltd. ADR (a)	5,831	1,042

CONSUMER STAPLES 0.1%
Golden Agri-Resources Ltd.	714,300	163
Wilmar International Ltd.	97,300	215

		378

ENERGY 0.0%
BW LPG Ltd.	4,447	64

FINANCIALS 1.0%
DBS Group Holdings Ltd.	47,170	1,871
Oversea-Chinese Banking Corp. Ltd.	59,400	757
Singapore Exchange Ltd.	26,800	344
United Overseas Bank Ltd.	26,300	706

		3,678

INDUSTRIALS 0.4%
ComfortDelGro Corp. Ltd.	86,300	97
Grab Holdings Ltd. Class A (a)	21,078	127
Jardine Cycle & Carriage Ltd.	4,700	105
Keppel Ltd.	46,300	320
Singapore Airlines Ltd.	72,200	365
Singapore Technologies Engineering Ltd.	57,300	383

		1,397

INFORMATION TECHNOLOGY 0.0%
Venture Corp. Ltd.	11,100	120

UTILITIES 0.0%
Sembcorp Industries Ltd.	23,300	109

Total Singapore		7,933

SOUTH AFRICA 0.0%
FINANCIALS 0.0%
Investec PLC	6,604	49

Total South Africa		49

SPAIN 4.3%
COMMUNICATION SERVICES 0.4%
Cellnex Telecom SA	8,434	292
Telefonica SA	250,709	1,291

		1,583

CONSUMER DISCRETIONARY 0.1%
Amadeus IT Group SA	1,295	103
Gestamp Automocion SA	25,192	98
Industria de Diseno Textil SA	5,950	329

		530

CONSUMER STAPLES 0.1%
Viscofan SA	2,284	156

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

ENERGY 0.3%
Repsol SA	69,512	1,236

FINANCIALS 2.0%
Banco Bilbao Vizcaya Argentaria SA	53,916	1,039
Banco de Sabadell SA	427,975	1,670
Banco Santander SA	322,522	3,385
Bankinter SA	11,354	179
CaixaBank SA	25,371	268
Mapfre SA	82,115	390
Unicaja Banco SA	172,906	476

		7,407

HEALTH CARE 0.1%
Almirall SA	8,194	111
Grifols SA	22,548	328

		439

INDUSTRIALS 0.3%
ACS Actividades de Construccion y Servicios SA	7,290	584
Aena SME SA	7,440	203
Logista Integral SA	5,401	184
Sacyr SA	37,849	159

		1,130

MATERIALS 0.0%
Acerinox SA	10,561	139

UTILITIES 1.0%
EDP Renovaveis SA	5,281	70
Enagas SA	9,896	154
Endesa SA	22,562	721
Iberdrola SA	105,825	2,003
Naturgy Energy Group SA	6,908	215
Redeia Corp. SA	25,482	492

		3,655

Total Spain		16,275

SWEDEN 2.3%
COMMUNICATION SERVICES 0.5%
Spotify Technology SA (a)	901	629
Tele2 AB Class B	30,879	527
Telia Co. AB	218,929	835

		1,991

CONSUMER DISCRETIONARY 0.1%
Autoliv, Inc.	917	113
Betsson AB Class B	3,752	62
Bilia AB Class A	6,146	75
Electrolux AB Class B (a)	9,810	54
Scandic Hotels Group AB	27,457	260
Thule Group AB	1,427	35

		599

CONSUMER STAPLES 0.2%
AAK AB	6,447	168
Axfood AB	3,698	115
Essity AB Class B	15,471	404

		687

FINANCIALS 0.3%
Avanza Bank Holding AB	1,027	38
Skandinaviska Enskilda Banken AB Class A	3,808	75
Svenska Handelsbanken AB Class A	32,154	420
Swedbank AB Class A	16,377	494

		1,027

HEALTH CARE 0.1%
Elekta AB Class B	4,036	21
Getinge AB Class B	5,253	113

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Swedish Orphan Biovitrum AB (a)	2,417	74

		208

INDUSTRIALS 0.7%
AddTech AB Class B	4,817	157
Atlas Copco AB Class A	19,502	331
Epiroc AB Class A	11,032	233
Lifco AB Class B	2,700	91
Nibe Industrier AB Class B	11,803	47
Saab AB Class B	4,178	257
Sandvik AB	15,986	446
Securitas AB Class B	7,384	111
Skanska AB Class B	3,390	88
SKF AB Class B	6,463	161
Volvo AB Class B	22,713	653

		2,575

INFORMATION TECHNOLOGY 0.3%
Hexagon AB Class B	5,728	68
Mycronic AB	3,639	83
Telefonaktiebolaget LM Ericsson Class B	136,324	1,130

		1,281

MATERIALS 0.1%
Boliden AB	1,642	67
Hexpol AB	5,509	50
SSAB AB Class A	40,302	242

		359

REAL ESTATE 0.0%
Samhallsbyggnadsbolaget i Norden AB (a)	59,037	32

Total Sweden		8,759

SWITZERLAND 6.8%
COMMUNICATION SERVICES 0.1%
Swisscom AG	755	549

CONSUMER DISCRETIONARY 0.2%
Cie Financiere Richemont SA Class A	1,757	337
Garmin Ltd.	2,380	586

		923

CONSUMER STAPLES 0.8%
Barry Callebaut AG	97	134
Chocoladefabriken Lindt & Spruengli AG	20	306
Coca-Cola HBC AG	4,898	231
Emmi AG	63	54
Nestle SA	23,570	2,165

		2,890

FINANCIALS 2.1%
Baloise Holding AG	2,266	561
Banque Cantonale Vaudoise	704	83
Cembra Money Bank AG	1,468	169
Helvetia Holding AG	1,362	335
Julius Baer Group Ltd.	2,770	193
Partners Group Holding AG	196	256
St. Galler Kantonalbank AG Class A	168	107
Swiss Life Holding AG	662	715
Swiss Re AG	8,897	1,652
UBS Group AG	13,562	558
Valiant Holding AG	1,233	200
Vaudoise Assurances Holding SA	141	110
Zurich Insurance Group AG	3,978	2,843

		7,782

HEALTH CARE 1.6%
CRISPR Therapeutics AG (a)	1,234	80
Galderma Group AG	585	103
Galenica AG	1,592	173
Novartis AG	20,866	2,683
Roche Holding AG	7,603	2,532
Sandoz Group AG	2,988	178
Sonova Holding AG	855	235

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Straumann Holding AG	438	47

		6,031

INDUSTRIALS 1.2%
ABB Ltd.	10,091	730
Adecco Group AG	12,615	356
Belimo Holding AG	217	228
Bucher Industries AG	223	106
Daetwyler Holding AG	603	106
DKSH Holding AG	1,469	100
dormakaba Holding AG	229	211
Flughafen Zurich AG	510	156
Forbo Holding AG	55	50
Geberit AG	295	223
Georg Fischer AG	1,299	102
Kuehne & Nagel International AG	1,254	235
Schindler Holding AG	1,895	721
SGS SA	2,264	235
Siemens Energy AG (a)	4,640	546
Stadler Rail AG	1,436	35
Sulzer AG	828	141
VAT Group AG	358	143

		4,424

INFORMATION TECHNOLOGY 0.1%
ALSO Holding AG	118	36
Landis & Gyr Group AG	1,640	133
Logitech International SA	428	47
Temenos AG	818	67

		283

MATERIALS 0.4%
EMS-Chemie Holding AG	113	80
Givaudan SA	110	449
Glencore PLC	101,227	466
Holcim AG	4,232	361
SIG Group AG	5,335	55
Sika AG	92	21

		1,432

REAL ESTATE 0.3%
Allreal Holding AG	858	201
International Workplace Group PLC	16,282	49
PSP Swiss Property AG	1,918	330
Swiss Prime Site AG	3,603	505

		1,085

UTILITIES 0.0%
BKW AG	797	171

Total Switzerland		25,570

TAIWAN 0.0%
INFORMATION TECHNOLOGY 0.0%
FIT Hon Teng Ltd. (a)	61,000	50

Total Taiwan		50

UNITED KINGDOM 14.3%
COMMUNICATION SERVICES 0.6%
Airtel Africa PLC	12,271	40
Auto Trader Group PLC	13,926	148
BT Group PLC	337,614	869
Vodafone Group PLC	1,070,734	1,245
WPP PLC	20,667	103

		2,405

CONSUMER DISCRETIONARY 0.9%
B&M European Value Retail SA	70,256	248
Barratt Redrow PLC	23,601	124
Berkeley Group Holdings PLC	2,420	125
Burberry Group PLC	10,958	173
Compass Group PLC	9,544	325
Deliveroo PLC (a)	15,047	36
Entain PLC	11,070	131
Frasers Group PLC (a)	11,148	112

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Games Workshop Group PLC	1,278	251
Greggs PLC	4,311	93
Inchcape PLC	10,284	96
InterContinental Hotels Group PLC	2,216	268
Kingfisher PLC	69,689	290
Mitchells & Butlers PLC (a)	30,993	103
Next PLC	1,310	218
Pearson PLC	20,663	294
Persimmon PLC	19,201	300
Pets at Home Group PLC	16,538	46
Taylor Wimpey PLC	146,702	204
Whitbread PLC	872	38

		3,475

CONSUMER STAPLES 3.8%
Associated British Foods PLC	2,141	59
British American Tobacco PLC	75,731	4,028
Coca-Cola Europacific Partners PLC	2,396	216
Cranswick PLC	1,925	130
Diageo PLC	17,709	424
Imperial Brands PLC	34,760	1,477
J Sainsbury PLC	175,193	788
Marks & Spencer Group PLC	109,129	535
Premier Foods PLC	65,423	169
Reckitt Benckiser Group PLC	20,254	1,559
Tate & Lyle PLC	19,286	117
Tesco PLC	350,186	2,099
Unilever PLC	45,372	2,682

		14,283

ENERGY 0.5%
BP PLC	281,391	1,616
Shell PLC	2,699	96
Subsea 7 SA	13,721	285

		1,997

FINANCIALS 3.2%
3i Group PLC	24,562	1,354
Aberdeen Group PLC	69,602	185
Admiral Group PLC	12,116	547
Aviva PLC	62,017	574
Barclays PLC	268,875	1,383
Close Brothers Group PLC	8,383	56
HSBC Holdings PLC	190,101	2,683
IG Group Holdings PLC	21,452	311
Legal & General Group PLC	103,265	332
Lion Finance Group PLC	471	49
Lloyds Banking Group PLC	777,716	880
London Stock Exchange Group PLC	4,309	494
M&G PLC	160,921	549
Man Group PLC	57,737	139
NatWest Group PLC	203,923	1,440
OSB Group PLC	5,103	39
Phoenix Group Holdings PLC	6,852	59
Schroders PLC	23,438	119
St. James's Place PLC	10,091	173
Standard Chartered PLC	31,868	618

		11,984

HEALTH CARE 1.1%
AstraZeneca PLC	4,301	659
Convatec Group PLC	46,765	146
Genus PLC	1,180	38
GSK PLC	102,838	2,208
Haleon PLC	162,884	733
Hikma Pharmaceuticals PLC	7,216	166
Smith & Nephew PLC	17,690	321

		4,271

INDUSTRIALS 2.3%
Ashtead Group PLC	3,612	242
Babcock International Group PLC	32,643	587
BAE Systems PLC	104,424	2,907
Balfour Beatty PLC	27,065	236
Bunzl PLC	5,525	175
Diploma PLC	3,072	220
Firstgroup PLC	57,456	174
Howden Joinery Group PLC	25,376	289
IMI PLC	8,938	276
International Consolidated Airlines Group SA	74,145	386

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Intertek Group PLC	5,306	338
Melrose Industries PLC	21,670	179
Morgan Sindall Group PLC	3,484	208
Pagegroup PLC	12,792	39
QinetiQ Group PLC	13,704	102
RELX PLC	12,513	598
Rentokil Initial PLC	35,046	178
Rolls-Royce Holdings PLC	45,113	725
Rotork PLC	17,660	81
RS Group PLC	10,869	83
Smiths Group PLC	5,306	168
Travis Perkins PLC	11,580	95
Weir Group PLC	5,832	215

		8,501

INFORMATION TECHNOLOGY 0.2%
Computacenter PLC	2,842	103
Halma PLC	6,737	313
Sage Group PLC	19,390	288

		704

MATERIALS 1.0%
Anglo American PLC	25,335	955
Anglogold Ashanti PLC	9,467	666
Croda International PLC	4,505	164
Johnson Matthey PLC	10,440	283
Mondi PLC	14,796	205
Rio Tinto PLC	21,340	1,406

		3,679

UTILITIES 0.7%
Centrica PLC	184,655	415
Drax Group PLC	23,016	217
National Grid PLC	83,662	1,202
Pennon Group PLC	12,938	82
Severn Trent PLC	9,094	317
SSE PLC	5,848	137
United Utilities Group PLC	22,803	352

		2,722

Total United Kingdom		54,021

UNITED STATES 0.4%
CONSUMER DISCRETIONARY 0.1%
Carnival PLC (a)	10,101	269

ENERGY 0.0%
Diversified Energy Co. PLC	4,875	68

FINANCIALS 0.1%
Brookfield Asset Management Ltd. Class A	6,857	390

INDUSTRIALS 0.1%
RB Global, Inc.	6,447	698

MATERIALS 0.1%
SSR Mining, Inc. (a)	10,178	249

Total United States		1,674

Total Common Stocks (Cost $289,478)		368,566

PREFERRED STOCKS 0.6%
GERMANY 0.6%
INDUSTRIALS 0.6%
Draegerwerk AG & Co. KGaA	917	68
FUCHS SE	5,242	235
Henkel AG & Co. KGaA	3,600	291
KSB SE & Co. KGaA	108	108
Sartorius AG	274	64

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Volkswagen AG	13,349	1,447

		2,213

Total Preferred Stocks (Cost $2,119)		2,213

REAL ESTATE INVESTMENT TRUSTS 1.1%
AUSTRALIA 0.1%
REAL ESTATE 0.1%
Charter Hall Group	17,694	266
Stockland	44,532	180

		446

Total Australia		446

BELGIUM 0.1%
REAL ESTATE 0.1%
Cofinimmo SA	1,308	114
Retail Estates NV	2,374	177
Warehouses De Pauw CVA	2,828	71

		362

Total Belgium		362

CANADA 0.0%
REAL ESTATE 0.0%
Allied Properties Real Estate Investment Trust	5,345	80

Total Canada		80

FRANCE 0.1%
REAL ESTATE 0.1%
Klepierre SA	6,490	253

Total France		253

HONG KONG 0.1%
REAL ESTATE 0.1%
Fortune Real Estate Investment Trust	93,000	60
Link REIT	78,600	404

		464

Total Hong Kong		464

JAPAN 0.6%
REAL ESTATE 0.6%
Activia Properties, Inc.	21	19
Advance Residence Investment Corp.	102	115
AEON REIT Investment Corp.	65	57
Daiwa House REIT Investment Corp.	100	85
Daiwa Office Investment Corp.	4	10
GLP J-Reit	63	58
Hulic Reit, Inc.	57	65
Industrial & Infrastructure Fund Investment Corp.	57	52
Invincible Investment Corp.	284	130
Japan Hotel REIT Investment Corp.	383	231
Japan Metropolitan Fund Invest	169	130
Japan Prime Realty Investment Corp.	35	24
Japan Real Estate Investment Corp.	319	269
KDX Realty Investment Corp.	66	75
LaSalle Logiport REIT	167	162
Mori Hills REIT Investment Corp.	58	56
Nippon Building Fund, Inc.	54	51
Nippon Prologis REIT, Inc.	135	79
Nomura Real Estate Master Fund, Inc.	65	71
Orix JREIT, Inc.	124	84
Sekisui House Reit, Inc.	161	87

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

United Urban Investment Corp.	103	125

		2,035

Total Japan		2,035

LUXEMBOURG 0.0%
REAL ESTATE 0.0%
Shurgard Self Storage Ltd.	2,775	105

Total Luxembourg		105

SINGAPORE 0.1%
FINANCIALS 0.0%
Keppel DC REIT	4,946	1

REAL ESTATE 0.1%
CapitaLand Ascendas REIT	68,900	149
CapitaLand Integrated Commercial Trust	59,780	106
Keppel DC REIT	61,825	114
Keppel REIT	6,020	5
Mapletree Industrial Trust	51,335	85

		459

Total Singapore		460

SPAIN 0.0%
REAL ESTATE 0.0%
Inmobiliaria Colonial Socimi SA	5,864	38

Total Spain		38

UNITED KINGDOM 0.0%
REAL ESTATE 0.0%
Big Yellow Group PLC	5,017	66
Primary Health Properties PLC	30,996	38

		104

Total United Kingdom		104

Total Real Estate Investment Trusts (Cost $4,328)		4,347

WARRANTS 0.0%
CANADA 0.0%
INFORMATION TECHNOLOGY 0.0%
Constellation Software, Inc. - Exp. 03/31/2040 «	58	0

Total Warrants (Cost $0)		0

Total Investments in Securities (Cost $295,925)		375,126

Total Investments 99.0% (Cost $295,925)		$375,126
Other Assets and Liabilities, net 1.0%		3,860

Net Assets 100.0%		$378,986

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«				Security valued using significant unobservable inputs (Level 3).
(a)				Security did not produce income within the last twelve months.
(b)				RESTRICTED SECURITIES:
Issuer Description		Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Agnico Eagle Mines Ltd.		03/21/2025 - 07/22/2025	$577	$892	0.24%
AtkinsRealis Group, Inc.		09/19/2025	153	144	0.04
Capital Power Corp.		09/19/2025	52	52	0.01
Constellation Software, Inc.		03/01/2019 - 09/17/2025	208	271	0.07
Definity Financial Corp.		06/20/2025 - 09/17/2025	35	33	0.01
Great-West Lifeco, Inc.		06/20/2025 - 09/17/2025	74	82	0.02
Parkland Corp.		06/20/2025 - 09/17/2025	66	65	0.02
Stella-Jones, Inc.		06/16/2023 - 09/17/2025	46	49	0.01

			$1,211	$1,588	0.42%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Common Stocks
Australia
Communication Services	$0	$764	$0	$764
Consumer Discretionary	0	2,096	0	2,096
Consumer Staples	0	1,345	0	1,345
Energy	0	749	0	749
Financials	0	2,053	0	2,053
Health Care	0	1,299	0	1,299
Industrials	0	2,118	0	2,118
Materials	0	4,821	0	4,821
Real Estate	0	67	0	67
Utilities	0	676	0	676
Austria
Energy	0	238	0	238
Financials	0	511	0	511
Information Technology	0	39	0	39
Materials	0	211	0	211
Real Estate	0	103	0	103
Utilities	0	70	0	70
Belgium
Communication Services	0	83	0	83
Consumer Discretionary	0	77	0	77
Consumer Staples	0	132	0	132
Financials	0	343	0	343
Health Care	0	669	0	669
Industrials	0	167	0	167
Materials	0	135	0	135
Utilities	0	135	0	135
Canada
Communication Services	1,100	0	0	1,100
Consumer Discretionary	2,500	0	0	2,500
Consumer Staples	3,055	0	0	3,055
Energy	3,770	0	0	3,770
Financials	6,628	0	0	6,628
Health Care	26	0	0	26
Industrials	2,677	0	0	2,677
Information Technology	2,276	0	0	2,276
Materials	6,202	73	0	6,275
Real Estate	327	0	0	327
Utilities	1,633	0	0	1,633
Chile
Materials	0	357	0	357
Denmark
Consumer Discretionary	0	160	0	160
Consumer Staples	0	497	0	497
Financials	0	711	0	711
Health Care	124	1,017	0	1,141
Industrials	0	1,858	0	1,858
Materials	0	257	0	257
Utilities	0	75	0	75
Finland

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Communication Services	0	225	0	225
Consumer Discretionary	0	74	0	74
Consumer Staples	0	217	0	217
Energy	0	141	0	141
Financials	0	1,256	0	1,256
Health Care	0	402	0	402
Industrials	0	997	0	997
Information Technology	0	150	0	150
Materials	0	248	0	248
Real Estate	74	0	0	74
Utilities	0	573	0	573
France
Communication Services	0	3,730	0	3,730
Consumer Discretionary	0	2,319	0	2,319
Consumer Staples	0	2,122	0	2,122
Energy	0	717	0	717
Financials	0	4,403	0	4,403
Health Care	0	2,683	0	2,683
Industrials	0	7,448	0	7,448
Information Technology	0	129	0	129
Materials	0	576	0	576
Utilities	0	1,569	0	1,569
Germany
Communication Services	0	1,606	0	1,606
Consumer Discretionary	113	3,716	0	3,829
Consumer Staples	0	309	0	309
Financials	0	5,527	0	5,527
Health Care	106	1,608	0	1,714
Industrials	0	5,110	0	5,110
Information Technology	0	2,236	0	2,236
Materials	0	2,119	0	2,119
Real Estate	0	592	0	592
Utilities	0	578	0	578
Hong Kong
Communication Services	0	369	0	369
Consumer Discretionary	55	826	0	881
Consumer Staples	0	393	0	393
Financials	343	2,584	0	2,927
Health Care	43	317	0	360
Industrials	288	1,044	0	1,332
Information Technology	0	323	0	323
Materials	0	35	0	35
Real Estate	420	905	0	1,325
Utilities	55	798	0	853
Ireland
Consumer Staples	0	479	0	479
Financials	0	58	0	58
Health Care	1,616	0	0	1,616
Industrials	1,453	806	0	2,259
Materials	0	274	0	274
Israel
Communication Services	0	123	0	123
Consumer Discretionary	81	69	0	150
Consumer Staples	179	217	0	396
Energy	116	91	0	207
Financials	0	2,479	0	2,479
Health Care	7	0	0	7
Industrials	300	619	0	919
Information Technology	662	128	0	790
Materials	0	245	0	245
Real Estate	0	719	0	719
Italy
Communication Services	40	1,296	0	1,336
Consumer Discretionary	0	467	0	467
Consumer Staples	0	41	0	41
Energy	0	1,522	0	1,522
Financials	0	7,061	0	7,061
Health Care	0	186	0	186
Industrials	0	2,827	0	2,827
Materials	0	247	0	247
Utilities	0	1,300	0	1,300
Japan
Communication Services	185	10,152	0	10,337
Consumer Discretionary	0	13,859	0	13,859
Consumer Staples	650	7,444	0	8,094
Energy	0	2,088	0	2,088
Financials	63	8,604	0	8,667
Health Care	0	5,344	0	5,344
Industrials	0	20,523	0	20,523
Information Technology	0	9,681	0	9,681
Materials	0	6,207	0	6,207
Real Estate	0	733	0	733
Utilities	0	3,845	0	3,845
Luxembourg
Communication Services	0	268	0	268
Energy	0	65	0	65

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Health Care	0	238	0	238
Materials	0	1,327	0	1,327
Real Estate	0	268	0	268
Mexico
Materials	0	94	0	94
Netherlands
Communication Services	0	499	0	499
Consumer Discretionary	0	1,215	0	1,215
Consumer Staples	88	2,633	0	2,721
Energy	0	322	0	322
Financials	0	4,015	0	4,015
Health Care	594	145	0	739
Industrials	0	1,348	0	1,348
Information Technology	366	1,476	0	1,842
Materials	0	1,016	0	1,016
New Zealand
Communication Services	64	0	0	64
Consumer Staples	37	0	0	37
Health Care	153	0	0	153
Industrials	0	147	0	147
Information Technology	0	137	0	137
Utilities	83	96	0	179
Norway
Communication Services	0	526	0	526
Consumer Staples	0	731	0	731
Energy	37	627	0	664
Financials	0	993	0	993
Industrials	41	711	0	752
Information Technology	183	0	0	183
Materials	0	715	0	715
Portugal
Consumer Staples	0	156	0	156
Energy	0	148	0	148
Financials	0	162	0	162
Utilities	0	730	0	730
Singapore
Communication Services	180	965	0	1,145
Consumer Discretionary	1,042	0	0	1,042
Consumer Staples	0	378	0	378
Energy	0	64	0	64
Financials	0	3,678	0	3,678
Industrials	127	1,270	0	1,397
Information Technology	0	120	0	120
Utilities	0	109	0	109
South Africa
Financials	49	0	0	49
Spain
Communication Services	0	1,583	0	1,583
Consumer Discretionary	0	530	0	530
Consumer Staples	0	156	0	156
Energy	0	1,236	0	1,236
Financials	0	7,407	0	7,407
Health Care	0	439	0	439
Industrials	0	1,130	0	1,130
Materials	0	139	0	139
Utilities	875	2,780	0	3,655
Sweden
Communication Services	629	1,362	0	1,991
Consumer Discretionary	188	411	0	599
Consumer Staples	0	687	0	687
Financials	0	1,027	0	1,027
Health Care	0	208	0	208
Industrials	0	2,575	0	2,575
Information Technology	0	1,281	0	1,281
Materials	0	359	0	359
Real Estate	0	32	0	32
Switzerland
Communication Services	0	549	0	549
Consumer Discretionary	586	337	0	923
Consumer Staples	0	2,890	0	2,890
Financials	0	7,782	0	7,782
Health Care	80	5,951	0	6,031
Industrials	0	4,424	0	4,424
Information Technology	0	283	0	283
Materials	0	1,432	0	1,432
Real Estate	0	1,085	0	1,085
Utilities	0	171	0	171
Taiwan
Information Technology	0	50	0	50
United Kingdom
Communication Services	0	2,405	0	2,405
Consumer Discretionary	103	3,372	0	3,475
Consumer Staples	385	13,898	0	14,283
Energy	0	1,997	0	1,997
Financials	0	11,984	0	11,984
Health Care	0	4,271	0	4,271

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Industrials	382	8,119	0	8,501
Information Technology	0	704	0	704
Materials	666	3,013	0	3,679
Utilities	0	2,722	0	2,722
United States
Consumer Discretionary	0	269	0	269
Energy	68	0	0	68
Financials	390	0	0	390
Industrials	698	0	0	698
Materials	249	0	0	249
Preferred Stocks
Germany
Industrials	0	2,213	0	2,213
Real Estate Investment Trusts
Australia
Real Estate	0	446	0	446
Belgium
Real Estate	0	362	0	362
Canada
Real Estate	80	0	0	80
France
Real Estate	0	253	0	253
Hong Kong
Real Estate	0	464	0	464
Japan
Real Estate	290	1,745	0	2,035
Luxembourg
Real Estate	0	105	0	105
Singapore
Financials	0	1	0	1
Real Estate	0	459	0	459
Spain
Real Estate	0	38	0	38
United Kingdom
Real Estate	0	104	0	104

Total Investments	$45,880	$329,246	$0	$375,126

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0% ¤
COMMON STOCKS 98.2%
IRELAND 0.3%
HEALTH CARE 0.0%
Jazz Pharmaceuticals PLC (a)	661	$87

INFORMATION TECHNOLOGY 0.3%
Accenture PLC Class A	1,762	434
TE Connectivity PLC	613	135

		569

Total Ireland		656

SWITZERLAND 0.0%
MATERIALS 0.0%
Amcor PLC	8,820	72

Total Switzerland		72

UNITED KINGDOM 0.7%
COMMUNICATION SERVICES 0.0%
Liberty Global Ltd. Class C (a)	7,538	89

CONSUMER STAPLES 0.0%
Nomad Foods Ltd.	51	1

ENERGY 0.1%
TechnipFMC PLC	4,854	191

FINANCIALS 0.5%
Aon PLC Class A	1,853	661
Janus Henderson Group PLC	2,407	107
Willis Towers Watson PLC	686	237

		1,005

INDUSTRIALS 0.1%
nVent Electric PLC	457	45
Pentair PLC	996	110

		155

Total United Kingdom		1,441

UNITED STATES 97.2%
COMMUNICATION SERVICES 7.4%
Altice USA, Inc. Class A (a)	8,416	20
Array Digital Infrastructure, Inc.	369	19
AT&T, Inc.	77,490	2,188
Charter Communications, Inc. Class A (a)	3,595	989
Comcast Corp. Class A	16,817	528
EchoStar Corp. Class A (a)	1,204	92
Electronic Arts, Inc.	2,149	433
Fox Corp. Class A	6,272	396
GCI Liberty, Inc. «(a)	221	0
Iridium Communications, Inc.	720	13
John Wiley & Sons, Inc. Class A	789	32
Liberty Broadband Corp. Class C	1,527	97
Liberty Latin America Ltd. Class C (a)	2,575	22
Liberty Media Corp.-Liberty Formula One Class C (a)	903	94
Lumen Technologies, Inc. (a)	22,948	140
Match Group, Inc.	960	34
Meta Platforms, Inc. Class A	4,646	3,412
Netflix, Inc. (a)	1,354	1,623

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2025 (Unaudited)

New York Times Co. Class A	571	33
News Corp. Class A	1,589	49
Nexstar Media Group, Inc.	655	130
Omnicom Group, Inc.	1,173	96
ROBLOX Corp. Class A (a)	2,273	315
Roku, Inc. (a)	580	58
Sirius XM Holdings, Inc.	1,920	45
T-Mobile U.S., Inc.	3,723	891
Take-Two Interactive Software, Inc. (a)	1,596	412
TEGNA, Inc.	1,680	34
Telephone & Data Systems, Inc.	1,865	73
TKO Group Holdings, Inc.	337	68
Verizon Communications, Inc.	43,550	1,914
Walt Disney Co.	4,361	499
Warner Bros Discovery, Inc. (a)	30,911	604
Yelp, Inc. (a)	650	20

		15,373

CONSUMER DISCRETIONARY 12.1%
Abercrombie & Fitch Co. Class A (a)	1,423	122
Academy Sports & Outdoors, Inc.	1,084	54
Acushnet Holdings Corp.	534	42
Adient PLC (a)	2,088	50
Adtalem Global Education, Inc. (a)	775	120
Advance Auto Parts, Inc.	729	45
American Eagle Outfitters, Inc.	6,241	107
Asbury Automotive Group, Inc. (a)	388	95
AutoNation, Inc. (a)	942	206
AutoZone, Inc. (a)	161	691
Bath & Body Works, Inc.	1,003	26
Best Buy Co., Inc.	5,622	425
Booking Holdings, Inc.	256	1,382
BorgWarner, Inc.	2,887	127
Boyd Gaming Corp.	533	46
Bright Horizons Family Solutions, Inc. (a)	238	26
Brightstar Lottery PLC	1,105	19
Brunswick Corp.	1,725	109
Buckle, Inc.	697	41
Carnival Corp. (a)	6,905	200
Carter's, Inc.	2,321	65
Choice Hotels International, Inc.	188	20
Coupang, Inc. (a)	3,632	117
Cracker Barrel Old Country Store, Inc.	720	32
Dana, Inc.	4,149	83
Darden Restaurants, Inc.	748	142
Deckers Outdoor Corp. (a)	1,036	105
Dick's Sporting Goods, Inc.	647	144
Dillard's, Inc. Class A	154	95
Domino's Pizza, Inc.	437	189
DoorDash, Inc. Class A (a)	1,306	355
Dorman Products, Inc. (a)	398	62
eBay, Inc.	12,250	1,114
Expedia Group, Inc.	624	133
Five Below, Inc. (a)	185	29
Flutter Entertainment PLC (a)	387	98
Ford Motor Co.	72,454	867
G-III Apparel Group Ltd. (a)	769	20
Gap, Inc.	2,953	63
General Motors Co.	21,227	1,294
Gentex Corp.	4,109	116
Genuine Parts Co.	150	21
Goodyear Tire & Rubber Co. (a)	6,456	48
Graham Holdings Co. Class B	65	77
Grand Canyon Education, Inc. (a)	423	93
Group 1 Automotive, Inc.	331	145
H&R Block, Inc.	1,042	53
Hanesbrands, Inc. (a)	9,768	64
Harley-Davidson, Inc.	1,657	46
Hasbro, Inc.	1,644	125
Hilton Worldwide Holdings, Inc.	496	129
Home Depot, Inc.	5,146	2,085
KB Home	348	22
Kohl's Corp.	5,886	90
Kontoor Brands, Inc.	758	60
La-Z-Boy, Inc.	959	33
Las Vegas Sands Corp.	711	38
Laureate Education, Inc. (a)	1,084	34
Lear Corp.	489	49
Leggett & Platt, Inc.	3,991	35
Light & Wonder, Inc. (a)	244	20
Lithia Motors, Inc.	126	40
Lowe's Cos., Inc.	4,130	1,038
M/I Homes, Inc. (a)	411	59
Macy's, Inc.	6,166	111
Marriott International, Inc. Class A	785	204

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2025 (Unaudited)

McDonald's Corp.	5,485	1,667
Meritage Homes Corp.	1,034	75
Mohawk Industries, Inc. (a)	218	28
Murphy USA, Inc.	473	184
Newell Brands, Inc.	1,478	8
NIKE, Inc. Class B	2,996	209
NVR, Inc. (a)	17	137
O'Reilly Automotive, Inc. (a)	6,743	727
Ollie's Bargain Outlet Holdings, Inc. (a)	589	76
Penske Automotive Group, Inc.	361	63
Phinia, Inc.	816	47
Pool Corp.	489	152
PulteGroup, Inc.	1,009	133
PVH Corp.	833	70
Ralph Lauren Corp.	444	139
Red Rock Resorts, Inc. Class A	342	21
RH (a)	103	21
Rivian Automotive, Inc. Class A (a)	1,535	23
Royal Caribbean Cruises Ltd.	932	302
Sally Beauty Holdings, Inc. (a)	3,314	54
Service Corp. International	1,594	133
Signet Jewelers Ltd.	926	89
Somnigroup International, Inc.	2,244	189
Sonic Automotive, Inc. Class A	604	46
Starbucks Corp.	5,480	464
Steven Madden Ltd.	1,474	49
Strategic Education, Inc.	323	28
Stride, Inc. (a)	178	27
Tapestry, Inc.	2,043	231
Taylor Morrison Home Corp. (a)	2,078	137
Tesla, Inc. (a)	6,977	3,103
Texas Roadhouse, Inc.	236	39
Thor Industries, Inc.	229	24
TJX Cos., Inc.	5,254	759
Toll Brothers, Inc.	603	83
Tractor Supply Co.	2,962	168
Tri Pointe Homes, Inc. (a)	1,940	66
Ulta Beauty, Inc. (a)	357	195
Upbound Group, Inc.	761	18
Urban Outfitters, Inc. (a)	1,859	133
Vail Resorts, Inc.	689	103
Valvoline, Inc. (a)	2,137	77
VF Corp.	6,889	99
Victoria's Secret & Co. (a)	2,702	73
Visteon Corp.	536	64
Wayfair, Inc. Class A (a)	324	29
Wendy's Co.	5,792	53
Whirlpool Corp.	1,119	88
Williams-Sonoma, Inc.	1,967	384
Winnebago Industries, Inc.	410	14
Wyndham Hotels & Resorts, Inc.	980	78
Wynn Resorts Ltd.	251	32
Yum! Brands, Inc.	2,419	368

		25,374

CONSUMER STAPLES 10.5%
Albertsons Cos., Inc. Class A	6,309	110
Altria Group, Inc.	19,717	1,302
Andersons, Inc.	928	37
Archer-Daniels-Midland Co.	7,403	442
BJ's Wholesale Club Holdings, Inc. (a)	1,099	102
Boston Beer Co., Inc. Class A (a)	170	36
Brown-Forman Corp. Class B	2,355	64
Bunge Global SA	1,648	134
Cal-Maine Foods, Inc.	1,419	133
Campbell's Co.	1,150	36
Casey's General Stores, Inc.	560	317
Central Garden & Pet Co. Class A (a)	836	25
Church & Dwight Co., Inc.	1,357	119
Clorox Co.	1,502	185
Coca-Cola Co.	19,236	1,276
Coca-Cola Consolidated, Inc.	340	40
Colgate-Palmolive Co.	4,825	386
Conagra Brands, Inc.	3,828	70
Constellation Brands, Inc. Class A	653	88
Costco Wholesale Corp.	1,442	1,335
Dollar General Corp.	2,751	284
Dollar Tree, Inc. (a)	1,683	159
Edgewell Personal Care Co.	1,411	29
Energizer Holdings, Inc.	699	17
Flowers Foods, Inc.	1,207	16
Fresh Del Monte Produce, Inc.	760	26
General Mills, Inc.	4,634	234
Hershey Co.	821	154
Hormel Foods Corp.	1,624	40

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Ingredion, Inc.	748	91
J.M. Smucker Co.	1,314	143
Kellanova	2,668	219
Kenvue, Inc.	2,313	37
Keurig Dr. Pepper, Inc.	6,391	163
Kimberly-Clark Corp.	2,574	320
Kraft Heinz Co.	16,423	428
Kroger Co.	15,177	1,023
Lamb Weston Holdings, Inc.	606	35
Maplebear, Inc. (a)	558	20
Marzetti Co.	265	46
McCormick & Co., Inc.	1	0
Molson Coors Beverage Co. Class B	3,650	165
Mondelez International, Inc. Class A	7,901	494
Monster Beverage Corp. (a)	4,443	299
PepsiCo, Inc.	10,151	1,426
Performance Food Group Co. (a)	272	28
Philip Morris International, Inc.	13,087	2,123
Pilgrim's Pride Corp.	540	22
Post Holdings, Inc. (a)	480	52
PriceSmart, Inc.	405	49
Procter & Gamble Co.	12,554	1,929
Seaboard Corp.	13	47
Spectrum Brands Holdings, Inc.	817	43
Sprouts Farmers Market, Inc. (a)	2,509	273
Sysco Corp.	2,106	173
Target Corp.	8,882	797
TreeHouse Foods, Inc. (a)	1,547	31
Tyson Foods, Inc. Class A	6,010	326
U.S. Foods Holding Corp. (a)	2,270	174
United Natural Foods, Inc. (a)	1,531	58
Universal Corp.	351	20
Walmart, Inc.	36,588	3,771

		22,021

ENERGY 4.7%
Antero Midstream Corp.	1,245	24
Archrock, Inc.	2,879	76
Baker Hughes Co.	8,520	415
Cheniere Energy, Inc.	969	228
Chevron Corp.	13,092	2,033
CNX Resources Corp. (a)	3,791	122
ConocoPhillips	2,305	218
Core Natural Resources, Inc.	274	23
CVR Energy, Inc.	1,303	48
Delek U.S. Holdings, Inc.	2,625	85
DT Midstream, Inc.	941	106
EQT Corp.	1,506	82
Expand Energy Corp.	1,021	108
Exxon Mobil Corp.	17,731	1,999
Helmerich & Payne, Inc.	1,318	29
HF Sinclair Corp.	2,355	123
Kinder Morgan, Inc.	7,752	219
Marathon Petroleum Corp.	5,336	1,028
Murphy Oil Corp.	2,522	72
Ovintiv, Inc.	2,148	87
Patterson-UTI Energy, Inc.	4,496	23
PBF Energy, Inc. Class A	2,658	80
Peabody Energy Corp.	4,077	108
Permian Resources Corp.	1,565	20
Phillips 66	6,091	829
Schlumberger NV	2,197	76
SM Energy Co.	1,179	29
Targa Resources Corp.	1,551	260
Valero Energy Corp.	6,102	1,039
Williams Cos., Inc.	2,916	185
World Kinect Corp.	1,414	37

		9,811

FINANCIALS 16.3%
Affiliated Managers Group, Inc.	472	113
Aflac, Inc.	3,424	382
Allstate Corp.	2,310	496
Ally Financial, Inc.	4,153	163
American Express Co.	1,169	388
American International Group, Inc.	7,614	598
Ameriprise Financial, Inc.	611	300
ARES Management Corp. Class A	1,173	188
Arthur J Gallagher & Co.	521	161
Artisan Partners Asset Management, Inc. Class A	985	43
Assurant, Inc.	540	117
Bank of New York Mellon Corp.	6,580	717
Bank OZK	397	20
BankUnited, Inc.	1,249	48

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Berkshire Hathaway, Inc. Class B (a)	5,100	2,564
Blackrock, Inc.	335	391
Blackstone, Inc.	3,033	518
Bread Financial Holdings, Inc.	1,309	73
Brighthouse Financial, Inc. (a)	1,404	74
Brown & Brown, Inc.	1,043	98
Cadence Bank	929	35
Capital One Financial Corp.	6,174	1,312
Carlyle Group, Inc.	510	32
Charles Schwab Corp.	5,750	549
Cincinnati Financial Corp.	375	59
Citigroup, Inc.	27,974	2,839
Citizens Financial Group, Inc.	2,078	110
CME Group, Inc.	2,080	562
CNO Financial Group, Inc.	1,196	47
Coinbase Global, Inc. Class A (a)	770	260
Comerica, Inc.	1,203	82
Corebridge Financial, Inc.	3,075	99
Corpay, Inc. (a)	163	47
Credit Acceptance Corp. (a)	43	20
Cullen/Frost Bankers, Inc.	215	27
DigitalBridge Group, Inc.	4,158	49
East West Bancorp, Inc.	518	55
Encore Capital Group, Inc. (a)	547	23
Equitable Holdings, Inc.	4,051	206
Erie Indemnity Co. Class A	272	87
Evercore, Inc. Class A	604	204
FactSet Research Systems, Inc.	113	32
Federated Hermes, Inc.	1,197	62
First American Financial Corp.	564	36
First Horizon Corp.	1,768	40
FirstCash Holdings, Inc.	378	60
Flagstar Financial, Inc.	5,355	62
Franklin Resources, Inc.	3,536	82
Genworth Financial, Inc. (a)	12,795	114
Globe Life, Inc.	236	34
Goldman Sachs Group, Inc.	1,582	1,260
Hanover Insurance Group, Inc.	485	88
Hartford Insurance Group, Inc.	415	55
Hilltop Holdings, Inc.	740	25
Houlihan Lokey, Inc.	686	141
Huntington Bancshares, Inc.	3,368	58
Interactive Brokers Group, Inc. Class A	2,264	156
Intercontinental Exchange, Inc.	3,490	588
Invesco Ltd.	4,768	109
Jack Henry & Associates, Inc.	877	131
Jackson Financial, Inc. Class A	1,103	112
Jefferies Financial Group, Inc.	1,252	82
JPMorgan Chase & Co.	6,709	2,116
Kemper Corp.	415	21
KeyCorp	3,476	65
Lincoln National Corp.	2,730	110
Loews Corp.	1,150	115
LPL Financial Holdings, Inc.	767	255
M&T Bank Corp.	448	88
Markel Group, Inc. (a)	26	50
MarketAxess Holdings, Inc.	317	55
Marsh & McLennan Cos., Inc.	1,878	378
Mastercard, Inc. Class A	2,790	1,587
Mercury General Corp.	743	63
MetLife, Inc.	4,773	393
MGIC Investment Corp.	718	20
Moelis & Co. Class A	823	59
Moody's Corp.	146	70
Morgan Stanley	3,048	484
Morningstar, Inc.	252	58
Mr. Cooper Group, Inc.	970	204
MSCI, Inc.	201	114
Nasdaq, Inc.	1,568	139
Navient Corp.	1,565	21
NCR Atleos Corp. (a)	556	22
Nelnet, Inc. Class A	165	21
Northern Trust Corp.	455	61
Old National Bancorp	1,369	30
OneMain Holdings, Inc.	1,318	74
PennyMac Financial Services, Inc.	498	62
Piper Sandler Cos.	59	20
PROG Holdings, Inc.	770	25
Progressive Corp.	2,922	722
Prudential Financial, Inc.	3,769	391
Raymond James Financial, Inc.	426	73
Regions Financial Corp.	1,623	43
RLI Corp.	381	25
Robinhood Markets, Inc. Class A (a)	2,861	410
S&P Global, Inc.	879	428
SEI Investments Co.	1,616	137

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Selective Insurance Group, Inc.	287	23
SLM Corp.	4,636	128
SoFi Technologies, Inc. (a)	4,644	123
State Street Corp.	691	80
Stewart Information Services Corp.	594	44
Stifel Financial Corp.	358	41
Synchrony Financial	8,397	597
T. Rowe Price Group, Inc.	1,856	190
Toast, Inc. Class A (a)	1,528	56
TPG, Inc.	326	19
Tradeweb Markets, Inc. Class A	790	88
Travelers Cos., Inc.	2,033	568
Unum Group	2,614	203
Virtu Financial, Inc. Class A	1,815	64
Visa, Inc. Class A	6,158	2,102
W.R. Berkley Corp.	339	26
Webster Financial Corp.	702	42
Wells Fargo & Co.	34,108	2,859
Western Union Co.	14,100	113
White Mountains Insurance Group Ltd.	50	84
Wintrust Financial Corp.	273	36
Zions Bancorp NA	740	42

		34,020

HEALTH CARE 12.6%
Abbott Laboratories	4,104	550
AbbVie, Inc.	10,532	2,439
Alnylam Pharmaceuticals, Inc. (a)	620	283
Amgen, Inc.	4,058	1,145
Baxter International, Inc.	3,993	91
Becton Dickinson & Co.	1,276	239
Biogen, Inc. (a)	256	36
BioMarin Pharmaceutical, Inc. (a)	534	29
Boston Scientific Corp. (a)	4,647	454
Bristol-Myers Squibb Co.	30,431	1,372
Cardinal Health, Inc.	4,099	643
Cencora, Inc.	1,183	370
Centene Corp. (a)	1,524	54
Chemed Corp.	265	119
Cigna Group	1,882	542
Cooper Cos., Inc. (a)	1,214	83
Corcept Therapeutics, Inc. (a)	696	58
CVS Health Corp.	18,450	1,391
DaVita, Inc. (a)	1,717	228
Dentsply Sirona, Inc.	2,643	34
Elevance Health, Inc.	237	77
Eli Lilly & Co.	1,515	1,156
Encompass Health Corp.	1,404	178
Exelixis, Inc. (a)	4,410	182
GE HealthCare Technologies, Inc.	1,224	92
Gilead Sciences, Inc.	17,508	1,943
Globus Medical, Inc. Class A (a)	792	45
Haemonetics Corp. (a)	323	16
Halozyme Therapeutics, Inc. (a)	514	38
HCA Healthcare, Inc.	749	319
Henry Schein, Inc. (a)	1,243	83
Hologic, Inc. (a)	1,210	82
ICU Medical, Inc. (a)	202	24
IDEXX Laboratories, Inc. (a)	431	275
Incyte Corp. (a)	1,117	95
Johnson & Johnson	19,027	3,528
Labcorp Holdings, Inc.	433	124
Masimo Corp. (a)	527	78
McKesson Corp.	1,111	858
Merck & Co., Inc.	19,314	1,621
Mettler-Toledo International, Inc. (a)	128	157
Neurocrine Biosciences, Inc. (a)	362	51
Organon & Co.	8,715	93
Pfizer, Inc.	78,108	1,990
Premier, Inc. Class A	2,075	58
Quest Diagnostics, Inc.	1,148	219
Regeneron Pharmaceuticals, Inc.	678	381
ResMed, Inc.	632	173
Revvity, Inc.	606	53
Royalty Pharma PLC Class A	4,118	145
Select Medical Holdings Corp.	2,450	31
Stryker Corp.	766	283
Teladoc Health, Inc. (a)	2,541	20
Teleflex, Inc.	323	40
Tenet Healthcare Corp. (a)	1,880	382
United Therapeutics Corp. (a)	738	309
Universal Health Services, Inc. Class B	538	110
Veeva Systems, Inc. Class A (a)	563	168
Vertex Pharmaceuticals, Inc. (a)	518	203
Viatris, Inc.	26,202	259

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Waters Corp. (a)	48	14
West Pharmaceutical Services, Inc.	218	57
Zimmer Biomet Holdings, Inc.	208	20
Zoetis, Inc.	729	107

		26,297

INDUSTRIALS 12.0%
3M Co.	8,744	1,357
A.O. Smith Corp.	2,407	177
AAR Corp. (a)	555	50
ABM Industries, Inc.	759	35
Acuity, Inc.	388	134
Advanced Drainage Systems, Inc.	375	52
AECOM	817	107
AGCO Corp.	552	59
Alaska Air Group, Inc. (a)	361	18
Allison Transmission Holdings, Inc.	1,635	139
API Group Corp. (a)	888	31
Applied Industrial Technologies, Inc.	251	66
Arcosa, Inc.	631	59
Armstrong World Industries, Inc.	597	117
ATI, Inc. (a)	605	49
Automatic Data Processing, Inc.	1,711	502
Avis Budget Group, Inc. (a)	361	58
Axon Enterprise, Inc. (a)	289	207
Boeing Co. (a)	1,816	392
Boise Cascade Co.	717	55
Booz Allen Hamilton Holding Corp.	1,716	172
Brady Corp. Class A	386	30
Brink's Co.	181	21
Broadridge Financial Solutions, Inc.	919	219
Builders FirstSource, Inc. (a)	721	87
BWX Technologies, Inc.	1,522	281
CACI International, Inc. Class A (a)	387	193
Carlisle Cos., Inc.	55	18
Carpenter Technology Corp.	1,257	309
Carrier Global Corp.	848	51
Caterpillar, Inc.	941	449
CH Robinson Worldwide, Inc.	2,420	320
Chart Industries, Inc. (a)	161	32
Cintas Corp.	1,498	307
Comfort Systems USA, Inc.	147	121
Copart, Inc. (a)	2,857	128
Core & Main, Inc. Class A (a)	1,025	55
CoreCivic, Inc. (a)	2,035	41
Crane Co.	367	68
CSG Systems International, Inc.	644	41
CSX Corp.	8,226	292
Cummins, Inc.	643	272
Curtiss-Wright Corp.	559	303
Deere & Co.	576	263
DNOW, Inc. (a)	2,053	31
Donaldson Co., Inc.	643	53
Dycom Industries, Inc. (a)	157	46
EMCOR Group, Inc.	155	101
Emerson Electric Co.	1,914	251
Equifax, Inc.	261	67
Esab Corp.	268	30
Everus Construction Group, Inc. (a)	260	22
ExlService Holdings, Inc. (a)	473	21
Expeditors International of Washington, Inc.	2,219	272
Fastenal Co.	5,454	267
Federal Signal Corp.	164	20
Ferguson Enterprises, Inc.	321	72
Franklin Electric Co., Inc.	287	27
FTI Consulting, Inc. (a)	404	65
Gates Industrial Corp. PLC (a)	821	20
GATX Corp.	453	79
GE Vernova, Inc.	661	406
Generac Holdings, Inc. (a)	511	86
General Dynamics Corp.	1,362	464
General Electric Co.	6,949	2,090
Genpact Ltd.	2,091	88
GEO Group, Inc. (a)	4,291	88
Graco, Inc.	918	78
Granite Construction, Inc.	918	101
Greenbrier Cos., Inc.	1,202	55
Healthcare Services Group, Inc. (a)	1,332	22
HEICO Corp.	386	125
Hertz Global Holdings, Inc. (a)	3,518	24
Hexcel Corp.	716	45
HNI Corp.	264	12
Howmet Aerospace, Inc.	3,243	636
Hub Group, Inc. Class A	956	33
Hubbell, Inc.	97	42

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Huntington Ingalls Industries, Inc.	181	52
IDEX Corp.	964	157
Illinois Tool Works, Inc.	1,408	367
ITT, Inc.	624	112
JB Hunt Transport Services, Inc.	332	45
JBT Marel Corp.	174	24
JetBlue Airways Corp. (a)	7,460	37
Johnson Controls International PLC	1,510	166
KBR, Inc.	404	19
Kennametal, Inc.	1,022	21
Knight-Swift Transportation Holdings, Inc.	755	30
L3Harris Technologies, Inc.	1,561	477
Landstar System, Inc.	876	107
Leidos Holdings, Inc.	822	155
Lennox International, Inc.	355	188
Lincoln Electric Holdings, Inc.	572	135
Lockheed Martin Corp.	2,655	1,325
ManpowerGroup, Inc.	730	28
Masco Corp.	973	68
MasTec, Inc. (a)	174	37
Matson, Inc.	515	51
Maximus, Inc.	716	65
Mercury Systems, Inc. (a)	277	21
Moog, Inc. Class A	474	98
MSA Safety, Inc.	358	62
MSC Industrial Direct Co., Inc. Class A	1,054	97
Mueller Industries, Inc.	1,668	169
Northrop Grumman Corp.	1,305	795
Old Dominion Freight Line, Inc.	203	29
OPENLANE, Inc. (a)	1,382	40
Oshkosh Corp.	399	52
Otis Worldwide Corp.	1,791	164
Owens Corning	274	39
Parker-Hannifin Corp.	287	218
Parsons Corp. (a)	548	45
Paychex, Inc.	1,349	171
Paycom Software, Inc.	152	32
Primoris Services Corp.	1,450	199
Quanta Services, Inc.	955	396
RBC Bearings, Inc. (a)	145	57
Republic Services, Inc.	1,204	276
Resideo Technologies, Inc. (a)	2,057	89
Robert Half, Inc.	691	23
Rockwell Automation, Inc.	178	62
Rollins, Inc.	2,329	137
RTX Corp.	3,157	528
Rush Enterprises, Inc. Class A	934	50
Ryder System, Inc.	136	26
Schneider National, Inc. Class B	1,574	33
Science Applications International Corp.	789	78
SkyWest, Inc. (a)	645	65
Snap-on, Inc.	66	23
Spirit AeroSystems Holdings, Inc. Class A (a)	780	30
SS&C Technologies Holdings, Inc.	536	48
Steelcase, Inc. Class A	1,239	21
Terex Corp.	1,536	79
Timken Co.	795	60
Toro Co.	1,232	94
Trinity Industries, Inc.	954	27
Uber Technologies, Inc. (a)	4,927	483
UFP Industries, Inc.	1,001	94
UL Solutions, Inc. Class A	298	21
UniFirst Corp.	339	57
Union Pacific Corp.	2,537	600
United Airlines Holdings, Inc. (a)	445	43
United Parcel Service, Inc. Class B	4,369	365
Valmont Industries, Inc.	77	30
Veralto Corp.	756	81
Verisk Analytics, Inc.	981	247
Vertiv Holdings Co. Class A	1,382	208
Waste Management, Inc.	2,131	471
Watsco, Inc.	488	197
Watts Water Technologies, Inc. Class A	127	35
Werner Enterprises, Inc.	1,614	42
Westinghouse Air Brake Technologies Corp.	472	95
Woodward, Inc.	87	22
Worthington Enterprises, Inc.	569	32
WW Grainger, Inc.	187	178
Zurn Elkay Water Solutions Corp.	439	21

		24,997

INFORMATION TECHNOLOGY 16.8%
Adobe, Inc. (a)	180	64
Advanced Energy Industries, Inc.	128	22
Akamai Technologies, Inc. (a)	612	46

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Amdocs Ltd.	904	74
Amkor Technology, Inc.	1,564	44
Amphenol Corp. Class A	2,954	366
Apple, Inc.	8,307	2,115
Applied Materials, Inc.	2,654	543
AppLovin Corp. Class A (a)	940	675
Arista Networks, Inc. (a)	2,353	343
Arrow Electronics, Inc. (a)	846	102
Aurora Innovation, Inc. (a)	2,949	16
Autodesk, Inc. (a)	444	141
Avnet, Inc.	1,680	88
Belden, Inc.	589	71
Broadcom, Inc.	14,710	4,853
Cadence Design Systems, Inc. (a)	637	224
CDW Corp.	228	36
Ciena Corp. (a)	526	77
Cirrus Logic, Inc. (a)	426	53
Cisco Systems, Inc.	33,029	2,260
Coherent Corp. (a)	638	69
CommScope Holding Co., Inc. (a)	6,352	98
Commvault Systems, Inc. (a)	591	112
Corning, Inc.	11,400	935
Crowdstrike Holdings, Inc. Class A (a)	824	404
Dell Technologies, Inc. Class C	632	90
Docusign, Inc. (a)	685	49
Dolby Laboratories, Inc. Class A	715	52
Dropbox, Inc. Class A (a)	2,738	83
DXC Technology Co. (a)	2,851	39
F5, Inc. (a)	789	255
Fair Isaac Corp. (a)	94	141
Flex Ltd. (a)	857	50
Fortinet, Inc. (a)	525	44
Gartner, Inc. (a)	277	73
Gen Digital, Inc.	5,895	167
GoDaddy, Inc. Class A (a)	880	120
Guidewire Software, Inc. (a)	362	83
Hewlett Packard Enterprise Co.	17,532	431
HP, Inc.	18,121	493
Insight Enterprises, Inc. (a)	562	64
Intel Corp. (a)	43,366	1,455
InterDigital, Inc.	190	66
International Business Machines Corp.	8,854	2,498
Intuit, Inc.	653	446
Jabil, Inc.	967	210
Keysight Technologies, Inc. (a)	248	43
KLA Corp.	298	321
Knowles Corp. (a)	1,700	40
Kyndryl Holdings, Inc. (a)	4,575	137
Lam Research Corp.	7,594	1,017
Lattice Semiconductor Corp. (a)	622	46
Lumentum Holdings, Inc. (a)	213	35
Manhattan Associates, Inc. (a)	232	48
Motorola Solutions, Inc.	412	188
NCR Voyix Corp. (a)	1,613	20
NetApp, Inc.	905	107
NetScout Systems, Inc. (a)	1,493	39
Nutanix, Inc. (a)	856	64
NVIDIA Corp.	13,628	2,543
Okta, Inc. (a)	500	46
Oracle Corp.	17,965	5,052
OSI Systems, Inc. (a)	317	79
Palantir Technologies, Inc. Class A (a)	3,011	549
Plexus Corp. (a)	478	69
Qorvo, Inc. (a)	226	21
QUALCOMM, Inc.	3,882	646
Rambus, Inc. (a)	326	34
Roper Technologies, Inc.	271	135
Sanmina Corp. (a)	1,046	120
Seagate Technology Holdings PLC	1,572	371
Silicon Laboratories, Inc. (a)	149	20
Snowflake, Inc. (a)	1,096	247
Strategy, Inc. (a)	985	317
TD SYNNEX Corp.	165	27
Teledyne Technologies, Inc. (a)	71	42
Teradata Corp. (a)	1,278	28
Teradyne, Inc.	686	94
Texas Instruments, Inc.	3,186	585
Trimble, Inc. (a)	1,099	90
TTM Technologies, Inc. (a)	1,656	95
Twilio, Inc. Class A (a)	289	29
Tyler Technologies, Inc. (a)	117	61
Unity Software, Inc. (a)	970	39
VeriSign, Inc.	737	206
Viasat, Inc. (a)	1,850	54
Vishay Intertechnology, Inc.	2,487	38
Vontier Corp.	959	40

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Western Digital Corp.	4,698	564
Xerox Holdings Corp.	2,902	11
Zoom Communications, Inc. (a)	559	46

		35,143

MATERIALS 2.4%
Alcoa Corp.	2,356	78
AptarGroup, Inc.	585	78
Avery Dennison Corp.	734	119
Ball Corp.	1,782	90
Cabot Corp.	914	70
Celanese Corp.	790	33
CF Industries Holdings, Inc.	271	24
Chemours Co.	2,361	37
Cleveland-Cliffs, Inc. (a)	2,050	25
Commercial Metals Co.	1,671	96
Corteva, Inc.	2,904	196
CRH PLC	1,551	186
Crown Holdings, Inc.	1,624	157
Dow, Inc.	2,632	60
DuPont de Nemours, Inc.	5,163	402
Eagle Materials, Inc.	376	88
Eastman Chemical Co.	959	61
Graphic Packaging Holding Co.	4,444	87
Greif, Inc. Class A	346	21
Huntsman Corp.	528	5
International Paper Co.	4,135	192
Louisiana-Pacific Corp.	1,068	95
LyondellBasell Industries NV Class A	5,853	287
Mosaic Co.	5,798	201
NewMarket Corp.	114	94
Newmont Corp.	7,331	618
Nucor Corp.	2,425	328
O-I Glass, Inc. (a)	2,104	27
Packaging Corp. of America	565	123
PPG Industries, Inc.	893	94
Reliance, Inc.	430	121
Royal Gold, Inc.	517	104
RPM International, Inc.	1,565	185
Sealed Air Corp.	2,162	76
Sensient Technologies Corp.	685	64
Sherwin-Williams Co.	341	118
Silgan Holdings, Inc.	1,212	52
Sonoco Products Co.	1,766	76
Southern Copper Corp.	1	0
Steel Dynamics, Inc.	185	26
Sylvamo Corp.	782	35
Vulcan Materials Co.	233	72
Warrior Met Coal, Inc.	1,651	105

		5,006

REAL ESTATE 0.1%
CBRE Group, Inc. Class A (a)	568	90
Jones Lang LaSalle, Inc. (a)	436	130
Zillow Group, Inc. Class C (a)	717	55

		275

UTILITIES 2.3%
AES Corp.	2,128	28
ALLETE, Inc.	325	22
Alliant Energy Corp.	836	56
Ameren Corp.	838	87
American Electric Power Co., Inc.	1,372	154
American Water Works Co., Inc.	236	33
Atmos Energy Corp.	293	50
Avista Corp.	1,058	40
CenterPoint Energy, Inc.	1,591	62
Clearway Energy, Inc. Class C	1,247	35
CMS Energy Corp.	741	54
Consolidated Edison, Inc.	885	89
Constellation Energy Corp.	776	255
Dominion Energy, Inc.	2,233	137
DTE Energy Co.	159	23
Duke Energy Corp.	1,970	244
Entergy Corp.	1,164	108
Essential Utilities, Inc.	768	31
Evergy, Inc.	642	49
Eversource Energy	758	54
Exelon Corp.	7,341	330
Hawaiian Electric Industries, Inc. (a)	2,126	23
IDACORP, Inc.	189	25
MDU Resources Group, Inc.	3,379	60

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2025 (Unaudited)

National Fuel Gas Co.	1,201	111
New Jersey Resources Corp.	474	23
NiSource, Inc.	1,526	66
Northwestern Energy Group, Inc.	411	24
NRG Energy, Inc.	1,630	264
OGE Energy Corp.	565	26
ONE Gas, Inc.	290	23
Ormat Technologies, Inc.	525	51
Portland General Electric Co.	531	23
PPL Corp.	1,686	63
Public Service Enterprise Group, Inc.	1,239	103
Southern Co.	2,722	258
Southwest Gas Holdings, Inc.	337	26
Spire, Inc.	369	30
Talen Energy Corp. (a)	295	126
TXNM Energy, Inc.	1,407	80
UGI Corp.	1,968	65
Vistra Corp.	6,593	1,292
WEC Energy Group, Inc.	685	79
Xcel Energy, Inc.	1,161	94

		4,876

Total United States		203,193

Total Common Stocks (Cost $172,620)		205,362

REAL ESTATE INVESTMENT TRUSTS 1.4%
UNITED STATES 1.4%
REAL ESTATE 1.4%
AGNC Investment Corp.	9,866	97
Agree Realty Corp.	627	44
American Healthcare REIT, Inc.	591	25
American Homes 4 Rent	1,781	59
American Tower Corp.	248	48
Americold Realty Trust, Inc.	3,273	40
Annaly Capital Management, Inc.	1,519	31
Apple Hospitality REIT, Inc.	3,254	39
Blackstone Mortgage Trust, Inc.	2,132	39
Brandywine Realty Trust	4,599	19
Camden Property Trust	840	90
COPT Defense Properties	777	23
CubeSmart	823	33
DiamondRock Hospitality Co.	4,617	37
Digital Realty Trust, Inc.	765	132
Douglas Emmett, Inc.	2,052	32
Equity LifeStyle Properties, Inc.	531	32
First Industrial Realty Trust, Inc.	695	36
Gaming & Leisure Properties, Inc.	1,585	74
Healthcare Realty Trust, Inc.	5,088	92
Host Hotels & Resorts, Inc.	1,323	22
Iron Mountain, Inc.	1,017	104
JBG SMITH Properties	2,241	50
Lamar Advertising Co.	873	107
LXP Industrial Trust	4,194	37
Macerich Co.	2,735	50
Medical Properties Trust, Inc.	12,896	65
MFA Financial, Inc.	2,011	18
Omega Healthcare Investors, Inc.	726	31
Paramount Group, Inc.	3,173	21
Park Hotels & Resorts, Inc.	7,984	88
PennyMac Mortgage Investment Trust	1,393	17
Phillips Edison & Co., Inc.	792	27
Public Storage	236	68
Rayonier, Inc.	1,354	36
Rithm Capital Corp.	2,867	33
RLJ Lodging Trust	3,037	22
SBA Communications Corp.	532	103
Simon Property Group, Inc.	1,033	194
SL Green Realty Corp.	1,468	88
Sun Communities, Inc.	490	63
Sunstone Hotel Investors, Inc.	2,471	23
Ventas, Inc.	1,002	70
VICI Properties, Inc.	1,522	50
Vornado Realty Trust	2,562	104
Welltower, Inc.	1,545	275
WP Carey, Inc.	766	52

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2025 (Unaudited)

Xenia Hotels & Resorts, Inc.	1,927	26

		2,866

Total Real Estate Investment Trusts (Cost $2,669)		2,866

SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (b)	861,916	862

Total Short-Term Instruments (Cost $862)		862

Total Investments in Securities (Cost $176,151)		209,090

Total Investments 100.0% (Cost $176,151)		$209,090
Other Assets and Liabilities, net 0.0%		40

Net Assets 100.0%		$209,130

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Common Stocks
Ireland
	Health Care	$87	$0	$0	$87
	Information Technology	569	0	0	569
Switzerland
	Materials	72	0	0	72
United Kingdom
	Communication Services	89	0	0	89
	Consumer Staples	1	0	0	1
	Energy	191	0	0	191
	Financials	1,005	0	0	1,005
	Industrials	155	0	0	155
United States
	Communication Services	15,373	0	0	15,373
	Consumer Discretionary	25,374	0	0	25,374
	Consumer Staples	22,021	0	0	22,021
	Energy	9,811	0	0	9,811
	Financials	34,020	0	0	34,020
	Health Care	26,297	0	0	26,297
	Industrials	24,997	0	0	24,997
	Information Technology	35,143	0	0	35,143
	Materials	5,006	0	0	5,006
	Real Estate	275	0	0	275
	Utilities	4,876	0	0	4,876
Real Estate Investment Trusts
United States
	Real Estate	2,866	0	0	2,866
Short-Term Instruments
Mutual Funds		0	862	0	862

Total Investments		$208,228	$862	$0	$209,090

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO RAFI ESG U.S. ETF	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.6% ¤
COMMON STOCKS 97.8%
IRELAND 0.5%
INFORMATION TECHNOLOGY 0.5%
Accenture PLC Class A	602	$148
TE Connectivity PLC	1,585	348

		496

Total Ireland		496

SWITZERLAND 0.2%
COMMUNICATION SERVICES 0.1%
Sunrise Communications AG Class A ADR	913	54

MATERIALS 0.1%
Amcor PLC	13,604	111

Total Switzerland		165

UNITED KINGDOM 0.2%
COMMUNICATION SERVICES 0.1%
Liberty Global Ltd. Class C (a)	5,918	70

INDUSTRIALS 0.1%
CNH Industrial NV	8,589	93

Total United Kingdom		163

UNITED STATES 96.9%
COMMUNICATION SERVICES 7.0%
AT&T, Inc.	77,948	2,201
Comcast Corp. Class A	34,452	1,082
Electronic Arts, Inc.	1,278	258
Fox Corp. Class A	679	43
Interpublic Group of Cos., Inc.	2,891	81
Lumen Technologies, Inc. (a)	25,871	158
News Corp. Class A	2,075	64
Omnicom Group, Inc.	1,129	92
Paramount Skydance Corp. Class B	9,229	175
Verizon Communications, Inc.	45,242	1,988
Walt Disney Co.	7,178	822

		6,964

CONSUMER DISCRETIONARY 6.5%
Best Buy Co., Inc.	3,915	296
Booking Holdings, Inc.	11	59
BorgWarner, Inc.	2,547	112
Carnival Corp. (a)	1,609	47
Chipotle Mexican Grill, Inc. (a)	844	33
eBay, Inc.	4,631	421
Expedia Group, Inc.	268	57
Ford Motor Co.	22,074	264
Gap, Inc.	3,243	69
General Motors Co.	24,594	1,499
Goodyear Tire & Rubber Co. (a)	8,102	61
Hilton Worldwide Holdings, Inc.	439	114
Home Depot, Inc.	2,172	880
Kohl's Corp.	10,829	166
Lear Corp.	703	71
LKQ Corp.	946	29
Lowe's Cos., Inc.	3,282	825
Macy's, Inc.	6,845	123
Marriott International, Inc. Class A	552	144
Newell Brands, Inc.	7,834	41

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	September 30, 2025 (Unaudited)

NIKE, Inc. Class B	1,805	126
PVH Corp.	1,076	90
Ralph Lauren Corp.	109	34
Tapestry, Inc.	1,615	183
Thor Industries, Inc.	325	34
TJX Cos., Inc.	2,743	396
Tractor Supply Co.	1,573	89
VF Corp.	7,871	114
Whirlpool Corp.	1,535	121

		6,498

CONSUMER STAPLES 7.2%
Archer-Daniels-Midland Co.	7,120	425
Campbell's Co.	1,606	51
Church & Dwight Co., Inc.	671	59
Coca-Cola Co.	8,573	569
Colgate-Palmolive Co.	3,462	277
Conagra Brands, Inc.	5,855	107
Dollar Tree, Inc. (a)	442	42
Estee Lauder Cos., Inc. Class A	766	67
General Mills, Inc.	6,024	304
Hershey Co.	388	73
Hormel Foods Corp.	1,380	34
J.M. Smucker Co.	232	25
Kellanova	1,320	108
Kenvue, Inc.	5,736	93
Keurig Dr. Pepper, Inc.	2,085	53
Kimberly-Clark Corp.	1,749	217
Kraft Heinz Co.	12,060	314
McCormick & Co., Inc.	468	31
Mondelez International, Inc. Class A	7,324	458
PepsiCo, Inc.	6,725	944
Procter & Gamble Co.	13,723	2,109
Sysco Corp.	2,694	222
Target Corp.	6,455	579
U.S. Foods Holding Corp. (a)	416	32

		7,193

FINANCIALS 14.6%
Aflac, Inc.	2,482	277
Allstate Corp.	1,675	360
American Express Co.	1,387	461
Ameriprise Financial, Inc.	110	54
Bank of New York Mellon Corp.	5,741	626
Blackrock, Inc.	443	516
Citigroup, Inc.	21,178	2,150
Fidelity National Information Services, Inc.	3,268	215
Fifth Third Bancorp	1,100	49
Fiserv, Inc. (a)	809	104
Global Payments, Inc.	933	77
Goldman Sachs Group, Inc.	1,249	995
Hartford Insurance Group, Inc.	1,679	224
JPMorgan Chase & Co.	9,371	2,956
Lincoln National Corp.	856	34
Marsh & McLennan Cos., Inc.	422	85
Mastercard, Inc. Class A	1,262	718
MetLife, Inc.	5,134	423
Moody's Corp.	270	129
Morgan Stanley	2,396	381
Nasdaq, Inc.	288	25
Northern Trust Corp.	657	88
PayPal Holdings, Inc. (a)	2,767	186
Principal Financial Group, Inc.	1,989	165
Progressive Corp.	495	122
Prudential Financial, Inc.	2,972	308
S&P Global, Inc.	656	319
State Street Corp.	2,082	242
T. Rowe Price Group, Inc.	970	100
Travelers Cos., Inc.	179	50
Unum Group	746	58
Visa, Inc. Class A	2,504	855
Wells Fargo & Co.	14,507	1,216

		14,568

HEALTH CARE 22.2%
Abbott Laboratories	8,510	1,140
AbbVie, Inc.	7,429	1,720
Agilent Technologies, Inc.	1,423	183
Amgen, Inc.	754	213
Baxter International, Inc.	7,994	182
Becton Dickinson & Co.	1,742	326
Biogen, Inc. (a)	1,498	210

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	September 30, 2025 (Unaudited)

Boston Scientific Corp. (a)	1,222	119
Bristol-Myers Squibb Co.	28,055	1,265
Cardinal Health, Inc.	1,756	276
Cencora, Inc.	287	90
Cigna Group	3,742	1,079
CVS Health Corp.	20,899	1,576
Danaher Corp.	591	117
Edwards Lifesciences Corp. (a)	2,417	188
Elevance Health, Inc.	2,795	903
Eli Lilly & Co.	191	146
GE HealthCare Technologies, Inc.	3,012	226
Gilead Sciences, Inc.	7,118	790
HCA Healthcare, Inc.	822	350
Henry Schein, Inc. (a)	498	33
Hologic, Inc. (a)	1,311	88
Humana, Inc.	1,929	502
Illumina, Inc. (a)	719	68
Intuitive Surgical, Inc. (a)	162	72
IQVIA Holdings, Inc. (a)	93	18
Johnson & Johnson	17,822	3,304
Labcorp Holdings, Inc.	1,295	372
McKesson Corp.	273	211
Merck & Co., Inc.	21,586	1,812
Moderna, Inc. (a)	7,624	197
Pfizer, Inc.	20,322	518
Quest Diagnostics, Inc.	156	30
Regeneron Pharmaceuticals, Inc.	641	360
Solventum Corp. (a)	392	29
STERIS PLC	124	31
Stryker Corp.	478	177
Thermo Fisher Scientific, Inc.	1,604	778
UnitedHealth Group, Inc.	5,996	2,070
Viatris, Inc.	21,845	216
Waters Corp. (a)	121	36
Zoetis, Inc.	902	132

		22,153

INDUSTRIALS 4.2%
3M Co.	3,954	614
AGCO Corp.	955	102
Automatic Data Processing, Inc.	1,181	347
Carlisle Cos., Inc.	60	20
Carrier Global Corp.	992	59
Cintas Corp.	383	79
Cummins, Inc.	555	234
Deere & Co.	1,222	559
Dover Corp.	337	56
Ferguson Enterprises, Inc.	644	145
Ingersoll Rand, Inc.	1,131	93
Johnson Controls International PLC	3,698	407
ManpowerGroup, Inc.	1,717	65
Masco Corp.	494	35
Otis Worldwide Corp.	1,024	94
Owens Corning	920	130
Paychex, Inc.	665	84
Republic Services, Inc.	273	63
Stanley Black & Decker, Inc.	1,696	126
United Parcel Service, Inc. Class B	1,011	84
United Rentals, Inc.	145	138
Waste Management, Inc.	1,391	307
WESCO International, Inc.	308	65
Westinghouse Air Brake Technologies Corp.	661	133
WW Grainger, Inc.	118	112

		4,151

INFORMATION TECHNOLOGY 30.2%
Adobe, Inc. (a)	1,751	618
Advanced Micro Devices, Inc. (a)	3,598	582
Akamai Technologies, Inc. (a)	425	32
Amdocs Ltd.	812	67
Analog Devices, Inc.	2,201	541
Apple, Inc.	20,631	5,253
Applied Materials, Inc.	4,183	856
Arrow Electronics, Inc. (a)	1,022	124
Autodesk, Inc. (a)	97	31
Avnet, Inc.	657	34
Broadcom, Inc.	4,282	1,413
Cadence Design Systems, Inc. (a)	309	109
CDW Corp.	524	83
Cisco Systems, Inc.	30,545	2,090
Cognizant Technology Solutions Corp. Class A	4,322	290
Corning, Inc.	3,682	302
Dell Technologies, Inc. Class C	1,210	172
DXC Technology Co. (a)	3,074	42

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	September 30, 2025 (Unaudited)

Flex Ltd. (a)	1,364	79
Fortinet, Inc. (a)	743	63
Gen Digital, Inc.	2,587	73
Hewlett Packard Enterprise Co.	25,792	633
HP, Inc.	15,605	425
Intel Corp. (a)	27,070	908
International Business Machines Corp.	4,725	1,333
Intuit, Inc.	274	187
Jabil, Inc.	351	76
Keysight Technologies, Inc. (a)	777	136
KLA Corp.	244	263
Kyndryl Holdings, Inc. (a)	2,299	69
Lam Research Corp.	5,418	726
Marvell Technology, Inc.	1,861	156
Microchip Technology, Inc.	1,990	128
Micron Technology, Inc.	1,603	268
Microsoft Corp.	10,388	5,380
Motorola Solutions, Inc.	273	125
NetApp, Inc.	1,423	169
NVIDIA Corp.	6,305	1,176
ON Semiconductor Corp. (a)	2,616	129
Oracle Corp.	4,836	1,360
Palo Alto Networks, Inc. (a)	274	56
QUALCOMM, Inc.	7,910	1,316
Salesforce, Inc.	2,140	507
Sandisk Corp. (a)	592	66
Seagate Technology Holdings PLC	1,920	453
Synopsys, Inc. (a)	182	90
TD SYNNEX Corp.	297	49
Teradyne, Inc.	974	134
Texas Instruments, Inc.	2,951	542
Twilio, Inc. Class A (a)	416	42
Western Digital Corp.	2,726	327
Workday, Inc. Class A (a)	282	68
Xerox Holdings Corp.	4,541	17

		30,168

MATERIALS 4.1%
Air Products & Chemicals, Inc.	282	77
Ball Corp.	2,525	127
CF Industries Holdings, Inc.	1,913	172
Corteva, Inc.	1,200	81
CRH PLC	4,332	519
Dow, Inc.	19,716	452
DuPont de Nemours, Inc.	6,130	478
Ecolab, Inc.	712	195
FMC Corp.	1,543	52
Huntsman Corp.	6,942	62
International Flavors & Fragrances, Inc.	1,999	123
International Paper Co.	3,908	181
Linde PLC	1,674	795
Mosaic Co.	8,038	279
Newmont Corp.	1,774	150
Packaging Corp. of America	492	107
PPG Industries, Inc.	1,337	141
Sherwin-Williams Co.	307	106

		4,097

REAL ESTATE 0.4%
CBRE Group, Inc. Class A (a)	1,791	282
Jones Lang LaSalle, Inc. (a)	552	165

		447

UTILITIES 0.5%
American Water Works Co., Inc.	284	39
Edison International	3,982	220
Exelon Corp.	4,527	204

		463

Total United States		96,702

Total Common Stocks (Cost $82,364)		97,526

REAL ESTATE INVESTMENT TRUSTS 1.8%
UNITED STATES 1.8%
REAL ESTATE 1.8%
American Tower Corp.	1,151	221
AvalonBay Communities, Inc.	552	107
Crown Castle, Inc.	2,084	201

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	September 30, 2025 (Unaudited)

Equinix, Inc.	208	163
Equity Residential	1,743	113
Healthpeak Properties, Inc.	4,080	78
Host Hotels & Resorts, Inc.	4,899	84
Iron Mountain, Inc.	960	98
Kimco Realty Corp.	2,133	47
Mid-America Apartment Communities, Inc.	367	51
Prologis, Inc.	1,851	212
Public Storage	235	68
Ventas, Inc.	1,991	139
Welltower, Inc.	434	77
Weyerhaeuser Co.	6,782	168

		1,827

Total Real Estate Investment Trusts (Cost $1,841)		1,827

Total Investments in Securities (Cost $84,205)		99,353

Total Investments 99.6% (Cost $84,205)		$99,353
Other Assets and Liabilities, net 0.4%		411

Net Assets 100.0%		$99,764

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Common Stocks
Ireland
	Information Technology	$496	$0	$0	$496
Switzerland
	Communication Services	54	0	0	54
	Materials	111	0	0	111
United Kingdom
	Communication Services	70	0	0	70
	Industrials	93	0	0	93
United States
	Communication Services	6,964	0	0	6,964
	Consumer Discretionary	6,498	0	0	6,498
	Consumer Staples	7,193	0	0	7,193
	Financials	14,568	0	0	14,568
	Health Care	22,153	0	0	22,153
	Industrials	4,151	0	0	4,151
	Information Technology	30,168	0	0	30,168
	Materials	4,097	0	0	4,097
	Real Estate	447	0	0	447
	Utilities	463	0	0	463
Real Estate Investment Trusts
United States
	Real Estate	1,827	0	0	1,827

Total Investments		$99,353	$0	$0	$99,353

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 50.0% ¤
MUTUAL FUNDS 49.9%
Vanguard Developed Markets Index Fund 'Institutional'	4,168,142	$80,570
Vanguard Emerging Markets Stock Index Fund 'Institutional'	783,189	26,715
Vanguard Institutional Index Fund 'Institutional Plus'	351,218	190,964
Vanguard Small-Cap Index Fund 'Institutional'	81,305	9,903

Total Mutual Funds (Cost $187,909)		308,152

SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200%(d)	95,576	96

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
4.106% due 10/21/2025 - 12/11/2025 (a)(b)(e)	$494	491

Total Short-Term Instruments (Cost $587)		587

Total Investments in Securities (Cost $188,496)		308,739

	SHARES
INVESTMENTS IN AFFILIATES 50.5%
MUTUAL FUNDS (c) 45.5%
PIMCO Emerging Markets Local Currency and Bond Fund	2,652,244	16,550
PIMCO High Yield Fund	512,662	4,184
PIMCO Income Fund	4,234,298	46,069
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,095,389	10,866
PIMCO Long-Term Real Return Fund	4,707,137	55,591
PIMCO Long-Term U.S. Government Fund	3,553,512	50,318
PIMCO Real Return Fund	2,842,406	29,703
PIMCO Total Return Fund	7,646,519	67,366

Total Mutual Funds (Cost $290,522)		280,647

SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III	3,178,732	30,957

Total Short-Term Instruments (Cost $30,928)		30,957

Total Investments in Affiliates (Cost $321,450)		311,604

Total Investments 100.5% (Cost $509,946)		$620,343
Financial Derivative Instruments (f) (0.0)%(Cost or Premiums, net $0)		(34)
Other Assets and Liabilities, net (0.5)%		(3,132)

Net Assets 100.0%		$617,177

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
(e)

Securities with an aggregate market value of $150 have been pledged as collateral as of September 30, 2025 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	20,481	4.020%	Monthly	02/17/2026	$10,757	$0	$(13)	$0	$(13)
JPM	Receive	FNRETR Index	234	4.730% (SOFR plus a specified spread)	Monthly	10/01/2025	6,008	0	44	44	0
	Receive	FNRETR Index	283	4.890% (SOFR plus a specified spread)	Monthly	08/05/2026	7,348	0	(29)	0	(29)
MYI	Receive	FNRETR Index	31	4.770% (SOFR plus a specified spread)	Monthly	11/05/2025	805	0	(3)	0	(3)
	Receive	FNRETR Index	313	4.780% (SOFR plus a specified spread)	Monthly	02/04/2026	8,126	0	(32)	0	(32)
	Receive	FNRETR Index	15	4.780% (SOFR plus a specified spread)	Monthly	07/08/2026	390	0	(1)	0	(1)

Total Swap Agreements								$0	$(34)	$44	$(78)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 09/30/2025

Investments in Securities, at Value
Mutual Funds					$308,152		$0		$0	$308,152
Short-Term Instruments
Mutual Funds					0		96		0	96
U.S. Treasury Bills					0		491		0	491

					$308,152		$587		$0	$308,739
Investments in Affiliates, at Value
Mutual Funds					280,647		0		0	280,647
Short-Term Instruments
Central Funds Used for Cash Management Purposes					30,957		0		0	30,957

					$311,604		$0		$0	$311,604

Total Investments					$619,756		$587		$0	$620,343

Financial Derivative Instruments - Assets
Over the counter					$0		$44		$0	$44

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(78)		$0	$(78)

Total Financial Derivative Instruments					$0		$(34)		$0	$(34)

Totals					$619,756		$553		$0	$620,309

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	September 30, 2025 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 61.1% ¤
MUTUAL FUNDS 60.9%
Vanguard Developed Markets Index Fund 'Institutional'	3,522,639	$106,419
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,178,830	40,210
Vanguard Institutional Index Fund 'Institutional Plus'	455,739	247,795
Vanguard Small-Cap Index Fund 'Institutional'	148,560	18,095

Total Mutual Funds (Cost $261,761)		412,519

SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200%(d)	506,506	506

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
4.014% due 12/11/2025 (a)(b)	$334	331

Total Short-Term Instruments (Cost $837)		837

Total Investments in Securities (Cost $262,598)		413,356

	SHARES
INVESTMENTS IN AFFILIATES 39.3%
MUTUAL FUNDS (c) 34.4%
PIMCO Emerging Markets Local Currency and Bond Fund	2,278,954	14,221
PIMCO High Yield Fund	404,072	3,297
PIMCO Income Fund	3,546,855	38,590
PIMCO International Bond Fund (U.S. Dollar-Hedged)	842,070	8,353
PIMCO Long-Term Real Return Fund	3,873,763	45,749
PIMCO Long-Term U.S. Government Fund	2,803,196	39,693
PIMCO Real Return Fund	2,401,730	25,098
PIMCO Total Return Fund	6,530,435	57,533

Total Mutual Funds (Cost $238,771)		232,534

SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short-Term Floating NAV Portfolio III	3,437,692	33,480

Total Short-Term Instruments (Cost $33,440)		33,480

Total Investments in Affiliates (Cost $272,211)		266,014

Total Investments 100.4% (Cost $534,809)		$679,370
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(44)
Other Assets and Liabilities, net (0.4)%		(2,475)

Net Assets 100.0%		$676,851

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	20,825	4.020%	Monthly	02/17/2026	$10,938	$0	$(13)	$0	$(13)
JPM	Receive	FNRETR Index	228	4.730% (SOFR plus a specified spread)	Monthly	10/01/2025	5,854	0	43	43	0
	Receive	FNRETR Index	320	4.890% (SOFR plus a specified spread)	Monthly	08/05/2026	8,308	0	(33)	0	(33)
MYI	Receive	FNRETR Index	29	4.770% (SOFR plus a specified spread)	Monthly	11/05/2025	753	0	(3)	0	(3)
	Receive	FNRETR Index	352	4.780% (SOFR plus a specified spread)	Monthly	02/04/2026	9,139	0	(36)	0	(36)
	Receive	FNRETR Index	24	4.780% (SOFR plus a specified spread)	Monthly	07/08/2026	623	0	(2)	0	(2)

Total Swap Agreements								$0	$(44)	$43	$(87)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 09/30/2025

Investments in Securities, at Value
Mutual Funds					$412,519		$0		$0	$412,519
Short-Term Instruments
Mutual Funds					0		506		0	506
U.S. Treasury Bills					0		331		0	331

					$412,519		$837		$0	$413,356
Investments in Affiliates, at Value
Mutual Funds					232,534		0		0	232,534
Short-Term Instruments
Central Funds Used for Cash Management Purposes					33,480		0		0	33,480

					$266,014		$0		$0	$266,014

Total Investments					$678,533		$837		$0	$679,370

Financial Derivative Instruments - Assets
Over the counter					$0		$43		$0	$43

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(87)		$0	$(87)

Total Financial Derivative Instruments					$0		$(44)		$0	$(44)

Totals					$678,533		$793		$0	$679,326

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 72.3% ¤
MUTUAL FUNDS 72.2%
Vanguard Developed Markets Index Fund 'Institutional'	3,785,140	$114,349
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,363,402	46,506
Vanguard Institutional Index Fund 'Institutional Plus'	492,019	267,521
Vanguard Small-Cap Index Fund 'Institutional'	148,044	18,032

Total Mutual Funds (Cost $282,989)		446,408

SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200%(d)	565,304	565

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.0%
4.014% due 12/11/2025 (a)(b)	$283	281

Total Short-Term Instruments (Cost $846)		846

Total Investments in Securities (Cost $283,835)		447,254

	SHARES
INVESTMENTS IN AFFILIATES 28.3%
MUTUAL FUNDS (c) 23.5%
PIMCO Emerging Markets Local Currency and Bond Fund	1,730,308	10,797
PIMCO High Yield Fund	191,160	1,560
PIMCO Income Fund	2,098,514	22,832
PIMCO International Bond Fund (U.S. Dollar-Hedged)	654,977	6,497
PIMCO Long-Term Real Return Fund	2,521,001	29,773
PIMCO Long-Term U.S. Government Fund	1,490,004	21,098
PIMCO Real Return Fund	1,522,496	15,910
PIMCO Total Return Fund	4,098,069	36,104

Total Mutual Funds (Cost $149,716)		144,571

SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short-Term Floating NAV Portfolio III	3,012,185	29,336

Total Short-Term Instruments (Cost $29,310)		29,336

Total Investments in Affiliates (Cost $179,026)		173,907

Total Investments 100.6% (Cost $462,861)		$621,161
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(32)
Other Assets and Liabilities, net (0.6)%		(3,480)

Net Assets 100.0%		$617,649

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	17,228	4.020%	Monthly	02/17/2026	$9,049	$0	$(11)	$0	$(11)
JPM	Receive	FNRETR Index	236	4.730% (SOFR plus a specified spread)	Monthly	10/01/2025	6,059	0	44	44	0
	Receive	FNRETR Index	298	4.890% (SOFR plus a specified spread)	Monthly	08/05/2026	7,737	0	(31)	0	(31)
MYI	Receive	FNRETR Index	40	4.770% (SOFR plus a specified spread)	Monthly	11/05/2025	1,038	0	(4)	0	(4)
	Receive	FNRETR Index	304	4.780% (SOFR plus a specified spread)	Monthly	02/04/2026	7,893	0	(30)	0	(30)

Total Swap Agreements								$0	$(32)	$44	$(76)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 09/30/2025

Investments in Securities, at Value
Mutual Funds					$446,408		$0		$0	$446,408
Short-Term Instruments
Mutual Funds					0		565		0	565
U.S. Treasury Bills					0		281		0	281

					$446,408		$846		$0	$447,254
Investments in Affiliates, at Value
Mutual Funds					144,571		0		0	144,571
Short-Term Instruments
Central Funds Used for Cash Management Purposes					29,336		0		0	29,336

					$173,907		$0		$0	$173,907

Total Investments					$620,315		$846		$0	$621,161

Financial Derivative Instruments - Assets
Over the counter					$0		$44		$0	$44

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(76)		$0	$(76)

Total Financial Derivative Instruments					$0		$(32)		$0	$(32)

Totals					$620,315		$814		$0	$621,129

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 81.7% ¤
MUTUAL FUNDS 81.6%
Vanguard Developed Markets Index Fund 'Institutional'	4,731,339	$142,934
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,432,931	48,877
Vanguard Institutional Index Fund 'Institutional Plus'	545,918	296,827
Vanguard Small-Cap Index Fund 'Institutional'	154,525	18,821

Total Mutual Funds (Cost $328,819)		507,459

SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200%(d)	597,055	597

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.0%
4.017% due 10/21/2025 - 12/11/2025 (a)(b)	$266	264

Total Short-Term Instruments (Cost $861)		861

Total Investments in Securities (Cost $329,680)		508,320

	SHARES
INVESTMENTS IN AFFILIATES 19.0%
MUTUAL FUNDS (c)14.5%
PIMCO Emerging Markets Local Currency and Bond Fund	1,438,252	8,975
PIMCO High Yield Fund	20,713	169
PIMCO Income Fund	914,339	9,948
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,285	4,268
PIMCO Long-Term Real Return Fund	1,325,679	15,656
PIMCO Long-Term U.S. Government Fund	1,103,741	15,629
PIMCO Real Return Fund	1,214,368	12,690
PIMCO Total Return Fund	2,565,159	22,599

Total Mutual Funds (Cost $93,055)		89,934

SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio III	2,845,610	27,714

Total Short-Term Instruments (Cost $27,682)		27,714

Total Investments in Affiliates (Cost $120,737)		117,648

Total Investments 100.7% (Cost $450,417)		$625,968
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(28)
Other Assets and Liabilities, net (0.7)%		(4,115)

Net Assets 100.0%		$621,825

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	16,371	4.02	Monthly	02/17/2026	$8,599	$0	$(10)	$0	$(10)
JPM	Receive	FNRETR Index	261	4.730% (SOFR plus a specified spread)	Monthly	10/01/2025	6,701	0	49	49	0
	Receive	FNRETR Index	329	4.890% (SOFR plus a specified spread)	Monthly	08/05/2026	8,542	0	(34)	0	(34)
MYI	Receive	FNRETR Index	33	4.770% (SOFR plus a specified spread)	Monthly	11/05/2025	857	0	(3)	0	(3)
	Receive	FNRETR Index	279	4.780% (SOFR plus a specified spread)	Monthly	02/04/2026	7,244	0	(28)	0	(28)
	Receive	FNRETR Index	14	4.780% (SOFR plus a specified spread)	Monthly	07/08/2026	363	0	(2)	0	(2)

Total Swap Agreements								$0	$(28)	$49	$(77)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 09/30/2025

Investments in Securities, at Value
Mutual Funds					$507,459		$0		$0	$507,459
Short-Term Instruments
Mutual Funds					0		597		0	597
U.S. Treasury Bills					0		264		0	264

					$507,459		$861		$0	$508,320
Investments in Affiliates, at Value
Mutual Funds					89,934		0		0	89,934
Short-Term Instruments
Central Funds Used for Cash Management Purposes					27,714		0		0	27,714

					$117,648		$0		$0	$117,648

Total Investments					$625,107		$861		$0	$625,968

Financial Derivative Instruments - Assets
Over the counter					$0		$49		$0	$49

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(77)		$0	$(77)

Total Financial Derivative Instruments					$0		$(28)		$0	$(28)

Totals					$625,107		$833		$0	$625,940

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 86.8% ¤
MUTUAL FUNDS 86.7%
Vanguard Developed Markets Index Fund 'Institutional'	4,833,266	$146,013
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,403,225	47,864
Vanguard Institutional Index Fund 'Institutional Plus'	529,247	287,762
Vanguard Small-Cap Index Fund 'Institutional'	164,940	20,089

Total Mutual Funds (Cost $319,770)		501,728

SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200%(b)	561,013	561

Total Short-Term Instruments (Cost $561)		561

Total Investments in Securities (Cost $320,331)		502,289

INVESTMENTS IN AFFILIATES 13.7%
MUTUAL FUNDS (a) 8.6%
PIMCO Emerging Markets Local Currency and Bond Fund	512,431	3,198
PIMCO Income Fund	529,992	5,766
PIMCO International Bond Fund (U.S. Dollar-Hedged)	246,225	2,443
PIMCO Long-Term Real Return Fund	694,697	8,204
PIMCO Long-Term U.S. Government Fund	648,767	9,187
PIMCO Real Return Fund	722,784	7,553
PIMCO Total Return Fund	1,527,052	13,453

Total Mutual Funds (Cost $52,403)		49,804

SHORT-TERM INSTRUMENTS 5.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short-Term Floating NAV Portfolio III	3,020,854	29,420

Total Short-Term Instruments (Cost $29,391)		29,420

Total Investments in Affiliates (Cost $81,794)		79,224

Total Investments 100.5% (Cost $402,125)		$581,513
Financial Derivative Instruments (c) (0.0)%(Cost or Premiums, net $0)		(56)
Other Assets and Liabilities, net (0.5)%		(2,652)

Net Assets 100.0%		$578,805

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	14,348	4.02	Monthly	02/17/2026	$7,536	$0	$(9)	$0	$(9)
JPM	Receive	FNRETR Index	144	4.730% (SOFR plus a specified spread)	Monthly	10/01/2025	3,697	0	27	27	0
	Receive	FNRETR Index	357	4.890% (SOFR plus a specified spread)	Monthly	08/05/2026	9,269	0	(37)	0	(37)
MYI	Receive	FNRETR Index	39	4.770% (SOFR plus a specified spread)	Monthly	11/05/2025	1,013	0	(4)	0	(4)
	Receive	FNRETR Index	308	4.780% (SOFR plus a specified spread)	Monthly	02/04/2026	7,996	0	(31)	0	(31)
	Receive	FNRETR Index	21	4.780% (SOFR plus a specified spread)	Monthly	07/08/2026	545	0	(2)	0	(2)

Total Swap Agreements								$0	$(56)	$27	$(83)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 09/30/2025

Investments in Securities, at Value
Mutual Funds					$501,728		$0		$0	$501,728
Short-Term Instruments
Mutual Funds					0		561		0	561

					$501,728		$561		$0	$502,289
Investments in Affiliates, at Value
Mutual Funds					49,804		0		0	49,804
Short-Term Instruments
Central Funds Used for Cash Management Purposes					29,420		0		0	29,420

					$79,224		$0		$0	$79,224

Total Investments					$580,952		$561		$0	$581,513

Financial Derivative Instruments - Assets
Over the counter					$0		$27		$0	$27

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(83)		$0	$(83)

Total Financial Derivative Instruments					$0		$(56)		$0	$(56)

Totals					$580,952		$505		$0	$581,457

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.1% ¤
MUTUAL FUNDS 90.1%
Vanguard Developed Markets Index Fund 'Institutional'	4,192,777	$126,664
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,275,055	43,492
Vanguard Institutional Index Fund 'Institutional Plus'	466,337	253,557
Vanguard Small-Cap Index Fund 'Institutional'	162,944	19,846

Total Mutual Funds (Cost $296,595)		443,559

SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200%(d)	77,817	78

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.0%
4.318% due 10/21/2025 (a)(b)	$8	8

Total Short-Term Instruments (Cost $86)		86

Total Investments in Securities (Cost $296,681)		443,645

	SHARES
INVESTMENTS IN AFFILIATES 10.5%
MUTUAL FUNDS (c) 6.0%
PIMCO Emerging Markets Local Currency and Bond Fund	244,141	1,523
PIMCO Income Fund	325,358	3,540
PIMCO International Bond Fund (U.S. Dollar-Hedged)	113,499	1,126
PIMCO Long-Term Real Return Fund	417,709	4,933
PIMCO Long-Term U.S. Government Fund	319,543	4,525
PIMCO Real Return Fund	539,340	5,636
PIMCO Total Return Fund	954,551	8,410

Total Mutual Funds (Cost $30,836)		29,693

SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio III	2,250,546	21,918

Total Short-Term Instruments (Cost $21,891)		21,918

Total Investments in Affiliates (Cost $52,727)		51,611

Total Investments 100.6% (Cost $349,408)		$495,256
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(50)
Other Assets and Liabilities, net (0.6)%		(2,681)

Net Assets 100.0%		$492,525

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	11,271	4.020%	Monthly	02/17/2026	$5,920	$0	$(7)	$0	$(7)
JPM	Receive	FNRETR Index	125	4.730% (SOFR plus a specified spread)	Monthly	10/01/2025	3,209	0	23	23	0
	Receive	FNRETR Index	320	4.890% (SOFR plus a specified spread)	Monthly	08/05/2026	8,308	0	(33)	0	(33)
MYI	Receive	FNRETR Index	18	4.770% (SOFR plus a specified spread)	Monthly	11/05/2025	467	0	(2)	0	(2)
	Receive	FNRETR Index	279	4.780% (SOFR plus a specified spread)	Monthly	02/04/2026	7,244	0	(28)	0	(28)
	Receive	FNRETR Index	26	4.780% (SOFR plus a specified spread)	Monthly	07/08/2026	675	0	(3)	0	(3)

Total Swap Agreements								$0	$(50)	$23	$(73)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 09/30/2025

Investments in Securities, at Value
Mutual Funds					$443,559		$0		$0	$443,559
Short-Term Instruments
Mutual Funds					0		78		0	78
U.S. Treasury Bills					0		8		0	8

					$443,559		$86		$0	$443,645
Investments in Affiliates, at Value
Mutual Funds					29,693		0		0	29,693
Short-Term Instruments
Central Funds Used for Cash Management Purposes					21,918		0		0	21,918

					$51,611		$0		$0	$51,611

Total Investments					$495,170		$86		$0	$495,256

Financial Derivative Instruments - Assets
Over the counter					$0		$23		$0	$23

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(73)		$0	$(73)

Total Financial Derivative Instruments					$0		$(50)		$0	$(50)

Totals					$495,170		$36		$0	$495,206

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.6% ¤
MUTUAL FUNDS 90.4%
Vanguard Developed Markets Index Fund 'Institutional'	2,940,658	$56,843
Vanguard Emerging Markets Stock Index Fund 'Institutional'	580,824	19,812
Vanguard Institutional Index Fund 'Institutional Plus'	219,383	119,283
Vanguard Small-Cap Index Fund 'Institutional'	77,675	9,460

Total Mutual Funds (Cost $150,059)		205,398

SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200%(b)	332,832	333

Total Short-Term Instruments (Cost $333)		333

Total Investments in Securities (Cost $150,392)		205,731

INVESTMENTS IN AFFILIATES 9.8%
MUTUAL FUNDS (a)4.9%
PIMCO Emerging Markets Local Currency and Bond Fund	111,934	698
PIMCO Income Fund	108,710	1,183
PIMCO International Bond Fund (U.S. Dollar-Hedged)	25,532	253
PIMCO Long-Term Real Return Fund	148,743	1,757
PIMCO Long-Term U.S. Government Fund	121,855	1,726
PIMCO Real Return Fund	231,355	2,418
PIMCO Total Return Fund	330,326	2,910

Total Mutual Funds (Cost $10,872)		10,945

SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short-Term Floating NAV Portfolio III	1,150,764	11,207

Total Short-Term Instruments (Cost $11,200)		11,207

Total Investments in Affiliates (Cost $22,072)		22,152

Total Investments 100.4% (Cost $172,464)		$227,883
Financial Derivative Instruments (c) (0.0)%(Cost or Premiums, net $0)		(12)
Other Assets and Liabilities, net (0.4)%		(924)

Net Assets 100.0%		$226,947

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	4,913	4.020%	Monthly	02/17/2026	$2,580	$0	$(3)	$0	$(3)
JPM	Receive	FNRETR Index	93	4.730% (SOFR plus a specified spread)	Monthly	10/01/2025	2,388	0	17	17	0
	Receive	FNRETR Index	141	4.890% (SOFR plus a specified spread)	Monthly	08/05/2026	3,661	0	(15)	0	(15)
MYI	Receive	FNRETR Index	3	4.770% (SOFR plus a specified spread)	Monthly	11/05/2025	78	0	0	0	0
	Receive	FNRETR Index	103	4.780% (SOFR plus a specified spread)	Monthly	02/04/2026	2,674	0	(10)	0	(10)
	Receive	FNRETR Index	5	4.780% (SOFR plus a specified spread)	Monthly	07/08/2026	130	0	(1)	0	(1)

Total Swap Agreements								$0	$(12)	$17	$(29)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 09/30/2025

Investments in Securities, at Value
Mutual Funds					$205,398		$0		$0	$205,398
Short-Term Instruments
Mutual Funds					0		333		0	333

					$205,398		$333		$0	$205,731
Investments in Affiliates, at Value
Mutual Funds					10,945		0		0	10,945
Short-Term Instruments
Central Funds Used for Cash Management Purposes					11,207		0		0	11,207

					$22,152		$0		$0	$22,152

Total Investments					$227,550		$333		$0	$227,883

Financial Derivative Instruments - Assets
Over the counter					$0		$17		$0	$17

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(29)		$0	$(29)

Total Financial Derivative Instruments					$0		$(12)		$0	$(12)

Totals					$227,550		$321		$0	$227,871

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO REALPATH® Blend 2065 Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.3% ¤
MUTUAL FUNDS 90.9%
Vanguard Developed Markets Index Fund 'Institutional'	667,922	$12,911
Vanguard Emerging Markets Stock Index Fund 'Admiral'	100,311	4,500
Vanguard Institutional Index Fund 'Institutional'	50,508	27,463
Vanguard Small-Cap Index Fund 'Admiral'	18,677	2,275

Total Mutual Funds (Cost $38,649)		47,149

SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200%(b)	196,252	196

Total Short-Term Instruments (Cost $196)		196

Total Investments in Securities (Cost $38,845)		47,345

INVESTMENTS IN AFFILIATES 8.9%
MUTUAL FUNDS (a) 3.8%
PIMCO Emerging Markets Local Currency and Bond Fund	24,102	150
PIMCO Income Fund	13,646	148
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3,833	38
PIMCO Long-Term Real Return Fund	32,908	389
PIMCO Long-Term U.S. Government Fund	26,389	374
PIMCO Real Return Fund	51,020	533
PIMCO Total Return Fund	42,454	374

Total Mutual Funds (Cost $1,954)		2,006

SHORT-TERM INSTRUMENTS 5.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short-Term Floating NAV Portfolio III	269,950	2,629

Total Short-Term Instruments (Cost $2,629)		2,629

Total Investments in Affiliates (Cost $4,583)		4,635

Total Investments 100.2% (Cost $43,428)		$51,980
Financial Derivative Instruments (c) 0.0%(Cost or Premiums, net $0)		1
Other Assets and Liabilities, net (0.2)%		(102)

Net Assets 100.0%		$51,879

Schedule of Investments PIMCO REALPATH® Blend 2065 Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	917	4.020%	Monthly	02/17/2026	$482	$0	$(1)	$0	$(1)
JPM	Receive	FNRETR Index	33	4.730% (SOFR plus a specified spread)	Monthly	10/01/2025	847	0	6	6	0
	Receive	FNRETR Index	24	4.890% (SOFR plus a specified spread)	Monthly	08/05/2026	623	0	(2)	0	(2)
MYI	Receive	FNRETR Index	6	4.770% (SOFR plus a specified spread)	Monthly	11/05/2025	156	0	(1)	0	(1)
	Receive	FNRETR Index	10	4.780% (SOFR plus a specified spread)	Monthly	02/04/2026	259	0	(1)	0	(1)
	Receive	FNRETR Index	4	4.780% (SOFR plus a specified spread)	Monthly	07/08/2026	104	0	0	0	0

Total Swap Agreements								$0	$1	$6	$(5)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 09/30/2025

Investments in Securities, at Value
Mutual Funds					$47,149		$0		$0	$47,149
Short-Term Instruments
Mutual Funds					0		196		0	196

					$47,149		$196		$0	$47,345
Investments in Affiliates, at Value
Mutual Funds					2,006		0		0	2,006
Short-Term Instruments
Central Funds Used for Cash Management Purposes					2,629		0		0	2,629

					$4,635		$0		$0	$4,635

Total Investments					$51,784		$196		$0	$51,980

Financial Derivative Instruments - Assets
Over the counter					$0		$6		$0	$6

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(5)		$0	$(5)

Total Financial Derivative Instruments					$0		$1		$0	$1

Totals					$51,784		$197		$0	$51,981

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO REALPATH® Blend 2070 Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.0% ¤
MUTUAL FUNDS 90.0%
Vanguard Developed Markets Index Fund 'Admiral'	52,149	$1,007
Vanguard Emerging Markets Stock Index Fund 'Admiral'	7,821	351
Vanguard S&P 500 ETF	3,485	2,134
Vanguard Small-Cap Index Fund 'Admiral'	1,456	177

Total Mutual Funds (Cost $3,207)		3,669

Total Investments in Securities (Cost $3,207)		3,669

INVESTMENTS IN AFFILIATES 6.6%
MUTUAL FUNDS (a) 3.9%
PIMCO Emerging Markets Local Currency and Bond Fund	1,701	11
PIMCO Income Fund	1,143	12
PIMCO International Bond Fund (U.S. Dollar-Hedged)	417	4
PIMCO Long-Term Real Return Fund	2,440	29
PIMCO Long-Term U.S. Government Fund	1,946	28
PIMCO Real Return Fund	4,066	42
PIMCO Total Return Fund	3,162	28

Total Mutual Funds (Cost $149)		154

SHORT-TERM INSTRUMENTS 2.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.7%
PIMCO Short-Term Floating NAV Portfolio III	11,439	111

Total Short-Term Instruments (Cost $111)		111

Total Investments in Affiliates (Cost $260)		265

Total Investments 96.6% (Cost $3,467)		$3,934
Financial Derivative Instruments (b) (0.0)%(Cost or Premiums, net $0)		(1)
Other Assets and Liabilities, net 3.4%		138

Net Assets 100.0%		$4,071

Schedule of Investments PIMCO REALPATH® Blend 2070 Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	12	0.000%	Monthly	02/17/2026	$6	$0	$0	$0	$0
JPM	Receive	FNRETR Index	5	25962.590%	Monthly	11/05/2025	130	0	(1)	0	(1)
	Receive	BERYTR Index	64	0.000%	Monthly	02/17/2026	34	0	0	0	0
	Receive	FNRETR Index	1	4.890% (SOFR plus a specified spread)	Monthly	08/05/2026	26	0	0	0	0

Total Swap Agreements								$0	$(1)	$0	$(1)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 09/30/2025

Investments in Securities, at Value
Mutual Funds					$3,669		$0		$0	$3,669

					$3,669		$0		$0	$3,669
Investments in Affiliates, at Value
Mutual Funds					154		0		0	154
Short-Term Instruments
Central Funds Used for Cash Management Purposes					111		0		0	111

					$265		$0		$0	$265

Total Investments					$3,934		$0		$0	$3,934

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(1)		$0	$(1)

Total Financial Derivative Instruments					$0		$(1)		$0	$(1)

Totals					$3,934		$(1)		$0	$3,933

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO REALPATH® Blend Income Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 35.4% ¤
MUTUAL FUNDS 35.2%
Vanguard Developed Markets Index Fund 'Institutional'	3,007,367	$58,132
Vanguard Emerging Markets Stock Index Fund 'Institutional'	611,827	20,869
Vanguard Institutional Index Fund 'Institutional Plus'	281,548	153,083
Vanguard Small-Cap Index Fund 'Institutional'	46,990	5,724

Total Mutual Funds (Cost $131,490)		237,808

SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200%(d)	532,486	532

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
4.014% due 12/11/2025 (a)(b)(f)	$455	452

Total Short-Term Instruments (Cost $984)		984

Total Investments in Securities (Cost $132,474)		238,792

	SHARES
INVESTMENTS IN AFFILIATES 64.8%
MUTUAL FUNDS (c) 59.8%
PIMCO Emerging Markets Local Currency and Bond Fund	3,569,030	22,271
PIMCO High Yield Fund	755,964	6,169
PIMCO Income Fund	6,982,139	75,966
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,941,566	19,260
PIMCO Long-Term Real Return Fund	5,390,949	63,667
PIMCO Long-Term U.S. Government Fund	3,959,627	56,068
PIMCO Real Return Fund	3,886,590	40,615
PIMCO Total Return Fund	13,770,001	121,314

Total Mutual Funds (Cost $414,756)		405,330

SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III	3,498,738	34,074

Total Short-Term Instruments (Cost $34,050)		34,074

Total Investments in Affiliates (Cost $448,806)		439,404

Total Investments 100.2% (Cost $581,280)		$678,196
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(92)
Other Assets and Liabilities, net (0.2)%		(1,137)

Net Assets 100.0%		$676,967

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BERYTR Index	26,198	4.02	Monthly	02/17/2026	$13,761	$0	$(16)	$0	$(16)
JPM	Receive	FNRETR Index	68	4.730% (SOFR plus a specified spread)	Monthly	10/01/2025	1,746	0	13	13	0
	Receive	FNRETR Index	133	4.890% (SOFR plus a specified spread)	Monthly	08/05/2026	3,453	0	(14)	0	(14)
MYI	Receive	FNRETR Index	173	4.780% (SOFR plus a specified spread)	Monthly	02/04/2026	4,491	0	(17)	0	(17)
	Receive	FNRETR Index	571	4.780% (SOFR plus a specified spread)	Monthly	07/08/2026	14,825	0	(58)	0	(58)

Total Swap Agreements								$0	$(92)	$13	$(105)

(f)

Securities with an aggregate market value of $2 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 09/30/2025

Investments in Securities, at Value
Mutual Funds					$237,808		$0		$0	$237,808
Short-Term Instruments
Mutual Funds					0		532		0	532
U.S. Treasury Bills					0		452		0	452

					$237,808		$984		$0	$238,792
Investments in Affiliates, at Value
Mutual Funds					405,330		0		0	405,330
Short-Term Instruments
Central Funds Used for Cash Management Purposes					34,074		0		0	34,074

					$439,404		$0		$0	$439,404

Total Investments					$677,212		$984		$0	$678,196

Financial Derivative Instruments - Assets
Over the counter					$0		$13		$0	$13

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(105)		$0	$(105)

Total Financial Derivative Instruments					$0		$(92)		$0	$(92)

Totals					$677,212		$892		$0	$678,104

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund's prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a thirdparty vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments

Notes to Financial Statements (Cont.)

may be made to the marketderived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘backsolving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of September 30, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission ("SEC") website at www.sec.gov, on the Funds’ website at http://www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended September 30, 2025 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$11,572	$72,169	$(62,084)	$0	$0	$21,657	$(956)	$0
PIMCO RAE International Fund	17,425	63,144	(56,743)	0	0	23,826	(1,037)	0
PIMCO RAE US Fund	22,393	46,798	(37,926)	0	0	31,265	(920)	0
PIMCO RAE US Small Fund	30,855	202,836	(139,485)	0	0	94,206	(1,730)	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	9	0	0	0	0	9	0	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The PIMCO RAE Global and PIMCO RAE Global ex-US Funds may invest in Institutional Class shares of the Underlying PIMCO Funds and may also invest in other affiliated funds, and unaffiliated funds, which may or may not be registered under the Act (together with the Underlying Funds, “Acquired Funds”). The Underlying Funds are considered to be affiliated with the PIMCO RAE Global and PIMCO RAE Global ex-US Funds. The table below shows the transactions in and earnings from investments in the Underlying Funds for the period ended September 30, 2025 (amounts in thousands†):

PIMCO RAE Global ex-US Fund

Notes to Financial Statements (Cont.)

PIMCO RAE Global ex-US Fund

Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$29,618	$668	$(219)	$18	$1,331	$31,416	$0	$0
PIMCO RAE International Fund	83,838	25	(1,384)	(48)	4,713	87,144	0	0
Totals	$113,456	$693	$(1,603)	$(30)	$6,044	$118,560	$0	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advise on IRS Form 1099-DIV.

The PIMCO REALPATH® Blend Funds seek to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in Underlying PIMCO Funds or Central Funds for the period ended September 30, 2025 (amounts in thousands†):

PIMCO REALPATH® Blend 2030 Fund

Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$15,733	$884	$(336)	$(30)	$299	$16,550	$293	$0
PIMCO High Yield Fund	4,092	66	0	0	26	4,184	66	0
PIMCO Income Fund	43,990	1,973	(358)	(24)	488	46,069	686	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	10,770	118	0	0	(22)	10,866	118	0
PIMCO Long-Term Real Return Fund	52,134	2,385	0	0	1,072	55,591	701	0
PIMCO Long-Term U.S. Government Fund	47,392	1,979	0	0	947	50,318	468	0
PIMCO Real Return Fund	28,506	1,071	(331)	(34)	491	29,703	260	0
PIMCO Short-Term Floating NAV Portfolio III	26,634	27,716	(23,400)	4	3	30,957	317	0
PIMCO Total Return Fund	64,071	2,785	(491)	(79)	1,080	67,366	748	0
Totals	$293,322	$38,977	$(24,916)	$(163)	$4,384	$311,604	$3,657	$0

PIMCO REALPATH® Blend 2035 Fund

Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$13,741	$253	$0	$0	$227	$14,221	$252	$0
PIMCO High Yield Fund	3,225	52	0	0	20	3,297	52	0
PIMCO Income Fund	36,738	1,466	0	0	386	38,590	572	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	7,935	434	0	0	(16)	8,353	88	0
PIMCO Long-Term Real Return Fund	43,106	1,765	0	0	878	45,749	579	0
PIMCO Long-Term U.S. Government Fund	37,562	1,386	0	0	745	39,693	370	0
PIMCO Real Return Fund	23,935	782	0	0	381	25,098	218	0
PIMCO Short-Term Floating NAV Portfolio III	34,238	22,136	(22,900)	2	4	33,480	336	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund	54,987	2,117	(426)	(70)	925	57,533	640	0
Totals	$255,467	$30,391	$(23,326)	$(68)	$3,550	$266,014	$3,107	$0

PIMCO REALPATH® Blend 2040 Fund

Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$9,996	$630	$0	$0	$171	$10,797	$187	$0
PIMCO High Yield Fund	1,526	24	0	0	10	1,560	25	0
PIMCO Income Fund	21,726	878	0	0	228	22,832	338	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5,995	513	0	0	(11)	6,497	68	0
PIMCO Long-Term Real Return Fund	27,713	1,482	0	0	578	29,773	374	0
PIMCO Long-Term U.S. Government Fund	19,971	731	0	0	396	21,098	197	0
PIMCO Real Return Fund	15,071	598	0	0	241	15,910	137	0
PIMCO Short-Term Floating NAV Portfolio III	32,809	27,822	(31,300)	3	2	29,336	322	0
PIMCO Total Return Fund	33,840	1,733	0	0	531	36,104	397	0
Totals	$168,647	$34,411	$(31,300)	$3	$2,146	$173,907	$2,045	$0

PIMCO REALPATH® Blend 2045 Fund

Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$8,185	$647	$0	$0	$143	$8,975	$154	$0
PIMCO High Yield Fund	165	3	0	0	1	169	3	0
PIMCO Income Fund	9,699	149	0	0	100	9,948	149	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4,230	46	0	0	(8)	4,268	46	0
PIMCO Long-Term Real Return Fund	14,707	649	0	0	300	15,656	198	0
PIMCO Long-Term U.S. Government Fund	14,765	573	0	0	291	15,629	146	0
PIMCO Real Return Fund	11,997	501	0	0	192	12,690	109	0
PIMCO Short-Term Floating NAV Portfolio III	29,779	40,829	(42,900)	7	(1)	27,714	329	0
PIMCO Total Return Fund	21,360	907	0	0	332	22,599	249	0
Totals	$114,887	$44,304	$(42,900)	$7	$1,350	$117,648	$1,383	$0

PIMCO REALPATH® Blend 2050 Fund

Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$3,090	$57	$0	$0	$51	$3,198	$57	$0
PIMCO Income Fund	5,622	86	0	0	58	5,766	87	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,421	27	0	0	(5)	2,443	27	0
PIMCO Long-Term Real Return Fund	7,946	105	0	0	153	8,204	105	0
PIMCO Long-Term U.S. Government Fund	8,931	87	0	0	169	9,187	87	0
PIMCO Real Return Fund	7,372	66	0	0	115	7,553	66	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Floating NAV Portfolio III	27,485	25,928	(24,000)	2	5	29,420	328	0
PIMCO Total Return Fund	13,104	151	0	0	198	13,453	151	0
Totals	$75,971	$26,507	$(24,000)	$2	$744	$79,224	$908	$0

PIMCO REALPATH® Blend 2055 Fund

Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$1,472	$27	$0	$0	$24	$1,523	$27	$0
PIMCO Income Fund	3,451	53	0	0	36	3,540	53	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,116	12	0	0	(2)	1,126	12	0
PIMCO Long-Term Real Return Fund	4,778	63	0	0	92	4,933	63	0
PIMCO Long-Term U.S. Government Fund	4,399	43	0	0	83	4,525	43	0
PIMCO Real Return Fund	5,249	302	0	0	85	5,636	48	0
PIMCO Short-Term Floating NAV Portfolio III	22,744	18,869	(19,700)	5	0	21,918	269	0
PIMCO Total Return Fund	8,192	94	0	0	124	8,410	94	0
Totals	$51,401	$19,463	$(19,700)	$5	$442	$51,611	$609	$0

PIMCO REALPATH® Blend 2060 Fund

Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$562	$125	$0	$0	$11	$698	$11	$0
PIMCO Income Fund	1,153	18	0	0	12	1,183	18	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	251	3	0	0	(1)	253	3	0
PIMCO Long-Term Real Return Fund	1,558	165	0	0	34	1,757	21	0
PIMCO Long-Term U.S. Government Fund	1,532	161	0	0	33	1,726	15	0
PIMCO Real Return Fund	2,245	137	0	0	36	2,418	21	0
PIMCO Short-Term Floating NAV Portfolio III	12,773	11,031	(12,600)	2	1	11,207	131	0
PIMCO Total Return Fund	2,688	179	0	0	43	2,910	32	0
Totals	$22,762	$11,819	$(12,600)	$2	$169	$22,152	$252	$0

PIMCO REALPATH® Blend 2065 Fund

Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$119	$31	$0	$0	$0	$150	$2	$0
PIMCO Income Fund	114	33	0	0	1	148	2	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	38	0	0	0	0	38	0	0
PIMCO Long-Term Real Return Fund	293	89	0	0	7	389	4	0
PIMCO Long-Term U.S. Government Fund	283	84	0	0	7	374	3	0
PIMCO Real Return Fund	420	106	0	0	7	533	4	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Floating NAV Portfolio III	2,303	6,426	(6,100)	0	0	2,629	26	0
PIMCO Total Return Fund	287	83	0	0	4	374	4	0
Totals	$3,857	$6,852	$(6,100)	$0	$26	$4,635	$45	$0

PIMCO REALPATH® Blend 2070 Fund

Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$10	$1	$0	$0	$0	$11	$0	$0
PIMCO Income Fund	10	2	0	0	0	12	0	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4	0	0	0	0	4	0	0
PIMCO Long-Term Real Return Fund	25	3	0	0	1	29	0	0
PIMCO Long-Term U.S. Government Fund	25	2	0	0	1	28	0	0
PIMCO Real Return Fund	37	4	0	0	1	42	0	0
PIMCO Short-Term Floating NAV Portfolio III	11	300	(200)	0	0	111	1	0
PIMCO Total Return Fund	23	5	0	0	0	28	0	0
Totals	$145	$317	$(200)	$0	$3	$265	$1	$0

PIMCO REALPATH® Blend Income Fund

Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$22,121	$405	$(625)	$(41)	$411	$22,271	$405	$0
PIMCO High Yield Fund	6,034	97	0	0	38	6,169	97	0
PIMCO Income Fund	75,788	1,159	(1,759)	(123)	901	75,966	1,159	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	19,089	209	0	0	(38)	19,260	209	0
PIMCO Long-Term Real Return Fund	62,558	823	(912)	(447)	1,645	63,667	826	0
PIMCO Long-Term U.S. Government Fund	54,866	532	(361)	(210)	1,241	56,068	532	0
PIMCO Real Return Fund	40,721	361	(1,101)	(120)	754	40,615	364	0
PIMCO Short-Term Floating NAV Portfolio III	34,221	39,046	(39,200)	1	6	34,074	345	0
PIMCO Total Return Fund	120,547	1,382	(2,427)	(425)	2,237	121,314	1,380	0
Totals	$435,945	$44,014	$(46,385)	$(1,365)	$7,195	$439,404	$5,317	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advise on IRS Form 1099-DIV.

The PIMCO Dividend and Income Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund's transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements (Cont.)

Fund Name	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Dividend and Income Fund	$4,466	$21,956	$(24,300)	$1	$0	$2,123	$56	$0
PIMCO RAE Emerging Markets Fund	4,546	126,423	(121,800)	(2)	2	9,169	122	0
PIMCO RAE International Fund	28,143	15,617	(43,320)	0	0	440	16	0
PIMCO RAE US Fund	2,880	51,250	(51,100)	1	0	3,031	51	0
PIMCO RAE US Small Fund	5,678	109,073	(106,200)	1	0	8,552	71	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.

Currency Abbreviations:
AUD	Australian Dollar	ILS	Israeli Shekel	PEN	Peruvian New Sol
BRL	Brazilian Real	INR	Indian Rupee	PLN	Polish Zloty
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CHF	Swiss Franc	KRW	South Korean Won	SGD	Singapore Dollar
CLP	Chilean Peso	KWD	Kuwaiti Dinar	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TRY	Turkish New Lira
EGP	Egyptian Pound	NGN	Nigerian Naira	TWD	Taiwanese Dollar
EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand
IDR	Indonesian Rupiah

Index/Spread Abbreviations:
BERYTR	Bloomberg Enhanced Roll Yield Total Return Index	CDX.HY	Credit Derivatives Index - High Yield	SOFR	Secured Overnight Financing Rate
BISTREFI	Turkish Lira Overnight Reference Rate	CDX.IG	Credit Derivatives Index - Investment Grade	SONIO	Sterling Overnight Interbank Average Rate
Bobl	Bundesobligation, the German word for federal government bond	CMBX	Commercial Mortgage-Backed Index	TSFR1M	Term SOFR 1-Month
BP0003M	3 Month GBP-LIBOR	FNRETR	FTSE Nareit Equity REITs Total Return Index	TSFR3M	Term SOFR 3-Month
CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
CDX.EM	Credit Derivatives Index - Emerging Markets	S&P 500	Standard & Poor's 500 Index

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	OIS	Overnight Index Swap
ADR	American Depositary Receipt	DAC	Designated Activity Company	PIK	Payment-in-Kind
BABs	Build America Bonds	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REIT	Real Estate Investment Trust
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBD	To-Be-Determined
BRL-CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	TBD%	Interest rate to be determined when loan settles or at the time of funding
CHILIBOR	Chile Interbank Offered Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International